1933 Act File No.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(800) 201-6984

(Area Code and Telephone Number)

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive offices

Number, Street, City,

State, Zip Code)

Thomas R. Phillips, Vice President and Assistant Secretary

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive Offices

Number, Street, City,

State, Zip Code)

Approximate Date of Proposed Public Offering:  AS SOON AS

PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE

UNDER THE SECURITIES ACT OF 1933, as amended.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:  NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended. A RULE 24F-2 NOTICE FOR THE REGISTRANT’S FISCAL YEAR ENDED SEPTEMBER 30, 2009 WAS FILED WITH THE COMMISSION ON DECEMBER 18, 2009.

TITLE OF THE SECURITIES BEING REGISTERED:  SHARES OF CAPITAL STOCK

WITH PAR VALUE $.001

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON THE 30TH DAY AFTER FILING

PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

¡	Facing Page

¡	Contents of Registration Statement

¡	Shareholder Letter

¡	Questions and Answers

¡	Notice of Special Meeting

¡	Part A: Prospectus/ Proxy Statement

¡	Part B: Statement of Additional Information

¡	Part C: Other Information

¡	Signature Page

¡	Exhibits

SUBJECT TO COMPLETION, DATED JULY 28, 2010

Lord Abbett Municipal Income Fund, Inc. Lord Abbett Connecticut Tax Free Fund Lord Abbett Hawaii Tax Free Fund Lord Abbett Missouri Tax Free Fund

Lord Abbett Municipal Income Trust

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

Dear Fellow Shareholder,

It is a privilege to manage your tax-free investment. Lord Abbett believes that tax-free income will continue to play an important role in many shareholders’ long term investment goals, especially in light of the events of the last two years. In an effort to streamline Lord Abbett’s municipal bond Fund line-up, we are asking you to approve certain transactions that would combine similarly managed Funds into a single larger Fund and change the state in which some Funds are organized, potentially resulting in operating efficiencies and cost savings for the Funds and, therefore, shareholders.

If you are a shareholder of Lord Abbett Connecticut Tax Free Fund, Lord Abbett Georgia Tax Free Trust, Lord Abbett Hawaii Tax Free Fund, Lord Abbett Missouri Tax Free Fund, or Lord Abbett Pennsylvania Tax Free Trust, you will be asked to approve the reorganization of your Fund into Lord Abbett National Tax Free Fund, which we believe potentially may benefit shareholders in the following ways:

•

Continued federal tax exempt income. As a result of the reorganization of your Fund into the National Tax Free Fund, you no longer will be a shareholder of your Fund; instead, you will become a shareholder of the National Tax Free Fund. The dividend income you receive will continue to be exempt from federal income tax, but will not be exempt from state income taxes or local taxes. You may want to consult with your tax advisor.

•

Similar investment objective and strategies. Your Fund and the National Tax Free Fund have similar investment objectives and strategies, except that the National Tax Free Fund does not invest in just one state’s municipal bonds and may invest to a greater extent in high yield debt securities (also known as lower rated debt securities or junk bonds). We believe that the National Tax Free Fund’s ability to invest in high yield debt securities offers the potential for stronger returns over the long term, albeit with greater risk.

•

Potential for higher yield. The National Tax Free Fund’s tax equivalent yield is higher than that of your Fund. In addition, although the income generated by the National Tax Free Fund generally is subject to state income tax, its after tax yield is higher than that of your Fund. This information is based on March 31, 2010 data.

•	Potential for lower expenses. Combining the assets of your Fund with those of the National Tax Free Fund will create a larger Fund, with the potential for lower expenses through economies of scale.

•	Better portfolio diversification. As a shareholder of a larger Fund that may invest in many states’ municipal bonds, you will participate in a broader range of investment opportunities.

This enhanced diversification means that the combined Fund’s performance may be less affected by local, state, and regional events than your Fund, which focuses on a particular state. Of course, greater diversification does not guarantee a profit or protect against losses in a declining market.

If you are a shareholder of Lord Abbett Georgia Tax Free Trust, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett Pennsylvania Tax Free Trust, or Lord Abbett Short Duration Tax Free Fund, you will be asked to approve the reorganization of your Fund into a corresponding series of Lord Abbett Municipal Income Fund, Inc. to be organized under Maryland law with the same name, investment parameters, fees and expenses, and other attributes, which we believe potentially may benefit shareholders in the following ways:

•

Only change is state of organization. As a result of the reorganization of your Fund into a newly organized corresponding series of Lord Abbett Municipal Income Fund, Inc., you no longer will be a shareholder of your Fund; instead, you will become a shareholder of a Fund with the same name, investment parameters, fees and expenses, and other attributes that is organized in Maryland rather than Delaware.

•

Potential for lower expenses. Organizing all of Lord Abbett’s municipal bond Funds under one umbrella entity (i.e., Lord Abbett Municipal Income Fund, Inc.) would give Lord Abbett the opportunity to operate the Funds more efficiently, providing the potential to eliminate duplicative expenses and reduce Fund expenses in the future.

The transactions described above will be tax-free reorganizations for federal income tax purposes, and you will not be charged any sales charges, commissions, or transaction fees in connection with them. The enclosed Questions & Answers and Combined Prospectus/Proxy Statement contain more information, including key factors that you may find helpful in evaluating the proposals.

These changes require your approval. We encourage you to review the enclosed materials carefully and vote “FOR” the approval of each proposal. By voting promptly, you can help the Funds avoid the expense of additional follow-up mailings and solicitations.

You can vote in any of the following ways (please refer to your proxy card):

•	Via the Internet
•	By telephone
•	By mail
•	At the shareholder meeting: [ ], 9:00 a.m., at 90 Hudson Street, Jersey City, NJ 07302-3973

We encourage you to vote by the Internet or telephone, using the “control” number that appears on your proxy card. We must receive your vote before 9:00 a.m. on [                    ], in order to count your vote. Regardless of the method you choose, please take the time to read the full text of the enclosed Combined Prospectus/Proxy Statement before voting.

Thank you for investing in the Lord Abbett Family of Funds. If you have any questions or need assistance voting, please contact your financial advisor or call us at 1-888-L-ABBETT (1-888-522-2388).

Sincerely,

Robert S. Dow

Chairman of the Board

SUBJECT TO COMPLETION, DATED JULY 28, 2010

Lord Abbett Municipal Income Fund, Inc. Lord Abbett Connecticut Tax Free Fund Lord Abbett Hawaii Tax Free Fund Lord Abbett Missouri Tax Free Fund

Lord Abbett Municipal Income Trust

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

QUESTIONS AND ANSWERS

Your vote is important.

Below are answers to some commonly asked questions that are intended to help you understand the proposals on which you are being asked to vote. These proposals are described in more detail in the Combined Prospectus/Proxy Statement, which you should read carefully. By voting promptly, you can help the Funds avoid the expense of additional follow-up mailings and solicitations. If you have a question or need assistance in voting, please contact your Fund at 888-522-2388.

Why am I being asked to vote?

Lord, Abbett & Co. LLC (“Lord Abbett”) is seeking your vote because you are, or were as of [            ], 2010 (the “Record Date”), a shareholder of one or more of the Lord Abbett Funds listed above (each a “Fund” and collectively, the “Funds”). As discussed in more detail below, Lord Abbett is proposing certain changes to the Funds that require approval of the applicable Fund’s shareholders at a shareholder meeting scheduled to be held on [            ], 2010. The Board of Directors/Trustees (the “Board”) of the Funds has approved Proposals 1 and 2 below and recommends that you vote “FOR” each of them.

What proposals am I being asked to vote on?

Shareholders are being asked to:

1.	Approve a proposal to reorganize each “Acquired Fund” listed below into Lord Abbett National Tax Free Fund (the “National Fund” or the “Acquiring Fund”) (each, a “Reorganization” and collectively, the “Reorganizations”). Lord Abbett believes that the Reorganizations offer many potential advantages that should benefit shareholders over the long term, including the opportunity to continue to invest in a Fund with substantially similar investment parameters that seeks income free from federal taxes, but as part of a larger Fund with greater investment flexibility, potentially higher yield, and potentially lower operating expenses due to economies of scale. In addition, we believe that certain efficiencies and cost savings can be achieved by combining similarly managed Funds. After the Reorganizations are completed, shareholders of the participating Acquired Funds will become shareholders of the National Fund. Proposal 1, which begins on page [ ] of the Combined Prospectus/Proxy Statement, provides more information about the Reorganizations, including a discussion of the similarities and differences between the Acquired Funds and the Acquiring Fund. The Acquired and Acquiring Funds involved in each proposed Reorganization are:

Acquired Fund	Acquiring Fund
Lord Abbett Connecticut Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Georgia Tax Free Trust	Lord Abbett National Tax Free Fund
Lord Abbett Hawaii Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Missouri Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Pennsylvania Tax Free Trust	Lord Abbett National Tax Free Fund

1

2.	Approve a proposal to change the state in which each of the “Delaware Funds” listed below is organized to Maryland. This would be accomplished by reorganizing each Delaware Fund into a corresponding series of Lord Abbett Municipal Income Fund, Inc. to be organized under Maryland law with the same name, investment parameters, principal risks, fees and expenses, distribution and purchase procedures, exchange rights, and other attributes (each, a “Maryland Fund” and collectively, the “Maryland Funds”) (each, a “Redomestication” and collectively, the “Redomestications”). We believe that adopting a single form of organizational structure for all of our municipal bond Funds, with a single set of governing documents, will greatly simplify the administration and oversight of these Funds and other funds in the Lord Abbett Family of Funds, many of which also are organized as Maryland corporations, providing the potential to eliminate duplicative expenses and reduce Fund expenses in the future. After the Redomestications are completed, shareholders of each participating Delaware Fund will become shareholders of the corresponding Maryland Fund. As discussed in Proposal 2, which begins on page [ ] of the Combined Prospectus/Proxy Statement, for all practical purposes, the nature of your investment in a Delaware Fund would not change as a result of that Fund’s Redomestication. The Delaware Funds involved in the proposed Redomestications are:

Delaware Funds
Lord Abbett Georgia Tax Free Trust
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett Pennsylvania Tax Free Trust
Lord Abbett Short Duration Tax Free Fund

The specific proposals on which you may vote will depend on which Fund(s) you owned as of the Record Date. Only shareholders of an Acquired Fund as of the Record Date may vote on that Fund’s Reorganization and only shareholders of a Delaware Fund as of the Record Date may vote on that Fund’s Redomestication.

If you are a shareholder of a Fund that is an Acquired Fund and a Delaware Fund (Georgia Tax Free Trust and Pennsylvania Tax Free Trust are the only two Funds that fall into both categories), you will be asked to vote on your Fund’s Reorganization and your Fund’s Redomestication. However, if shareholders approve both transactions with respect to your Fund, Lord Abbett will complete only the Fund’s Reorganization, which will have the same effect as the Redomestication because the National Fund is organized in Maryland.

If shareholders approve the Reorganizations and Redomestications, these transactions are expected to be completed as soon as possible after the shareholder meeting, but not later than [            ], 2010.

Why does the Board recommend that I vote “FOR” each proposal?

The Reorganizations and Redomestications are being proposed in an effort to streamline Lord Abbett’s municipal bond fund line-up. The Reorganizations and Redomestications together would reduce the number of Lord Abbbett’s municipal bond Funds from twelve Funds organized under two separate legal entities to seven Funds organized under one legal entity. Lord Abbett believes that this consolidation is likely to benefit the Funds and their shareholders in several ways, including the opportunity for operating efficiencies and cost savings. The specific reasons why each Fund’s Board recommends that shareholders vote “FOR” Proposals 1 and 2 are discussed in more detail on pages [        ] through [        ] of the Combined Prospectus/Proxy Statement.

Will I pay any taxes, sales charges, or other similar fees in connection with the Reorganizations and Redomestications?

No. Each Reorganization and Redomestication is expected to qualify as a tax free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986 and no sales charges or other similar fees will be charged in connection with the Reorganizations and Redomestications. However, any other investment or redemption would be subject to any applicable sales charges.

Will my Fund’s portfolio manager change as a result of the Redomestications and Reorganizations?

No. The individuals who are responsible for the day-to-day management of each Acquired Fund also are responsible for the day-to-day management of the Acquiring Fund and will continue to manage the Acquiring Fund after the Reorganizations are completed. Likewise, the individuals who are responsible for the day-to-day management of each Delaware Fund will continue to manage the Fund after its Redomestication.

2

Who will pay for the Reorganizations and Redomestications?

Because of the anticipated benefits that the Reorganizations and Redomestications will offer the Funds and their shareholders, each Acquired Fund and the Acquiring Fund will pay its share of the expenses associated with the Reorganizations and each Delaware Fund will pay its share of the expenses associated with the Redomestications, based on the applicable Funds’ relative assets. We estimate that each Fund will incur expenses (which include printing, mailing, proxy solicitation, legal, and audit fees) ranging between approximately $[        ] and $[        ].

What if there are not enough votes to approve a proposal?

If a Fund does not receive enough votes to approve a proposal before the shareholder meeting, the meeting may be postponed as to that Fund to permit further solicitation of proxy votes. If a Fund does not receive enough votes to approve a proposal even after postponing the meeting, the proposal will not be implemented with respect to that Fund, and the Fund’s Board and Lord Abbett will consider alternatives. The proposals are not interdependent, meaning that any single proposal’s failure to obtain the required vote will not affect the implementation of any other proposal that does obtain the required vote.

What is Broadridge Financial Solutions, Inc.?

The Funds have hired Broadridge Financial Solutions, Inc. (“Broadridge”), which is not affiliated with the Funds or Lord Abbett, to contact shareholders and record their votes. As the shareholder meeting date approaches, shareholders who have not yet voted may receive a phone call from Broadridge asking them to vote so that the meeting will not need to be postponed.

How many votes am I entitled to cast?

You are entitled to one vote per share and a proportionate fractional vote for each fractional share you own of a Fund on the Record Date.

How do I submit my vote?

You may vote in any of the following four ways:

Internet:	Please use the website and control number provided on your proxy card.
Telephone:	Please use the telephone number and control number provided on your proxy card.
Mail:	Please sign and date your proxy card and return it to the address shown on the card.
In Person:	At the shareholder meeting at 9:00 a.m. on [ ], 2010, at 90 Hudson Street, Jersey City, NJ 07302.

You can help reduce shareholder costs by voting promptly.  Your vote is important, regardless of how many Fund shares you own. Please read the Combined Prospectus/Proxy Statement and vote your shares. If you have a question or need assistance in voting, please contact your Fund at 888-522-2388.

Thank you for investing in the Lord Abbett Family of Funds.

3

SUBJECT TO COMPLETION,

DATED JULY 28, 2010

Lord Abbett Municipal Income Fund, Inc. Lord Abbett Connecticut Tax Free Fund Lord Abbett Hawaii Tax Free Fund Lord Abbett Missouri Tax Free Fund

Lord Abbett Municipal Income Trust

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

NOTICE OF JOINT MEETING OF SHAREHOLDERS

to Be Held On [                    ], 2010

NOTICE IS HEREBY GIVEN of a Joint Meeting of the Shareholders (the “Meeting”) of each of the Lord Abbett Funds listed above. The Meeting will be held in the offices of Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, New Jersey, on [            ], 2010, at [9:00 a.m.] for the purpose of considering the following proposals:

(1) To approve an Agreement and Plan of Reorganization between each “Acquired Fund” listed below and Lord Abbett National Tax Free Income Fund, a series of Lord Abbett Municipal Income Fund, Inc. (the “National Fund” or the “Acquiring Fund”), providing for: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired and Acquiring Funds involved in each proposed Reorganization are:

Acquired Fund	Acquiring Fund
Lord Abbett Connecticut Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Georgia Tax Free Trust	Lord Abbett National Tax Free Fund
Lord Abbett Hawaii Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Missouri Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Pennsylvania Tax Free Trust	Lord Abbett National Tax Free Fund

(2) To approve an Agreement and Plan of Redomestication providing for the reorganization of each of the “Delaware Funds” listed below into a corresponding series of Lord Abbett Municipal Income Fund, Inc. to be organized under Maryland law with the same name, investment parameters, fees and expenses, and other attributes (each, a “Maryland Fund” and collectively, the “Maryland Funds”) (each, a “Redomestication” and collectively, the “Redomestications”). Each Delaware Fund presently is organized as a series of Lord Abbett Municipal Income Trust. The Delaware Funds involved in the proposed Redomestications are:

Delaware Funds
Lord Abbett Georgia Tax Free Trust
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett Pennsylvania Tax Free Trust
Lord Abbett Short Duration Tax Free Fund

(3) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The Boards have fixed the close of business on [                    ], 2010 as the record date for determination of shareholders of the Acquired and/or Delaware Funds entitled to notice of and to vote at the Meeting and any adjournments or postponements thereof. Shareholders are entitled to one vote for each share held and a proportionate vote for each fractional share. Only shareholders of a particular Acquired Fund are eligible to vote on the Reorganization of that Acquired Fund and only shareholders of a particular Delaware Fund are eligible to vote on the Redomestication of that Delaware Fund.

Your vote is important regardless of how many Fund shares you hold. By voting promptly, you can help the Funds avoid the expense of additional follow-up mailings and solicitations. You may vote via the internet, by telephone, or by signing and returning your proxy card, as described in the attached Combined Prospectus/Proxy Statement.

By order of the Boards

Lawrence H. Kaplan
[ ], 2010	Vice President and Secretary

SUBJECT TO COMPLETION,

DATED JULY 28, 2010

Combined Prospectus/Proxy Statement

Dated [                    ], 2010

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

Lord Abbett Municipal Income Trust

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

This Combined Prospectus/Proxy Statement relates to the proposed Reorganization (defined below) and/or Redomestication (defined below) of certain series (each, a “Fund”) of Lord Abbett Municipal Income Trust (the “Trust”) and Lord Abbett Municipal Income Fund, Inc. (the “Company”), each of which is a registered, open-end, management investment company. Subject to shareholder approval, each Fund listed above will participate in a Reorganization and/or Redomestication that is intended to streamline the municipal bond funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”), potentially resulting in operating efficiencies and cost savings for the Funds. The Reorganizations would combine similarly managed Funds into a single larger Fund and the Redomestications would change the state in which some Funds are organized. The Reorganizations and Redomestications together would reduce the number of Lord Abbett’s municipal bond Funds from twelve Funds organized under two separate legal entities to seven Funds organized under one legal entity. The Boards of Directors/Trustees of the Company and the Trust (each, a “Board” and collectively, the “Boards”) have determined unanimously, following Lord Abbett’s recommendation, that the Reorganizations and Redomestications would be in the best interests of each participating Fund and its shareholders.

By voting promptly, you can help the Funds avoid the expense of additional follow-up mailings and solicitations. If you have a question or need assistance in voting, please contact your Fund at 888-522-2388.

This Combined Prospectus/Proxy Statement concisely sets forth the information that a shareholder should know before voting on a Reorganization and/or Redomestication. Shareholders should read it and retain it for future reference. Attached as Exhibit A to this Combined Prospectus/Proxy Statement is a copy of the form of Agreement and Plan of Reorganization and attached as Exhibit B is a copy of the form of Agreement and Plan of Redomestication (each, a “Plan”) that describe the terms of the Reorganizations and Redomestications, respectively, in greater detail. This Combined Prospectus/Proxy Statement is accompanied by the Funds’ Prospectus dated February 1, 2010 and Semi-Annual Report for the period ended March 31, 2010, which are incorporated by reference into this Combined Prospectus/Proxy Statement. Additional information about the Funds has been filed with the Securities and Exchange Commission (the “SEC”) and can be found in the following documents:

•	The Statement of Additional Information dated [ ], 2010 relating to this Combined Prospectus/Proxy Statement;

•	The Statement of Additional Information dated February 1, 2010 relating to the Funds’ Prospectus dated February 1, 2010;

•	Each Fund’s Summary Prospectus dated February 1, 2010; and

•	The Funds’ Annual Report of the Trust and the Company for the period ended September 30, 2009.

These documents are available, upon oral or written request and at no charge, by calling 888-522-2388 or by writing to 90 Hudson Street, Jersey City, NJ 07302-3973.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

SUBJECT TO COMPLETION, DATED JULY 28, 2010

JOINT MEETING OF SHAREHOLDERS

OF THE

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett Municipal Income Trust

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by and on behalf of the Board of Trustees of Lord Abbett Municipal Income Trust (the “Trust”) and the Board of Directors of Lord Abbett Municipal Income Fund, Inc. (the “Company”), to be used at a Joint Meeting of Shareholders of the Funds listed above to be held at 9:00 a.m. on [                ], 2010, at the offices of Lord, Abbett & Co. LLC (“Lord Abbett”) at 90 Hudson Street, Jersey City, New Jersey, and at any adjournments thereof (the “Meeting”).

The Meeting is being held for the purpose of considering the following proposals:

(1)   To approve an Agreement and Plan of Reorganization between each “Acquired Fund” listed below and Lord Abbett National Tax Free Income Fund, a series of Lord Abbett Municipal Income Fund, Inc. (the “National Fund” or the “Acquiring Fund”), providing for: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired and Acquiring Funds involved in each proposed Reorganization are:

Acquired Fund	Acquiring Fund
Lord Abbett Connecticut Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Georgia Tax Free Trust	Lord Abbett National Tax Free Fund
Lord Abbett Hawaii Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Missouri Tax Free Fund	Lord Abbett National Tax Free Fund
Lord Abbett Pennsylvania Tax Free Trust	Lord Abbett National Tax Free Fund

(2)   To approve an Agreement and Plan of Redomestication providing for the reorganization of each of the “Delaware Funds” listed below into a corresponding series of Lord Abbett Municipal Income Fund, Inc. to be organized under Maryland law with the same name, investment parameters, fees and expenses, and other attributes (each, a “Maryland Fund” and collectively, the “Maryland Funds”) (each, a “Redomestication” and collectively, the “Redomestications”). Each Delaware Fund presently is organized as a series of Lord Abbett Municipal Income Trust. The Delaware Funds involved in the proposed Redomestications are:

Delaware Funds
Lord Abbett Georgia Tax Free Trust
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett Pennsylvania Tax Free Trust
Lord Abbett Short Duration Tax Free Fund

(3)   To transact such other business as may properly come before the Meeting.

Only shareholders of record as of the close of business on [                ], 2010 (the “Record Date”) will be entitled to notice of, and to vote at, a Meeting or any adjournment thereof. Shareholders are entitled to one vote for each full share, and a proportionate share of a vote for each fractional share, held on the Record Date. The table below sets forth the number of shares of the Acquired Funds and the Delaware Funds (each, a “Fund” and collectively, the “Funds”) issued and outstanding at the close of business on the Record Date.

Fund	Number of Shares Outstanding on the Record Date
Connecticut Tax Free Fund	[_______	]
Georgia Tax Free Trust	[_______	]
Hawaii Tax Free Fund	[_______	]
High Yield Municipal Bond Fund	[_______	]
Intermediate Tax Free Fund	[_______	]
Missouri Tax Free Fund	[_______	]
Pennsylvania Tax Free Trust	[_______	]
Short Duration Tax Free Fund	[_______	]

This Combined Prospectus/Proxy Statement and the enclosed proxy card initially are being mailed to shareholders on or about [                ], 2010.

For purposes of determining the presence of a quorum and for determining whether sufficient votes have been received for approval of the proposal with respect to each Fund, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting but which have not been voted. For this reason, abstentions and broker non-votes will assist each Fund in obtaining a quorum, but both have the practical effect of a “no” vote for purposes of obtaining the requisite vote for approval of each Proposal.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, or the shareholder votes via the Internet or by telephone before the Meeting, the named proxies will vote the shares represented by the proxy in accordance with the shareholder’s instructions. A proxy may be revoked by the shareholder at any time at or before the Meeting by written notice to any Fund, by execution of a later-dated proxy, or by voting in person at the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Only shareholders of each Acquired Fund as of the Record Date may vote on the Reorganization of that Fund and only shareholders of each Delaware Fund as of the Record Date may vote on the Redomestication of that Fund. Shareholder approval of any one Reorganization or Redomestication is not contingent upon, and will not affect, shareholder approval of any of the other Reorganizations or Redomestications. In addition, completion of any one Reorganization or Redomestication is not contingent upon, and will not affect, completion of any of the other Reorganizations or Redomestications, except that if shareholders approve a Reorganization as to either of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust, that Fund’s Redomestication will not be implemented. However, such Fund’s Reorganization will have the same effect as the Redomestication because the Acquiring Fund is organized in Maryland.

A vote in favor of a Reorganization is a vote to become a shareholder of the Acquiring Fund and terminate the applicable Acquired Fund. The votes of the Acquiring Fund’s shareholders are not being solicited with respect to the Reorganizations because their approval or consent is not necessary for the Reorganizations. If shareholders do not approve a Reorganization, or if a Reorganization is not completed for any other reason, the relevant Board will consider other alternatives for the applicable Acquired Fund, including its liquidation.

A vote in favor of a Redomestication is a vote to become a shareholder of the corresponding Maryland Fund and terminate the applicable Delaware Fund. If shareholders do not approve a Redomestication, or if a Redomestication is not completed for any other reason, the relevant Board will consider other alternatives for the applicable Delaware Fund.

Proxies will be solicited by mail. Additional solicitations may be made by telephone, facsimile, or personal contact by officers or employees of Lord Abbett and its affiliates. The Funds may also request brokerage houses, custodians, nominees, and fiduciaries who are shareholders of record to forward proxy material to the beneficial owners. The Funds will bear the cost of the solicitation.

If sufficient votes to approve a Proposal are not received by the Meeting date, the persons named as proxies may propose one or more adjournments of the Meeting to allow further solicitation of proxies with respect to the applicable Fund. In determining whether to adjourn the Meeting with respect to any Fund, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, and the nature of any further solicitation and any information to be provided to shareholders for such solicitation. Any such adjournment will require the affirmative vote of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote on an adjournment after considering the best interests of all shareholders.

PROPOSAL 1:   THE REORGANIZATIONS

The following summarizes certain information contained elsewhere or incorporated by reference in this Combined Prospectus/Proxy Statement. You should read the more complete information in the rest of this Combined Prospectus/Proxy Statement, as well as in the Acquired and Acquiring Funds’ Prospectus, Semi-Annual Report, and Annual Report. You also should review the Statement of Additional Information relating to this Combined Prospectus/Proxy Statement. This Combined Prospectus/Proxy Statement is qualified in its entirety by reference to these documents. You should read the entire Combined Prospectus/Proxy Statement.

Overview of the Proposed Reorganizations

As a result of the Reorganizations, each shareholder of an Acquired Fund will become a shareholder of the Acquiring Fund and receive Acquiring Fund shares with an aggregate net asset value equal to the shareholder’s investment in the Acquired Fund. At such time, each such shareholder will cease to be a shareholder in the Acquired Fund. More specifically, each of the proposed Reorganizations provides for the transfer to the Acquiring Fund of all of the assets of an Acquired Fund in exchange for the Shares and the assumption by the Acquiring Fund of all of the liabilities of that Acquired Fund. Each Acquired Fund will distribute all Acquiring Fund Shares received by it among its shareholders so that each shareholder of that Acquired Fund will receive a pro rata distribution of Acquiring Fund Shares (or fractions thereof). The Acquiring Fund Shares received by a shareholder of an Acquired Fund will be of the same class and have an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the date of the exchange. After the Reorganizations, each Acquired Fund will be terminated. Completion of each of the Reorganizations is subject to the approval of the applicable Acquired Fund’s shareholders and other conditions.

As a result of a Reorganization, each shareholder of the affected Acquired Fund will cease to be a shareholder of that Acquired Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No front-end sales charge or contingent deferred sales charge (“CDSC”) will be imposed at the time of the Reorganization. However, any other investment or redemption would be subject to any applicable sales charges. After the Reorganizations are completed, any CDSC on the redemption of shares of the Acquiring Fund would be calculated from the date of original purchase of the applicable Acquired Fund’s shares.

As you evaluate a Reorganization, please consider the following:

•

Following the Reorganizations, the resulting Fund will be managed according to the investment objective and strategies of the Acquiring Fund. The Acquiring Fund’s investment objective and strategies generally are similar to the investment objective and strategies of each Acquired Fund because each Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. In addition, the Acquiring Fund and the Acquired Funds have similar investment policies and restrictions, but there are three principal differences between the Funds, which are discussed immediately below.

•

The Acquiring and Acquired Funds differ as to investment objective, strategies, and policies in three ways. First, unlike the Acquired Funds, the Acquiring Fund is not required to invest in a single state’s municipal bonds because it does not seek interest income exempt from the personal income tax of any state. Second, the Acquiring Fund may invest up to 35% of its net assets in high yield debt securities, while each Acquired Fund may invest only up to 20% of its net assets in such securities. Third, the Acquiring Fund may not, with respect to 75% of its total assets, buy securities of one issuer representing more than (i) 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer. The Acquired Funds are not subject to this policy, which means that the value of each Acquired Fund’s investments may be more affected by a single adverse economic, political, or regulatory event, as compared with the Acquiring Fund.

•

The Reorganizations would permit shareholders of each Acquired Fund to continue to pursue an investment objective of the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk as shareholders of the Acquiring Fund. In addition, the Acquiring Fund is a larger fund with access to a broader universe of potential investments, enhanced opportunities for portfolio diversification and investment flexibility, including more opportunities to invest in higher-yielding instruments, and the potential for lower expenses through economies of scale.

•

The Reorganizations are part of Lord Abbett’s broader effort to streamline its municipal bond Funds. Accordingly, as described in more detail in Proposal 2, shareholders of each Delaware Fund are being asked to approve its Redomestication as a series of the Company, a Maryland corporation. If these shareholders approve the Redomestications and shareholders of the Acquired Funds approve the Reorganizations, all of Lord Abbett’s municipal bond Funds will be organized under one umbrella entity (i.e., the Company), which would give Lord Abbett the opportunity to operate the Funds more efficiently, providing the potential to eliminate duplicative expenses and reduce Fund expenses in the future.

If shareholders approve the Redomestication but not the Reorganization of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust, the applicable Fund will be redomesticated as a series of the Company. If shareholders of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust approve their Fund’s Redomestication and Reorganization, Lord Abbett will complete only the Fund’s Reorganization, which will have the same effect as the Redomestication because the National Fund is organized in Maryland.

The Reorganization and Redomestication proposals are not interdependent, meaning that whether one Fund’s shareholders approve its Reorganization or Redomestication will not affect the implementation of the Reorganization or Redomestication of any other Fund, except that if shareholders approve a Reorganization as to either of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust, that Fund’s Redomestication will not be implemented. However, such Fund’s Reorganization will have the same effect as the Redomestication because the Acquiring Fund is organized in Maryland.

The Acquired and Acquiring Funds are subject to the same contractual management fee and Rule 12b-1 fees. However, the total annual operating expenses of the Acquiring Fund generally are higher than the total annual operating expenses of each of the Acquired Funds due to interest and expenses relating to inverse floaters, in which the Acquiring Fund invests to a greater extent than the Acquired Funds. After excluding such expenses, the Acquiring Fund’s total annual operating expenses actually are lower than those of each Acquired Fund. Furthermore, the Reorganizations would create a larger Fund, with the potential to further reduce expenses through economies of scale.

As of March 31, 2010, the Acquiring Fund’s tax equivalent yield is higher than that of each Acquired Fund. As of March 31, 2010, the tax equivalent yields of the Connecticut, Georgia, Hawaii, Missouri, and Pennsylvania Funds were 6.83%, 7.00%, 6.98%, 7.09%, and 7.02%, respectively, as compared with 7.72% in the case of the Acquiring Fund (based on the maximum federal regular income tax and applicable state personal income tax rates in effect as of December 31, 2009). Notwithstanding that the income generated by the Acquiring Fund generally is subject to state income tax, its after tax yield is higher than that of each Acquired Fund. Based on a hypothetical $10,000 investment and assuming the highest income tax rate for the applicable state, a shareholder’s after tax yield would be as follows for each Acquired Fund versus the Acquiring Fund:

Connecticut Fund	4.22%	Missouri Fund	4.33%
National Fund	4.86%	National Fund	4.83%

Difference	0.64%	Difference	0.50%

Georgia Fund	4.28%	Pennsylvania Fund	3.42%
National Fund	4.83%	National Fund	4.92%

Difference	0.55%	Difference	0.50%

Hawaii Fund	4.04%
National Fund	4.67%

Difference	0.63%

•

The Acquiring Fund’s Class A front-end sales charges are lower than each Acquired Fund’s Class A front-end sales charges. In addition, no front-end sales charge applies to purchases of $500,000 or more of Class A shares of the Acquiring Fund, while the minimum Class A purchase amount for no front-end sales charge is $1,000,000 in the case of each Acquired Fund. Although no sales charges will be imposed in connection with the Reorganization, the Acquiring Fund’s lower front-end sales charge schedule means that shareholders will pay lower fees when they subsequently purchase additional shares of the Acquiring Fund as compared to the sales charges currently imposed on purchases of shares of each Acquired Fund. The specific Class A front-end sales charges that apply to purchases of shares of the Acquired and Acquiring Funds are:

Amount of Investment	Class A Front-End Sales Charge (as a % of Offering Price)
	Acquired Funds	Acquiring Fund
Less than $50,000	3.25%	2.25%
$50,000-$99,999	2.75%
$100,000-$249,999	2.50%	1.75%
$250,000-$499,999	2.00%	1.25%
$500,000-$999,999	1.50%	No sales charge
$1,000,000 and over	No sales charge

The Acquired and Acquiring Funds’ other share classes’ sales charges do not differ.

•

The Acquired and Acquiring Funds have similar performance histories in terms of total return. Although each Acquired Fund has outperformed the Acquiring Fund during the three-, five-, and ten-year periods ended on May 31, 2010, the Acquiring Fund has outperformed each Acquired Fund for the one-year period ended on that date, and the Acquiring Fund has outperformed each Acquired Fund from the Acquired Fund’s inception through May 31, 2010. Please see the Funds’ Annual and Semi-Annual Reports or visit Lord Abbett’s website at www.lordabbett.com for more information about each Fund’s performance.

•

The dividend income received by Acquiring Fund shareholders will not be exempt from state income taxes, or any applicable local income taxes. The loss of such state and local tax benefits may adversely affect current Acquired Funds shareholders after the relevant Reorganization. However, as discussed above, shareholders will benefit from being in a larger fund with similar performance that continues to offer the benefits of income that is exempt from federal income tax.

•	Each Reorganization will be a tax-free reorganization for federal income tax purposes. You will not be charged any sales charges, commissions, or transaction fees in a Reorganization.

•

The total value of the Acquiring Fund shares you will receive as a result of a Reorganization will be the same as the total value of your shares in the applicable Acquired Fund immediately prior to the Reorganization. Therefore, the interests of each Acquired Fund’s shareholders will not be diluted by the Reorganizations. The specific terms of the Reorganizations are set forth in the form of Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A.

•	Each Acquired Fund will be terminated as part of the applicable Reorganization.

•

If the Reorganizations are approved, any Acquired Fund portfolio holdings that are not compatible with the Acquiring Fund’s investment objective, strategies, and policies will be liquidated in an orderly manner. An Acquired Fund’s need to sell securities in connection with a Reorganization may result in its selling securities at a disadvantageous time and price, realizing gains or losses that otherwise would not have been realized, and/or incurring transaction costs that otherwise would not have been incurred.

•

The Reorganizations would not result in a change in portfolio management personnel. The individuals who are responsible for the day-to-day management of each Acquired Fund also are responsible for the day-to-day management of the Acquiring Fund and will continue to manage the Acquiring Fund after the Reorganizations are completed.

•	Subject to shareholder approval, the Reorganizations are expected to be effected as soon as practicable following the Meeting, but not later than [ ], 2010.

Board Considerations in Approving the Reorganizations

The Boards considered the proposed Reorganizations, with data and analysis related to such proposed Reorganizations, as presented by Lord Abbett at a meeting held on June 15, 2010. At the meeting, the Boards considered a number of factors, including:

•	The compatibility of each Acquired Fund’s investment objective, policies and restrictions with the investment objective, policies and restrictions of the Acquiring Fund;

•	The relative investment performance of the Funds;

•	The relative size of the Acquired Fund as compared to the Acquiring Fund;

•	The relative past and current growth in assets of the Funds and their respective future prospects for growth;

•	The past and anticipated future inability of the Acquired Funds to achieve satisfactory asset growth;

•	The relative expense ratios of the Funds and the impact of the proposed Reorganizations on the expense ratios;

•	The anticipated tax consequences of the Reorganizations with respect to each Fund and its shareholders;

•	The estimated costs of each of the Reorganizations and the extent to which the Funds would bear such costs; and

•	The potential benefits of the proposed Reorganizations for the shareholders of the Funds.

In considering such factors, the Boards questioned Lord Abbett about the compatibility of investment objectives, policies, and restrictions between the Acquired Funds and the Acquiring Fund, the performance and growth of assets of the Funds, the costs and anticipated tax consequences of the proposed Reorganizations and the potential benefits to shareholders. The Boards’ considerations and conclusions are summarized below.

Among other factors, based on Lord Abbett’s recommendation, each Board considered the relative expense ratios of each of its Funds. The Boards noted that the contractual management fee and Rule 12b-1 fees were the same for each Fund, and the total net annual operating expenses of the Acquiring Fund are lower than the total net annual operating expenses of each of the Acquired Funds. The Boards noted, however, that due to interest and expenses relating to inverse floaters, in which the Acquiring Fund invests to a greater extent than the Acquired Funds, the total gross expense ratio of the Acquiring Fund is higher than the total gross expense ratio of each Acquired Fund. Under accounting rules, these expenses are liabilities for interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Funds. Accounting rules also require the Funds to recognize additional income in an amount that directly offsets these expenses. As a result, the Acquiring Fund’s total net annual operating expenses are lower than those of each Acquired Fund.

The Boards also considered that the Acquiring Fund’s tax equivalent yield as of March 31, 2010 was higher than that of each Acquired Fund. Moreover, notwithstanding that the income generated by the Acquiring Fund is subject to state income tax, its after tax yield as of March 31, 2010 was higher than that of each Acquired Fund. In addition, the Boards considered the Funds’ relative historical performance, among other factors. Each Board considered that the Acquired and Acquiring Funds have similar performance histories, with the Acquiring Fund outperforming each Acquired Fund for the one-year period ended on May 31, 2010 and the period from each Fund’s inception through May 31, 2010, and the Acquired Funds outperforming the Acquiring Fund for the three-, five-, and ten-year periods ended on May 31, 2010.

Also, the Boards considered the investment management experience of Daniel S. Solender and Peter Scott Smith, the portfolio managers of the Acquired and Acquiring Funds; the prospects for future sales of shares of each Fund, in light of its investment objective and portfolio management; the possibility that the asset levels of the Acquired Funds will decline; and the likelihood that sales of the Acquiring Fund would be sufficient to allow it to continue at an acceptably high asset level to realize administrative, portfolio management, distribution, shareholder servicing, and other operating efficiencies. The Boards noted that each of the Acquired Funds had relatively small amounts of net assets, which limited their ability to diversify, increased relative transaction costs, and made it difficult to achieve economies of scale.

The Boards also considered that each Reorganization would allow the shareholders of the Acquired Funds the ability to participate in a more economically diversified portfolio, both as to the number of instruments and geographical and economic diversification. The Boards noted that the Acquired Funds had less economic diversification because of economic developments in certain states. The Boards considered that each of the Acquired Funds had a limited number of investment opportunities, because of the relatively small number of municipal bonds issued in their respective corresponding states.

The Boards also considered the tax-free nature of the Reorganizations; the compatibility of the Acquiring Fund’s investment objective, strategies, and policies with those of each Acquired Fund; the risk factors associated with each Fund’s investment strategy; and the fact that the Funds share the same service providers, including the investment manager, custodian, and transfer agent. The Boards considered other alternatives, including liquidations of their respective Acquired Funds, but concluded that the Reorganizations were preferable to those alternatives because they would provide shareholders of the Acquired Funds with the opportunity for a tax-free exchange into a substantially similar fund.

In light of these factors and their fiduciary duties under both federal and state law, the Boards, including in each case a majority of the directors/trustees who are not interested persons (as defined in the Investment Company Act), unanimously each have determined that the Reorganizations are in the best interests of each of their respective Acquired Funds, the Acquiring Fund, and their shareholders. The Boards also each have determined that each Reorganization would not result in a dilution of the interests of the shareholders of the Acquired or Acquiring Funds.

Fees and Expenses

The tables below provide a summary comparison of the expenses of the shares of each of the Acquired Funds and the shares of the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. As the tables below demonstrate, the Acquired and Acquiring Fund are subject to the same contractual management fee and the same Rule 12b-1 fees, although certain other expenses of the Acquired Funds are lower due to expenses associated with the Funds’ investments in inverse floaters, in which the Acquiring Fund invests to a greater extent than the Acquired Funds. The expenses of the National Tax Free Fund’s shares are not expected to increase as a result of the Reorganizations. As of the date hereof, there are no outstanding Class P shares of the Acquiring Fund or the Acquired Funds.

As described herein, an unfavorable vote by shareholders of any one of the Acquired Funds will not affect the implementation of the Reorganization by another Acquired Fund. It is anticipated that the lowest expense ratio will be achieved for each Acquired Fund if all of the Reorganizations are approved and implemented and that the highest expense ratio for each Acquired Fund will result if such Acquired Fund is the only Fund that participates in the Reorganization with the Acquiring Fund. Because each Acquired Fund’s participation in the Reorganization is not contingent on whether the Reorganization is approved by any of the other Acquired Funds’ shareholders, several Fund combinations are possible and the effects on expenses for all possible combinations are not illustrated in the expense tables below. It is expected, however, that the range of resulting expenses from the possible Fund combinations will be captured in the expense tables below because those tables illustrate what are anticipated to be the highest and lowest resulting expense ratios for each Fund.

Connecticut Tax Free Fund

Class A

Fee Table	Connecticut Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Connecticut Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	2.25%	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(1)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.44%	0.43%
Distribution and Service (12b-1) Fees	0.20%	0.20%	0.20%	0.20%
Total Other Expenses(2)	0.22%	0.21%	0.21%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.06%	0.09%	0.09%	0.07%
Other Expenses	0.16%	0.12%	0.12%	0.12%
Total Operating Expenses	0.87%	0.86%	0.85%	0.82%

Connecticut Tax Free Fund

Class F

Fee Table	Connecticut Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Connecticut Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.44%	0.43%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%	0.10%
Total Other Expenses(2)	0.22%	0.21%	0.21%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.06%	0.09%	0.09%	0.07%
Other Expenses	0.16%	0.12%	0.12%	0.12%
Total Operating Expenses	0.77%	0.76%	0.75%	0.72%

(1) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See the Funds’ Prospectus for more information.

(2) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known) as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below. Each Fund’s net expense ratio and pro forma expense ratio, after taking into account deduction for the Interest and Related Expenses are as follows:

	Connecticut Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Connecticut Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A	0.81%	0.77%	0.76%	0.75%
Class F	0.71%	0.67%	0.66%	0.65%

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Connecticut Tax Free Fund. The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load. No sales charge will be imposed in connection with the Reorganization and/or Redomestication. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Connecticut Tax Free Fund	Class A	$411	$594	$792	$1,363
Pro Forma Combined	Class A	$310	$490	$686	$1,250

National Tax Free Fund	Class F	$78	$243	$422	$942
Connecticut Tax Free Fund	Class F	$79	$246	$428	$954
Pro Forma Combined	Class F	$77	$240	$417	$930

Did Not Redeem		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Connecticut Tax Free Fund	Class A	$411	$594	$792	$1,363
Pro Forma Combined	Class A	$310	$490	$686	$1,250

National Tax Free Fund	Class F	$78	$243	$422	$942
Connecticut Tax Free Fund	Class F	$79	$246	$428	$954
Pro Forma Combined	Class F	$77	$240	$417	$930

Georgia Tax Free Trust
Class A

Fee Table	Georgia Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Georgia Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	2.25%	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(1)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.44%	0.43%
Distribution and Service (12b-1) Fees	0.20%	0.20%	0.20%	0.20%
Total Other Expenses(2)	0.23%	0.21%	0.22%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.07%	0.09%	0.09%	0.07%
Other Expenses	0.16%	0.12%	0.13%	0.12%
Total Operating Expenses	0.88%	0.86%	0.86%	0.82%

Georgia Tax Free Trust
Class F
Fee Table	Georgia Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Georgia Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.44%	0.43%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%	0.10%
Total Other Expenses(2)	0.23%	0.21%	0.22%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.07%	0.09%	0.09%	0.07%
Other Expenses	0.16%	0.12%	0.13%	0.12%
Total Operating Expenses	0.78%	0.76%	0.76%	0.72%

(1) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See the Funds’ Prospectus for more information.

(2) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known) as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below. Each Fund’s net expense ratio and pro forma expense ratio, after taking into account deduction for the Interest and Related Expenses are as follows:

	Georgia Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Georgia Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A	0.81%	0.77%	0.77%	0.75%
Class F	0.71%	0.67%	0.67%	0.65%

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Georgia Tax Free Trust. The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load. No sales charge will be imposed in connection with the Reorganization and/or Redomestication. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Georgia Tax Free Trust	Class A	$412	$597	$797	$1,374
Pro Forma Combined	Class A	$311	$493	$691	$1,262

National Tax Free Fund	Class F	$78	$243	$422	$942
Georgia Tax Free Trust	Class F	$80	$249	$433	$966
Pro Forma Combined	Class F	$78	$243	$422	$942

Did Not Redeem		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Georgia Tax Free Trust	Class A	$412	$597	$797	$1,374
Pro Forma Combined	Class A	$311	$493	$691	$1,262

National Tax Free Fund	Class F	$78	$243	$422	$942
Georgia Tax Free Trust	Class F	$80	$249	$433	$966
Pro Forma Combined	Class F	$78	$243	$422	$942

Hawaii Tax Free Fund
Class A

Fee Table	Hawaii Tax Free Fund		National Tax Free Fund		Pro Forma National Tax Free Fund After Hawaii Tax Free Fund Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%		2.25%		2.25%		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (1)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.44%		0.43%
Distribution and Service (12b-1) Fees	0.20%		0.20%		0.20%		0.20%
Total Other Expenses(2)	0.21%		0.21%		0.21%		0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.06%		0.09%		0.09%		0.07%
Other Expenses	0.15%		0.12%		0.12%		0.12%
Total Operating Expenses	0.86%		0.86%		0.85%		0.82%

Hawaii Tax Free Fund
Class F
Fee Table	Hawaii Tax Free Fund		National Tax Free Fund		Pro Forma National Tax Free Fund After Hawaii Tax Free Fund Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	Non	e	Non	e
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	Non	e	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.44%		0.43%
Distribution and Service (12b-1) Fees	0.10%		0.10%		0.10%		0.10%
Total Other Expenses(2)	0.21%		0.21%		0.21%		0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.06%		0.09%		0.09%		0.07%
Other Expenses	0.15%		0.12%		0.12%		0.12%
Total Operating Expenses	0.76%		0.76%		0.75%		0.72%

(1) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See the Funds’ Prospectus for more information.

(2) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known) as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below. Each Fund’s net expense ratio and pro forma expense ratio, after taking into account deduction for the Interest and Related Expenses are as follows:

	Hawaii Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Hawaii Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A	0.80%	0.77%	0.76%	0.75%
Class F	0.70%	0.67%	0.66%	0.65%

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Hawaii Tax Free Fund. The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load. No sales charge will be imposed in connection with the Reorganization and/or Redomestication. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Hawaii Tax Free Fund	Class A	$410	$590	$786	$1,351
Pro Forma Combined	Class A	$310	$490	$686	$1,250

National Tax Free Fund	Class F	$78	$243	$422	$942
Hawaii Tax Free Fund	Class F	$78	$243	$422	$942
Pro Forma Combined	Class F	$77	$240	$417	$930

Did Not Redeem		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Hawaii Tax Free Fund	Class A	$410	$590	$786	$1,351
Pro Forma Combined	Class A	$310	$490	$686	$1,250

National Tax Free Fund	Class F	$78	$243	$422	$942
Hawaii Tax Free Fund	Class F	$78	$243	$422	$942
Pro Forma Combined	Class F	$77	$240	$417	$930

Missouri Tax Free Fund
Class A

Fee Table	Missouri Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Missouri Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	2.25%	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(1)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.44%	0.43%
Distribution and Service (12b-1) Fees	0.20%	0.20%	0.20%	0.20%
Total Other Expenses(2)	0.16%	0.21%	0.21%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.01%	0.09%	0.08%	0.07%
Other Expenses	0.15%	0.12%	0.13%	0.12%
Total Operating Expenses	0.81%	0.86%	0.85%	0.82%

Missouri Tax Free Fund
Class F
Fee Table	Missouri Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Missouri Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.44%	0.43%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%	0.10%
Total Other Expenses(2)	0.16%	0.21%	0.21%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.01%	0.09%	0.08%	0.07%
Other Expenses	0.15%	0.12%	0.13%	0.12%
Total Operating Expenses	0.71%	0.76%	0.75%	0.72%

(1) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See the Funds’ Prospectus for more information.

(2) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known) as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below. Each Fund’s net expense ratio and pro forma expense ratio, after taking into account deduction for the Interest and Related Expenses are as follows:

	Missouri Tax-Free Fund	National Tax-Free Fund	Pro Forma National Tax Free Fund After Missouri Tax- Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A	0.80%	0.77%	0.77%	0.75%
Class F	0.70%	0.67%	0.67%	0.65%

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Missouri Tax Free Fund. The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load. No sales charge will be imposed in connection with the Reorganization and/or Redomestication. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Missouri Tax Free Fund	Class A	$405	$575	$760	$1,294
Pro Forma Combined	Class A	$310	$490	$686	$1,250

National Tax Free Fund	Class F	$78	$243	$422	$942
Missouri Tax Free Fund	Class F	$73	$227	$395	$883
Pro Forma Combined	Class F	$77	$240	$417	$930

Did Not Redeem		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Missouri Tax Free Fund	Class A	$405	$575	$760	$1,294
Pro Forma Combined	Class A	$310	$490	$686	$1,250

National Tax Free Fund	Class F	$78	$243	$422	$942
Missouri Tax Free Fund	Class F	$73	$227	$395	$883
Pro Forma Combined	Class F	$77	$240	$417	$930

Pennsylvania Tax Free Trust
Class A

Fee Table	Pennsylvania Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Pennsylvania Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	2.25%	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (1)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.45%	0.43%
Distribution and Service (12b-1) Fees	0.20%	0.20%	0.20%	0.20%
Total Other Expenses(2)	0.18%	0.21%	0.21%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.00%	0.09%	0.08%	0.07%
Other Expenses	0.18%	0.12%	0.13%	0.12%
Total Operating Expenses	0.83%	0.86%	0.86%	0.82%

Pennsylvania Tax Free Trust
Class F
Fee Table	Pennsylvania Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Pennsylvania Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See “Management”)	0.45%	0.45%	0.45%	0.43%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%	0.10%
Total Other Expenses(2)	0.18%	0.21%	0.21%	0.19%
Interest and Related Expenses from Inverse Floaters(2)	0.00%	0.09%	0.08%	0.07%
Other Expenses	0.18%	0.12%	0.13%	0.12%
Total Operating Expenses	0.73%	0.76%	0.76%	0.72%

(1) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares purchased or acquired without a sales charge. See the Funds’ Prospectus for more information.

(2) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known) as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below. Each Fund’s net expense ratio and pro forma expense ratio, after taking into account deduction for the Interest and Related Expenses are as follows:

	Pennsylvania Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Pennsylvania Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A	0.83%	0.77%	0.78%	0.75%
Class F	0.73%	0.67%	0.68%	0.65%

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Pennsylvania Tax Free Trust. The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load. No sales charge will be imposed in connection with the Reorganization and/or Redomestication. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Pennsylvania Tax Free Trust	Class A	$407	$581	$771	$1,317
Pro Forma Combined	Class A	$311	$493	$691	$1,262

National Tax Free Fund	Class F	$78	$243	$422	$942
Pennsylvania Tax Free Trust	Class F	$75	$233	$406	$906
Pro Forma Combined	Class F	$78	$243	$422	$942

Did Not Redeem		1 year	3 years	5 years	10 years
National Tax Free Fund	Class A	$311	$493	$691	$1,262
Pennsylvania Tax Free Trust	Class A	$407	$581	$771	$1,317
Pro Forma Combined	Class A	$311	$493	$691	$1,262

National Tax Free Fund	Class F	$78	$243	$422	$942
Pennsylvania Tax Free Trust	Class F	$75	$233	$406	$906
Pro Forma Combined	Class F	$78	$243	$422	$942

Investment Objectives and Principal Investment Strategies

This section describes the investment objectives, strategies, and risks of the Acquired Funds versus those of the Acquiring Fund. For a complete description of the investment objective, strategies, and risks of the Acquiring Fund, you should read the Acquiring Fund’s Prospectus and SAI, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement.

The Acquired and Acquiring Funds invest principally in municipal bonds, which are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities that provide income free from federal, state, and/or local personal income taxes. The Acquired Funds and the Acquiring Fund are similar in that each Fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how dividend income on Fund shares is treated for state and local income tax purposes. Dividend income received by shareholders of the Acquiring Fund will not be exempt from state or local income taxes. The similarities and differences between the key investment attributes of the Acquired Funds on the one hand and the Acquiring Fund on the other are discussed below.

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Investment Objectives. The Acquired Funds and the Acquiring Fund have substantially the same investment objective, except that in addition to seeking income exempt from federal income taxes, each Acquired Fund seeks income exempt from its corresponding state’s income tax. The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Acquired Fund also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. Each Fund’s investment objective is “fundamental,” which means it cannot be changed without the approval of its shareholders. No assurance can be given that a Fund will achieve its investment objective. Each Fund pursues its investment objective through various investment strategies as set forth below.

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Principal Investment Strategies. The Acquiring Fund invests primarily in a diversified portfolio of municipal bonds, while each Acquired Fund invests primarily in municipal bonds of issuers located in its corresponding state. To pursue its objective, under normal market conditions, each Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal and, in the case of each Acquired Fund, its corresponding state’s personal income tax. This fundamental policy cannot be changed for a particular Fund without the approval of that Fund’s shareholders. If the interest on a particular municipal bond is so exempt, a Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of its corresponding state.

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High Yield Securities.     The Acquired and Acquiring Funds may invest in below investment grade (also known as “non-investment grade,” “high yield,” or “junk”) municipal bonds rated, at the time of purchase, BB/Ba or lower (or unrated but determined by Lord Abbett to be of comparable quality), although the Acquiring Fund may invest in such securities to a greater extent than the Acquired Funds. Specifically, the Acquiring Fund may invest up to 35% of its net assets in below investment grade municipal bonds, while each Acquired Fund may invest up to 20% of its net assets in such bonds.

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Other Investments.     The Acquired and Acquiring Funds may invest in substantially the same other types of securities, including securities that may subject shareholders to the federal alternative minimum tax (“AMT”) and derivatives. Each Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to AMT, including certain private activity bonds (also known as “AMT paper”), and other fixed income securities, including bonds that pay interest that is subject to federal and, in the case of each Acquired Fund, its corresponding state’s personal income tax. Such bonds may include municipal bonds issued by other states, which may be exempt from federal but not state and/or local taxes. Fixed income securities include bonds, debentures, government obligations, commercial paper, and pass-through instruments, among other things. Each Fund may invest in fixed income securities with both fixed and variable interest rates. In an attempt to increase income or manage portfolio duration, each Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. Some derivatives may cause a Fund to realize a limited amount of taxable income.

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Diversification.     The Acquiring Fund is a diversified fund, whereas each Acquired Fund is a nondiversified fund. A diversified fund, with respect to 75% of its total assets, normally will not purchase a security if, as a result, more than 5% of the fund’s total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. A nondiversified fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund.

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Maturity.     The Acquired and Acquiring Funds seek to maintain the same weighted stated maturity. Under normal circumstances, each Fund intends to maintain the average weighted stated maturity of its securities portfolio at between ten and twenty-five years. A substantial amount of a Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date.

In selecting municipal bonds, Lord Abbett focuses on the following: credit quality, which is an issuer’s ability to pay principal and interest; income tax exemption, which is the bond issuer’s ability to pay interest free from federal, state, and/or local personal income tax; total return potential, which is the return possibilities for an investment over a period of time, including appreciation and interest; and call protection, which is assurance by an issuer that it will not redeem a bond earlier than anticipated.

Each Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, each Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the impact of the security’s duration on the Fund’s overall duration.

Each Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political or other conditions, each Fund may take a temporary defensive position by investing up to 100% of its assets in the following: (1) short-term taxable securities; and (2) cash, investment grade commercial paper, and short-term U.S. Government securities. Taking a temporary defensive position could reduce tax-exempt income and prevent a Fund from achieving its investment objective.

Risk Factors

The Acquired and Acquiring Funds are subject to substantially the same risks. Each Acquired and Acquiring Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk usually is greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Acquired and Acquiring Funds, which tend to invest in longer term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds. Similarly, because the Acquiring Fund tends to invest in inverse floaters to a greater degree than the Acquired Funds, the Acquiring Fund normally will be exposed to greater market risk than the Acquired Funds. In addition, lower rated municipal bonds (in which the Acquiring Fund may invest up to 35% of its net assets and each Acquired Fund may invest up to 20% of its net assets) may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. Because the Acquiring Fund may invest more of its net assets in municipal bonds that are rated below investment grade than the Acquired Funds, the Acquiring Fund may experience more share price volatility and is subject to greater risk. Finally, because each Acquired Fund focuses on a particular state, each such Fund’s performance may be more affected by local, state, and regional events than the Acquiring Fund, which invests in municipal bonds issued in many states.

Additional risks that could adversely affect a Fund’s performance or increase volatility include the following:

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Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but they have a higher risk of default than investment grade municipal bonds, and their prices are much more volatile. The market for high yield municipal bonds may be less liquid and may be subject to greater credit risk than investment-grade municipal bonds. Below investment grade municipal bonds may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade municipal bonds are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. These securities may be subject to greater price volatility due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Some issuers, particularly of below investment grade bonds, may default as to principal or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. A Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds.

The secondary market for below investment grade municipal bonds is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade municipal bonds in its portfolio.

•	Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

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Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based on the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting the Fund’s investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market’s perception of the creditworthiness of any of the municipal bond insurers that insure securities in a Fund’s portfolio may affect the value of the securities they insure, a Fund’s share prices, and Fund performance. A downgrading of an insurer’s credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value. The Funds also may be adversely affected by the inability of an insurer to meet its insurance obligations. In addition, a decline in the credit quality of a private activity bond usually is directly related to a decline in the credit standing of the private user of the facility.

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Derivatives Risk – To the extent that a Fund uses derivatives, it will be exposed to the risk that the value of a derivative instrument held by the Fund does not move in correlation with the value of the underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Derivatives also include the risk that the derivatives will become illiquid and that the counterparty to the options, futures, forwards, or swap agreement or contract may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by a Fund in the derivative instrument. Derivatives may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. Loss may result from a Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and RIBs. They also may increase a Fund’s interest rate risk.

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Interest Rate Swaps, Credit Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors, and Collars Risks – The use of interest rate, credit, and total return swaps, options on swaps, and interest rate caps, floors, and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of market values, and interest rates, the investment performance of the Funds would be less favorable than it would have been if these investment techniques were not used. It is not currently expected that these investments will be a principal strategy of the Funds.

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Options and Futures Risks – Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

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RIB Risk – A RIB is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the floating rate note inversely affect the interest paid on the RIB, the value and income of a RIB generally is more volatile than the value and income of a fixed rate municipal bond. RIBs have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of RIBs also falls faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value rises more rapidly when interest rates fall. RIBs have varying degrees of liquidity, and the market for these securities is relatively volatile. RIBs tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

Each Fund may acquire RIBs issued by trusts that have been established by a transfer of municipal bonds by the Fund or an agent on behalf of the Fund. Such transfers do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” This means that the municipal bonds deposited into such trusts are presented in the Funds’ schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates. Interest income from the underlying bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a trust are reported as expenses of the Fund involved. The floating rate trust certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the trust for redemption at par at each reset date. The RIBs held by a Fund provide the Fund the right to (1) cause the holders of a proportional share of floating rate trust certificates to tender their certificates at par and (2) transfer a corresponding share of the municipal bonds from the trust to the Fund.

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Diversification Risk – Each Acquired Fund is a nondiversified fund, which means that the value of its investments may be more affected by a single adverse economic, political, or regulatory event, as compared with a diversified fund such as the Acquiring Fund.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

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Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, a Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

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Industry Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations. In addition, each industry is subject to its own risks: the electric utility industry is subject to rate regulation vagaries, while the health care industry faces two main challenges – affordability and access.

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Insured Municipal Bond Risk – Insurance policies that guarantee timely payment of principal and interest on insured municipal bonds do not guarantee the value of the bonds themselves or the value of a Fund’s shares. A downgrading of an insurer’s credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value.

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Interest Rate Risk – Prices of fixed income securities, including tax-exempt securities, generally fall during a rising interest rate environment. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Because all of the Funds tend to invest in longer-term bonds and RIBs to a greater degree than some municipal bond funds, such Funds normally will be more sensitive to interest rate risk than those other municipal bond funds.

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Liquidity Risk – It may be difficult for a Fund to sell certain securities, such as below investment grade municipal bonds, illiquid securities, or restricted securities, in a timely manner and at their stated value, which could result in losses to the Fund. The market for below investment municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

•	Market and Portfolio Management Risks – If certain markets or investments do not perform as expected, a Fund could underperform similar funds or lose money.

•

State and Territory Risks – Because each Acquired Fund focuses on a particular state or territory, each such Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base, and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including the Acquiring Fund), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the subprime mortgage market crisis, the housing market downturn, and other aspects of the national economic recession that began in 2008 have caused extraordinary declines in tax revenues, increased demands for government services and put added pressure on budgets for affected governments and are likely to continue to cause additional declines in tax revenues and put additional pressure on budgets. States also have relied heavily on federal stimulus funds and other one-time measures to deal with their current budget crises and may face less flexibility and liquidity in the future. All of this could have significant consequences for each of the Funds because a worsening of the economic position of a state or other issuer of bonds in which one of the Funds invests could lower the value of that Fund’s investments and could cause you to lose money. Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the last U.S. economic recession, resulting in a very difficult period for state and local governments. Even after the national economy emerged from the recession, many states continued to suffer fiscal imbalances. Similarly, the effects of the recession that began in 2008 may linger even after the national economy begins to recover.

•

Taxability Risk – The IRS has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although each Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

•

Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risks – Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, a Fund may not receive any return on its investment.

An investment in zero coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

An investment in each Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Federal Income Tax Considerations

Each of the Reorganizations is not intended to result in any income, gain or loss being recognized for U.S. federal income tax purposes by the applicable Acquired Fund or its shareholders and will not take place unless each Acquired Fund and Acquiring Fund receives a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Acquired and Acquiring Funds, substantially to the effect that the Reorganization will be a “reorganization” within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

Shareholders should note that, if necessary, in accordance with each Acquired Fund’s policy of distributing its investment company taxable income, net tax-exempt income and net capital gains for each taxable year in order to qualify for favorable tax treatment as a regulated investment company and avoid federal income and excise tax at the fund level, each Acquired Fund will declare and pay a distribution of any such previously undistributed income and gains to its shareholders immediately before the Reorganization. Such distributions, other than distributions of exempt-interest dividends, will be taxable to Acquired Fund shareholders. Based on March 31, 2010 data, the Acquired Funds may not have any net capital gains to distribute immediately prior to the Reorganizations as a result of capital loss carryovers. For additional information about the tax considerations of the Reorganizations, see “Information about the Reorganizations and Redomestications — Material Federal Income Tax Consequences of Each Reorganization and Redomestication.”

Classes of Shares

The Acquiring Fund has six classes of Shares: Class A, Class B, Class C, Class F, Class I, and Class P, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. Each of the Acquired Funds has three classes of shares: Class A, Class F, and Class P, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. As of the date hereof, there are no outstanding Class P shares of the Acquiring Fund or the Acquired Funds. If the Reorganizations are completed, Acquired Fund shareholders will receive the same class of Shares in the Acquiring Fund as they currently own in the Acquired Fund.

Purchases and Exchanges

Acquiring Fund Shares are available through certain authorized dealers at the public offering price, which is the net asset value plus any applicable sales charge. Shareholders of an Acquired Fund may exchange their shares for Shares of the Acquiring Fund or certain other Lord Abbett-sponsored Funds at any time before the Reorganizations; however, each such exchange will represent a sale of shares for which a shareholder may recognize a taxable gain or loss. In contrast, no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their Acquired Fund shares for Shares of the Acquiring Fund received as a result of the Reorganizations.

If shareholders do not approve a Reorganization, the appropriate Board will consider other alternatives for the applicable Acquired Fund, including its liquidation.

Under normal circumstances, NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time. Purchases and sales of each Fund’s shares are executed at the NAV next determined after the Fund receives an order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Boards.

Dividend Policies and Options

The Funds have similar dividend and distribution policies. Each Fund expects to declare “exempt-interest dividends” from its net investment income daily and pay them monthly. Each Fund expects to distribute any net capital gains annual as “capital gains distributions.” Distributions are reinvested in the applicable Fund unless the Fund is instructed to pay them to the shareholder in cash. There are no sales charges on reinvestments.

Redemption Procedures

The redemption procedures of the Acquired Funds and the Acquiring Fund are the same. Shareholders may redeem shares through their brokers, by telephone, or by mail, as explained in each Fund’s prospectus.

Capitalization

The following tables set forth the capitalization of the Acquiring Fund and the Acquired Funds as of March 31, 2010, and the pro forma capitalization of the Acquiring Fund if all of the proposed Reorganizations had occurred on that date, as well as the pro forma combined capitalization of the Acquiring Fund as if only one Reorganization had occurred on that date. Because each Acquired Fund’s participation in a Reorganization is not contingent on the participation of the other Acquired Funds, many Fund combinations are possible. It is expected that the range of resulting pro forma capitalization will be captured in the tables below because the number of assets and shares outstanding will be the greatest if all of the Acquired Funds participate in the Reorganizations and will be lowest if such Acquired Fund is the only Fund that participates in the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that actually will be received and distributed. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each participating Fund on the Closing Date.

	Connecticut Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Connecticut Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A Net Assets	$111,892,608	$918,846,238	$1,030,738,846	$1,556,782,041
Class A Net Asset Value	$10.02	$10.47	$10.47	$10.47
Class A Shares Outstanding	11,162,355	87,784,828	98,474,860	148,731,834

Class F Net Assets	$7,936,441	$40,842,172	$48,778,614	$63,563,388
Class F Net Asset Value	$10.00	$10.46	$10.46	$10.46
Class F Shares Outstanding	793,590	3,905,330	4,664,211	6,077,926

	Georgia Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Georgia Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A Net Assets	$130,478,484	$918,846,238	$1,049,324,722	$1,556,782,041
Class A Net Asset Value	$5.40	$10.47	$10.47	$10.47
Class A Shares Outstanding	24,153,556	87,784,828	100,250,434	148,731,834

Class F Net Assets	$7,400,163	$40,842,172	$48,242,335	$63,563,388
Class F Net Asset Value	$5.42	$10.46	$10.46	$10.46
Class F Shares Outstanding	1,364,693	3,905,330	4,612,932	6,077,926

	Hawaii Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Hawaii Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A Net Assets	$124,644,955	$918,846,238	$1,043,491,193	$1,556,782,041
Class A Net Asset Value	$4.88	$10.47	$10.47	$10.47
Class A Shares Outstanding	25,560,132	87,784,828	99,693,109	148,731,834

Class F Net Assets	$3,968,034	$40,842,172	$44,810,206	$63,563,388
Class F Net Asset Value	$4.88	$10.46	$10.46	$10.46
Class F Shares Outstanding	813,472	3,905,330	4,284,752	6,077,926

	Missouri Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Missouri Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A Net Assets	$174,884,489	$918,846,238	$1,093,730,727	$1,556,782,041
Class A Net Asset Value	$5.02	$10.47	$10.47	$10.47
Class A Shares Outstanding	34,819,348	87,784,828	104,492,925	148,731,834

Class F Net Assets	$1,867,977	$40,842,172	$42,710,149	$63,563,388
Class F Net Asset Value	$5.02	$10.46	$10.46	$10.46
Class F Shares Outstanding	371,758	3,905,330	4,083,945	6,077,926

	Pennsylvania Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Pennsylvania Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations

Class A Net Assets	$96,035,267	$918,846,238	$1,014,881,505	$1,556,782,041
Class A Net Asset Value	$4.98	$10.47	$10.47	$10.47
Class A Shares Outstanding	19,303,440	87,784,828	96,959,818	148,731,834

Class F Net Assets	$1,548,600	$40,842,172	$42,390,772	$63,563,388
Class F Net Asset Value	$4.97	$10.46	$10.46	$10.46
Class F Shares Outstanding	311,582	3,905,330	4,053,406	6,077,926

Performance

For more information on performance, see each Fund’s prospectus.

Your Board unanimously recommends that you vote “FOR” the approval of Proposal 1.

PROPOSAL 2:   THE REDOMESTICATIONS

Lord Abbett is proposing that each series (each, a “Delaware Fund” and collectively, the “Delaware Funds”) of Lord Abbett Municipal Income Trust (the “Trust”) adopt the Maryland corporation form of organization by reorganizing into a corresponding “shell” series of Lord Abbett Municipal Income Fund, Inc. (the “Company”) with the same name, investment parameters, fees and expenses, distribution and purchase procedures, exchange rights, and other attributes (each, a “Maryland Fund” and collectively, the “Maryland Funds”). Currently, the Trust and its series are organized under Delaware law. The Company and the Trust each have their own governing documents, and the terms of these documents vary. Together with the Reorganizations described in Proposal 1, the Redomestications would reduce the number of Lord Abbett’s municipal bond Funds from twelve Funds organized under two separate legal entities to seven Funds organized under one legal entity. Lord Abbett believes that adopting a single form of organizational structure for all of its municipal bond Funds, with a single form of governing document, will greatly simplify the administration and oversight of these Funds and other funds in the Lord Abbett Family of Funds, many of which also are organized as Maryland corporations. Furthermore, the Redomestications are anticipated to result in potential cost savings for the Funds because some expenses such as certain printing and accounting fees are incurred at the Company or Trust level rather than the Fund level. Therefore, shareholders of each Delaware Fund are being asked to approve its Reorganization into a corresponding Maryland Fund.

As you evaluate a Redomestication, please consider the following:

•

The Redomestications will provide Delaware Fund shareholders with the opportunity to continue to invest in a Fund with exactly the same investment objective and strategies, principal risks, fees and expenses, and portfolio management team as their current Delaware Fund, but as part of a Maryland corporation rather than a Delaware statutory trust. Lord Abbett believes that on balance, each organizational structure offers a number of benefits in terms of the conduct of a Fund’s business affairs, shareholder rights, and other aspects of the Funds’ corporate governance. One of the key differences between Delaware statutory trusts and Maryland corporations (which are summarized below) is that corporations tend to have easier access to federal court than trusts due to technical requirements concerning residency. Although Lord Abbett expects that the likelihood that the Funds would need to avail themselves of federal court jurisdiction is fairly remote, Lord Abbett nevertheless believes that access to federal court can be important in protecting the economic interests of Fund shareholders, especially given the increased frequency of litigation involving municipal bond issuers in the current market environment.

•

The only differences between a Delware Fund and its corresponding Maryland Fund will be with respect to characteristics that are determined by state law. The key differences between Delaware and Maryland laws applicable to mutual funds are summarized below.

•

The Redomestications are part of Lord Abbett’s broader effort to streamline its municipal bond Funds. Accordingly, as described in more detail in Proposal 1, shareholders of each Acquired Fund are being asked to approve its Reorganization into the National Fund, which is a series of the Company. If these shareholders approve the Reorganizations and shareholders of the Delaware Funds approve the Redomestications, all of Lord Abbett’s municipal bond Funds will be organized under one umbrella entity (i.e., the Company), which would give Lord Abbett the opportunity to operate the Funds more efficiently, providing the potential to eliminate duplicative expenses and reduce Fund expenses in the future.

If shareholders of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust approve their Fund’s Redomestication and Reorganization, Lord Abbett will complete only the Fund’s Reorganization, which will have the same effect as the Redomestication because the National Fund is organized in Maryland. If shareholders approve the Redomestication but not the Reorganization of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust, the applicable Fund will be redomesticated as a series of the Company.

The Redomestication and Reorganization proposals are not interdependent, meaning that whether one Fund’s shareholders approve its Redomestication or Reorganization will not affect the implementation of the Redomestication or Reorganization of any other Fund, except that if shareholders approve a Reorganization as to either of the Georgia Tax Free Trust and/or Pennsylvania Tax Free Trust, that Fund’s Redomestication will not be implemented. However, such Fund’s Reorganization will have the same effect as the Redomestication because the Acquiring Fund is organized in Maryland.

•

The Maryland Funds would not have any assets or operating history of their own prior to the Redomestications. Each Maryland Fund will acquire the assets and assume the performance history of its corresponding Delaware Fund.

•	Each Redomestication will be a tax-free reorganization for federal income tax purposes. You will not be charged any sales charges, commissions, or transaction fees in a Redomestication.

•

The Redomestications will not change the number or total value of the Delaware Fund shares you held immediately prior to the Redomestications. The specific terms of the Redomestications are set forth in the form of Agreement and Plan of Redomestication, a copy of which is attached as Exhibit B.

•	Subject to shareholder approval, the Redomestications are expected to be effected as soon as practicable following the Meeting, but not later than [ ], 2010.

Board Considerations in Approving the Redomestications

The Boards considered the proposed Redomestications, with data and analysis related to such proposed Redomestications, as presented by Lord Abbett at a meeting held on June 15, 2010. At the meeting, the Boards considered a number of factors, including:

•	Each Delaware Fund’s investment objective, policies, and restrictions;

•	The anticipated tax consequences of the Redomestications with respect to each Delaware Fund and its shareholders;

•	The estimated costs of each of the Redomestications and the extent to which the Delaware Funds would bear such costs; and

•	The potential benefits of the proposed Redomestications for the shareholders of the Delaware Funds.

In considering such factors, the Boards questioned Lord Abbett about the investment objectives, policies and restrictions of the Delaware Funds, the costs and anticipated tax consequences of the proposed Redomestications and the potential benefits to shareholders. The Boards’ considerations and conclusions are summarized below.

The Boards considered that the investment objective, strategies, and risks of each Maryland Fund will be identical to those of the corresponding Delaware Fund and that the same individuals who currently are responsible for the day-to-day management of each Delaware Fund also will be responsible for the day-to-day management of each Maryland Fund after the Redomestications are completed. In addition, the Boards took into account that the Redomestications will not result in an increase in the fees payable by Delaware Fund shareholders. The Boards also considered the tax-free nature of the Redomestications and that shareholders will receive Maryland Fund shares equal in number and total value to the corresponding Delaware Fund shares they held immediately prior to the Redomestications. Finally, the Boards considered that the Redomestication of each Delaware Fund, and the resulting adoption of a single form of organization for Lord Abbett’s municipal bond Funds and uniform governing documents for such Funds, will simplify the administration and oversight of the Funds, possibly creating the opportunity for cost savings.

In light of these factors and their fiduciary duties under both federal and state law, the Boards, including in each case all of the directors/trustees who are not interested persons (as defined in the Investment Company Act), unanimously each have determined that the Redomestications are in the best interests of the Delaware Funds and their shareholders. The Boards also each have determined that the Redomestications would not result in a dilution of the interests of the shareholders of the Delaware Funds.

Key Differences between Delaware Statutory Trusts and Maryland Corporations

Delaware statutory trusts and Maryland corporations differ in a number of respects. The following summary of these differences is qualified in its entirety by reference to the governing documents of the Trust and the Company.

	Delaware	Maryland
Organizational Documents	Certificate of Trust, Declaration of Trust, and Bylaws Certificate of Trust is only public filing Amendments to Declaration of Trust do not require public filings	Articles of Incorporation and Bylaws Articles of Incorporation must be publicly filed Amendments to Articles of Incorporation must be publicly filed

	Delaware	Maryland
Capital Structure

Unlimited number of authorized shares

Trustees may create new series or classes of beneficial interest without shareholder approval

Trustees may modify terms of existing series or classes of beneficial interest without shareholder approval

No public filing required in connection with changes to capital structure

Articles of Incorporation provide for specified number of authorized shares, which directors may increase

Shareholder approval generally is required to create new series or classes of stock

Shareholder approval is required to modify terms of existing series or classes of stock

Statute requires public filing of amendment to Articles of Incorporation reflecting changes to capital structure

Shareholder Meetings and Voting Rights

Declaration of Trust can be amended without shareholder approval, unless the particular issue requires shareholder approval under the 1940 Act

No statutory requirements with respect to record date, notice, quorum, or adjournment

Shareholders’ voting rights established by Declaration of Trust

Certain fund transactions, such as mergers, certain reorganizations, and liquidations, are subject to mandatory shareholder votes

Statute establishes certain record date, notice, quorum, and adjournment requirements

Statute mandates shareholders’ voting rights

Shareholder Liability	None	Limited by statute
Directors/ Trustees

Declaration of Trust establishes requirements for removal of a trustee

Declaration of Trust establishes trustees’ standard of conduct

Declaration of Trust can limit trustees’ liability, subject to public policy exceptions

Declaration of Trust may provide for broad indemnification of trustees and other persons

Statute mandates that directors can be removed with or without cause by majority shareholder vote unless Articles of Incorporation provide otherwise

Statute requires directors to act in good faith

Articles of Incorporation can limit directors’ liability other than in cases where directors acted in bad faith or received an improper benefit

Directors may be indemnified absent acts of bad faith, deliberate dishonesty or improper personal benefit

Inspection Rights

Trustees determine whether and to what extent shareholders may inspect business records

Shareholders’ inspection rights remain subject to trustees’ discretion, irrespective of percent of shares held or length of period of ownership

Statute gives shareholders the right to inspect bylaws, minutes, annual reports, and certain other corporate documents at a Maryland corporation’s principal office

Shareholders who have held at least 5% of any class of shares for at least 6 months have the right to request and inspect other types of documents, including lists of shareholders

Dissolution and Termination	Trustees may dissolve trust upon written notice to shareholders	Dissolution requires shareholder approval

	Delaware	Maryland
Access to Federal Court on State Law Matters	Determined by domiciles of individual shareholders	Determined by domicile of corporation

Federal Income Tax Considerations

Each of the Redomestications is not intended to result in any income, gain or loss being recognized for U.S. federal income tax purposes by the applicable Delaware Fund or its shareholders and will not take place unless each Delaware Fund and Maryland Fund receives a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Delaware and Maryland Funds, substantially to the effect that the Redomestication will be a “reorganization” within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

Shareholders should note that, if necessary, in accordance with each Delaware Fund’s policy of distributing its investment company taxable income, net tax-exempt income and net capital gains for each taxable year in order to qualify for favorable tax treatment as a regulated investment company and avoid federal income and excise tax at the fund level, each Delaware Fund will declare and pay a distribution of any such previously undistributed income and gains to its shareholders immediately before the Redomestication. Such distributions, other than distributions of exempt-interest dividends, will be taxable to Delaware Fund shareholders. Based on March 31, 2010 data, the Delaware Funds may not have any net capital gains to distribute immediately prior to the Redomestications as a result of capital loss carryovers. For additional information about the tax considerations of the Redomestications, see “Information about the Reorganizations and Redomestications — Material Federal Income Tax Consequences of Each Reorganization and Redomestication.”

Your Board unanimously recommends that you vote “FOR” the approval of Proposal 2.

MORE INFORMATION ABOUT THE REORGANIZATIONS AND REDOMESTICATIONS

The Reorganizations

On or about [                ], 2010 (the “Closing Date”), if the conditions discussed below are met, each Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of the assets, less liabilities, of the Acquired Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. Each Acquired Fund will distribute as of the Closing Date such Shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of the Acquired Fund. The net asset value of such shares and the value of each Acquired Fund’s assets and the amount of its liabilities will be determined as of the Closing Date in accordance with the Acquiring Fund’s valuation procedures, which are the same as those used by the Acquired Funds.

Although each of the Acquired Funds may dispose of some of the securities in its portfolio before the Reorganizations and reinvest the proceeds in other securities consistent with its investment objective, the Acquired Funds will not dispose of assets that, in the aggregate, will result in less than 50% of the historic business assets of the Acquired Funds being transferred to the Acquiring Fund in the Reorganizations. If necessary, an Acquired Fund will pay a final dividend before the Reorganization that will have the effect of distributing all of its undistributed investment company income and net realized capital gains to its shareholders before the Reorganization.

The obligations of the Acquiring Fund and each of the Acquired Funds to complete their respective Reorganizations are subject to the satisfaction of certain conditions, including: (a) approval of a “majority of the outstanding voting securities” as defined under the Investment Company Act, of each Acquired Fund and (b) a favorable opinion of legal counsel as to the federal income tax consequences of the Reorganization as described below under Federal Income Tax Considerations. A majority of the outstanding securities for these purposes means the lesser of: (i) 67% or more of the voting shares of each Acquired Fund represented at a meeting at which more than 50% of the outstanding voting shares of that Acquired Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of each Acquired Fund.

For each of the Georgia Tax Free Trust and the Pennsylvania Tax Free Trust, the presence in person or by proxy of the holders of a majority of the outstanding shares entitled to vote for that Fund’s Reorganization is required to constitute a quorum of the Meeting. For each of the Connecticut Tax Free Fund, the Hawaii Tax Free Fund, and the Missouri Tax Free Fund, the presence in person or by proxy of the holders of one-third of the outstanding shares entitled to vote for that Fund’s Reorganization is required to constitute a quorum of the Meeting.

Only shareholders of each Acquired Fund may vote on the acquisition of that Fund’s assets by the Acquiring Fund. Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other four Reorganizations. In addition, completion of any one Reorganization is not contingent upon, and will not affect, completion of any of the other four Reorganizations.

Shareholders are entitled to one vote for each full Share, and a proportionate vote for each fractional Share, of each Acquired Fund held as of the Record Date. Under Delaware law (which applies to the Georgia Tax Free Trust and the Pennsylvania Tax Free Trust), shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the Secretary of the Company or the Trust, as applicable: (1) if only one votes, that vote binds all; (2) if more than one votes, the vote of the majority binds all; and (3) if more than one votes and the vote is evenly divided, the vote will be cast proportionately. Under Maryland law (which applies to the Connecticut Tax Free Fund, the Hawaii Tax Free Fund, and the Missouri Tax Free Fund), shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the Secretary of the Company or the Trust, as applicable: (1) if only one votes, that vote binds all; (2) if more than one votes, the vote of the majority binds all; and (3) if more than one votes and the vote is evenly divided, each faction may vote the stock in question proportionally or any person voting the stock or any beneficiary may apply to a court of competent jurisdiction to appoint an additional person to act with the persons voting the stock and the stock shall then be voted as determined by a majority of those persons and the person appointed by the court.

If an Acquired Fund does not receive sufficient votes to approve its Reorganization before the Meeting, the Meeting may be adjourned with respect to that Fund to permit further solicitation of proxies. The holders of a majority of the shares of an Acquired Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the meeting with respect to the Fund. [The Meeting also may be adjourned by the Chairperson of the Meeting.]

Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, and will have the same effect as a vote “Against” a Reorganization. It is not anticipated that any Acquired Fund will receive any broker non-votes.

This summary of the Reorganizations is not complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the form of Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A.

The Redomestications

On or about [                ], 2010 (the “Closing Date”), if the conditions discussed below are met, each Delaware Fund will transfer all of its assets to the corresponding Maryland Fund in exchange for Shares of the Maryland Fund having an aggregate net asset value equal to the aggregate value of the assets, less liabilities, of the Delaware Fund and the assumption by the Maryland Fund of all the liabilities of the Delaware Fund. Each Delaware Fund will distribute as of the Closing Date such Shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of the Delaware Fund. The net asset value of such shares and the value of each Delaware Fund’s assets and the amount of its liabilities will be determined as of the Closing Date in accordance with the corresponding Maryland Fund’s valuation procedures, which are the same as those used by the Delaware Funds.

Although each of the Delaware Funds may dispose of some of the securities in its portfolio before the Redomestications and reinvest the proceeds in other securities consistent with its investment objective, the Delaware Funds will not dispose of assets that, in the aggregate, will result in less than 50% of the historic business assets of the Delaware Funds being transferred to the Maryland Funds in the Redomestications. If necessary, a Delaware Fund will pay a final dividend before the Redomestication that will have the effect of distributing all of its undistributed investment company income and net realized capital gains to its shareholders before the Reorganization.

The obligations of each of the Maryland Funds and each of the Delaware Funds to complete their respective Redomestications are subject to the satisfaction of certain conditions, including: (a) approval of a “majority of the outstanding voting securities” as defined under the Investment Company Act, of each Delaware Fund and (b) a favorable opinion of legal counsel as to the federal income tax consequences of the Redomestication as described below under Federal Income Tax Considerations. A majority of the outstanding securities for these purposes means the lesser of: (i) 67% or more of the voting shares of each Delaware Fund represented at a meeting at which more than 50% of the outstanding voting shares of that Delaware Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of each Delaware Fund. The Agreement and Plan of Redomestication, a copy of which is attached as Exhibit B, contains more detailed information about the specific conditions that must be met in order for each Redomestication to be completed. Subject to approval by the applicable Delaware Fund’s shareholders, the Company and the Trust will implement each Redomestication unless the Agreement and Plan of Redomestication is terminated according to its terms. Absent extraordinary circumstances, it is not expected that such termination will occur.

For each Delaware Fund, the presence in person or by proxy of the holders of a majority of the outstanding shares entitled to vote for that Fund’s Redomestication is required to constitute a quorum of the Meeting.

Only shareholders of each Delaware Fund may vote on the acquisition of that Fund’s assets by the corresponding Maryland Fund. Shareholder approval of any one Redomestication is not contingent upon, and will not affect, shareholder approval of any of the other four Redomestications. In addition, completion of any one Redomestication is not contingent upon, and will not affect, completion of any of the other four Redomestications.

Shareholders are entitled to one vote for each full Share, and a proportionate vote for each fractional Share, of each Delaware Fund held as of the Record Date. Under Delaware law, shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the Secretary of the Company or the Trust, as applicable: (1) if only one votes, that vote binds all; (2) if more than one votes, the vote of the majority binds all; and (3) if more than one votes and the vote is evenly divided, the vote will be cast proportionately.

If a Delaware Fund does not receive sufficient votes to approve its Redomestication before the Meeting, the Meeting may be adjourned with respect to that Fund to permit further solicitation of proxies. The holders of a majority of the shares of a Delaware Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the meeting with respect to the Fund. [The Meeting also may be adjourned by the Chairperson of the Meeting.]

Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, and will have the same effect as a vote “Against” a Redomestication. It is not anticipated that any Delaware Fund will receive any broker non-votes.

This summary of the Redomestications is not complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the form of Agreement and Plan of Redomestication, a copy of which is attached as Exhibit B.

Material Federal Income Tax Consequences of Each Reorganization and Redomestication

The following is a summary of the material anticipated federal income tax consequences of each Reorganization and Redomestication. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS, and other applicable authorities, all as in effect on the date of this Combined Prospectus/Proxy Statement and all of which are subject to change and differing interpretations (possibly with retroactive effect). This summary is limited to U.S. persons who hold shares of the Acquired Funds and/or the Delaware Funds as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws. You should consult your tax adviser as to the federal income tax consequences to you of the relevant Reorganizations and/or Redomestications, as well as the effects of state, local, and foreign tax laws.

Each Reorganization and Redomestication is intended to qualify for U.S. federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Code. If each Reorganization and Redomestication does so qualify:

•

No gain or loss will be recognized by the Acquired Fund or Delaware Fund upon (1) the transfer of all of its assets to the Acquiring Fund or Maryland Fund as described in this Combined Prospectus/Proxy Statement or (2) the distribution by the Acquired Fund or Delaware Fund of Acquiring Fund Shares or Maryland Fund Shares to the Acquired Fund’s or Maryland Fund’s shareholders;

•

No gain or loss will be recognized by the Acquiring Fund or Maryland Fund upon the receipt of the Acquired Fund’s or Delaware Fund’s assets solely in exchange for the issuance of Acquiring Fund Shares or Maryland Fund Shares to the Acquired Fund or Delaware Fund and the assumption of the Acquired Fund’s or Delaware Fund’s liabilities by the Acquiring Fund or Maryland Fund;

•

The basis of the assets of the Acquired Fund or Delaware Fund acquired by the Acquiring Fund or Maryland Fund will be the same as the basis of those assets in the hands of the Acquired Fund or Delaware Fund immediately before the transfer;

•

The tax holding period of the assets of the Acquired Fund or Delaware Fund in the hands of the Acquiring Fund or Maryland Fund will include the Acquired Fund’s or Delaware Fund’s tax holding period for those assets;

•

Shareholders will not recognize gain or loss upon the exchange of shares of the Acquired Fund or Delaware Fund solely for Acquiring Fund Shares as part of the Reorganization or Maryland Fund Shares as part of the Redomestication;

•

The basis of the Acquiring Fund Shares or Maryland Fund Shares received by shareholders in the Reorganization or Redomestication will be the same as the basis of their shares of the Acquired Fund or Delaware Fund surrendered in exchange; and

•

The tax holding period of the Acquiring Fund Shares or Maryland Fund Shares that shareholders receive will include the tax holding period of the Acquired Fund or Delaware Fund shares surrendered in the exchange, provided that shareholders held the Acquired Fund or Delaware Fund shares as capital assets on the date of the exchange.

As a condition to the closing of each Reorganization and Redomestication, each participating Fund must receive a tax opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Funds, substantially to the effect that the Reorganization or Redomestication will qualify as a reorganization within the meaning of section 368(a) of the Code. In rendering each such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquiring Fund and the Acquired Fund in the case of the Reorganizations and the Maryland Fund and the Delaware Fund in the case of the Redomestications. No tax ruling has been requested from the IRS in connection with the Reorganizations and Redomestications. The tax opinions are not binding on the IRS or a court, and do not preclude the IRS from asserting or adopting a contrary position.

Shareholders should note that, if necessary, in accordance with each Acquired Fund’s and Delaware Fund’s policy of distributing its investment company taxable income, net tax-exempt income and net capital gains for each taxable year in order to qualify for favorable tax treatment as a regulated investment company and avoid federal income and excise tax at the fund level, each Acquired Fund and Delaware Fund will declare and pay a distribution of any such previously undistributed income and gains to its shareholders immediately before the Reorganization or Redomestication. Such distributions, other than distributions of exempt-interest dividends, will be taxable to Acquired Fund and Delaware Fund shareholders. Based on March 31, 2010 data, the Acquired Funds and Delaware Funds may not have any net capital gains to distribute immediately prior to the Reorganizations and Redomestications as a result of capital loss carryovers.

Expenses of the Reorganizations and Redomestications

Because of the anticipated benefits that the Reorganizations and Redomestications will offer the Funds and their shareholders, each Acquired Fund and the Acquiring Fund will pay its share of the expenses associated with the Reorganizations and each Delaware Fund will pay its share of the expenses associated with the Redomestications, based on the applicable Funds’ relative assets. If the Reorganizations are completed, the expenses of the Acquired Funds, to the extent not paid before the Closing Date, will be assumed by the Acquiring Fund and taken into account in determining the net assets of the Acquired Funds for the purpose of calculating the number of shares to be issued to the Acquired Funds. If the Redomestications are completed, the expenses of each Delaware Fund, to the extent not paid before the Closing Date, will be assumed by the corresponding Maryland Fund and taken into account in determining the net assets of the Delaware Fund for the purpose of calculating the number of shares to be issued to the Delaware Fund.

Shareholders’ Rights

The rights of shareholders of the Connecticut Tax Free Fund, the Hawaii Tax Free Fund, and the Missouri Tax Free Fund will not change as a result of a Reorganization because these Funds and the Acquiring Fund are series of the Company. The rights of the former shareholders of the Georgia Tax Free Trust and Pennsylvania Tax Free Trust after the Reorganizations (as new shareholders of the Acquiring Fund) and the rights of the former shareholders of the Delaware Funds after the Redomestications (as new shareholders of the Maryland Funds) will be governed by the Articles of Incorporation and By-Laws of the Company rather than by the Declaration of Trust and By-Laws of the Trust. The Company is organized as a corporation in the State of Maryland. The Trust is organized as a statutory trust in the State of Delaware. The operations of the Acquiring Fund and the Maryland Funds will continue to be subject to the provisions of the Investment Company Act and the rules and regulations of the SEC thereunder.

The rights of shareholders of the Georgia Tax Free Trust, the Pennsylvania Tax Free Trust, and the Delaware Funds will change to the extent that Delaware and Maryland laws differ as to matters of corporate governance and shareholders’ rights. For example, under Delaware law, the Trust may amend its organization documents regarding management of the trust, rights and obligations of the trustees and shareholders without a shareholder vote. Under Maryland law, shareholder approval generally is required to amend the Company’s organization documents.

The Boards of the Trust and the Company currently are comprised of the same individuals. The responsibilities, powers, and fiduciary duties of the directors/trustees of the Boards are substantially the same. The Company’s By-Laws provide for indemnification of the directors for actual liabilities arising out of their service in their capacity as directors, subject only to the conditions and limitations of applicable law. The Trust’s Declaration of Trust provides for indemnification of the trustees against certain liabilities and expenses, except for (i) any matter as to which any trustee has been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of such Trust, (ii) any liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties or (iii) any matter disposed of by settlement, compromise or consent decree, unless it is in the best interests of such trust or if said trustee acted in good faith in the reasonable belief that such act was in the best interests of the trust. The Company’s By-Laws provide that shareholders may remove, with or without cause, any director by the affirmative vote of a majority of the votes cast. Under the Trust’s Declaration of Trust, shareholders may remove a trustee by the vote of shareholders of record of not less than two-thirds.

The Funds do not regularly hold shareholder meetings. The Declaration of Trust of the Trust and the By-Laws of the Company provide that a meeting of shareholders will be held upon the written request of holders of at least 25% of votes entitled to be cast.

The foregoing is only a summary of certain rights of the shareholders of the Acquired and Delaware Funds and of the rights these shareholders will have following the Reorganizations and Redomestications as holders of shares of the Acquiring Maryland Funds. It is not a complete description of the Declaration of Trust, Articles of Incorporation or the By-Laws or applicable state law. Shareholders desiring additional information about those documents and provisions of law should refer to such documents and provisions.

INFORMATION ABOUT THE FUNDS

For detailed information about the Funds, please see the Funds’ Prospectus and Semi-Annual Report that accompany this Combined Prospectus/Proxy Statement, and the Statements of Additional Information, and Annual Reports that are incorporated by reference.

ADDITIONAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Boards in connection with the Meeting. The Funds have retained Broadridge Financial Solutions, Inc., a proxy solicitation firm, to assist in the solicitation of proxies for the Meeting. The Acquired and Acquiring Funds will bear the cost of the solicitation related to the Reorganizations and the Delaware Funds will bear the cost of the solicitation related to the Redomestications. The cost of the solicitation is estimated to be approximately $[                ] for the Acquired Funds and the Acquiring Fund, and approximately $[                ] for the Delaware Funds. These costs in turn will be allocated among the relevant Funds based on each Fund’s relative assets.

It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Acquired Funds and the Delaware Funds also may solicit proxies by telephone, email, telegraph, facsimile, or personal interview. Authorizations for another person to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to verify his or her identity, and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. Except for votes cast by automated telephonic voting, within 72 hours of receiving a shareholder’s telephonic voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation. In the case of voting instructions electronically transmitted by the Internet, a confirmation will be sent only if specifically requested by the shareholder. Shareholders requiring further information as to telephonic, facsimile or electronically transmitted voting instructions or the proxy generally should contact the Acquired Funds and the Delaware Funds toll-free at 888-522-2388. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the applicable Fund the written notice of revocation or subsequently executed proxy, or by attending the Meeting and voting in person.

Ownership of Shares of the Acquired Funds and the Delaware Funds

As of the Record Date, the officers and members of the Boards of the Trust and Company beneficially owned as a group less than 1% of the outstanding shares of each of the Acquired Funds and the Delaware Funds. To the best knowledge of the Boards, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended) owns beneficially or of record more than 5% of the outstanding shares of any such Fund.

The table below sets forth, as of the Record Date, each shareholder that owns beneficially or of record more than 5% of any class of shares of an Acquired Fund or a Delaware Fund.

[INSERT 5% SHAREHOLDER INFORMATION]

Shareholder Rights

Acquired Fund and Delaware Fund shareholders are not entitled to any rights of share appraisal under the Declaration of Trust or By-laws of the Trust, or under the laws of the State of Delaware or in connection with the Reorganizations and Redomestications. Acquired Fund shareholders are entitled to rights of share appraisal under the laws of the State of Maryland. Also, shareholders have the right to redeem from Acquired Funds or Delaware Funds their shares at net asset value until the Closing Date. Thereafter, shareholders may redeem shares of the Acquiring Fund acquired by them in the Reorganizations or of the Maryland Funds acquired by them in the Redomestications at the net asset value of such shares.

The Acquired Funds and the Delaware Funds each are subject to the information requirements of the Investment Company Act, and accordingly file reports, proxy statements, and other information with the SEC. Such reports, proxy statements, and other information filed by such entities can be inspected and copied at the public reference facilities of the SEC at 100 F Street, NE, Washington, DC. Copies of such material can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549, at prescribed rates.

FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION ABOUT

THE FUNDS

Please see the Funds’ Prospectuses, Statements of Additional Information, and Semi-Annual and Annual Reports that are incorporated by reference for the Funds’ financial statements and for additional information about the Funds.

EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the          day of                     , 2010, by and between the Lord Abbett Municipal Income Fund, Inc., a Maryland corporation (the “Company”), on behalf of its series, the Lord Abbett National Tax Free Income Fund, (the “Acquiring Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973, and the Lord Abbett Municipal Income Trust, a Delaware statutory trust (the “Trust”), on behalf of its series,                                          (the “Acquired Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

This Agreement is intended to be and is adopted as a plan of a “reorganization” as defined in Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of Class A and Class F shares of capital stock of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the corresponding class of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Company and the Trust are each registered investment companies classified as management companies of the open-end type;

WHEREAS, the Acquiring Fund is authorized to issue shares of capital stock;

WHEREAS, the Board of Directors of the Company and the Board of Trustees of the Trust have determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders, respectively, and is not dilutive of the interests of those shareholders; and

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1.        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2.    (a)    The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Acquired Fund.

(b)    The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

1.3.        The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due before the Closing.

1.4.        On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the “Acquired Fund Shares”) held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Trust instructing the Company to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Trust shall promptly provide the Company with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

1.6.        Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.        Any reporting responsibility of the Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2.	VALUATION

2.1.        The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). Lord, Abbett & Co., LLC (the “Adviser”) shall compute the NAV per Acquiring Fund Share in the manner set forth in the Company’s Articles of Incorporation (the “Articles”), or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Trust’s Agreement and Declaration of Trust, or By-laws, and the Acquired Fund’ then-current prospectus and statement of additional information. The Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

2.2.        The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Adviser by dividing the NAV of the applicable Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3.        The Acquiring Fund and the Acquired Fund shall cause the Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

3.	CLOSING AND CLOSING DATE

3.1.        The Closing Date shall be [______ __, 2010], or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Acquiring Fund, 90 Hudson Street, Jersey City, NJ 07302-3973, or at such other place as the parties may agree.

3.2.        Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the “Acquired Fund Custodian”) as record holder for the Acquired Fund shall be presented by the Acquired Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3.        The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4.        If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.        The Acquired Fund shall deliver, or cause its transfer agent to deliver, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Trust and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Trust’s records by such officers or one of the Trust’s service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES

4.1.        Except as set forth on a disclosure schedule previously provided by the Acquired Fund to the Acquiring Fund, the Trust, on behalf of the Acquired Fund, represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)        The Acquired Fund is a series of the Trust. The Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)        The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)        The Trust is not in violation of, and the execution, and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Trust’s Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Trust to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

(d)        No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets. Neither the Trust nor the Acquired Fund know of no facts that might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e)        The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

(f)        The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2009 have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Acquired Fund have been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g)        Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended March 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h)    (1)    For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

(2)    Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

(3)    The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below) that were due and payable or that were claimed to be due;

(4)    All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

(5)    The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

(6)    The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

(7)    The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(8)    The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in paragraph 5.7, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(9)    The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

(10)    The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

(11)    The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund tax representation certificate to be delivered pursuant to paragraph 7.4 (the “Acquired Fund Tax Representation Certificate”);

(12)    There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

(13)    The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund’s Tax books and records; and

(14)    For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i)        All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(j)        At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k)        The Trust has the trust power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees, and, subject to the approval of the Acquired Fund’s shareholders, assuming due authorization, execution, and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)        The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m)        The information included in the proxy statement (the “Proxy Statement”) forming part of the Acquiring Fund’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)        Upon the effectiveness of the Registration Statement, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

(o)        All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p)        The prospectuses and statements of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

(q)        The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of the Financial Industry Regulatory Authority (“FINRA”), and Conduct Rules of the National Association of Securities Dealers, Inc. (the “NASD”), state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Trust have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r)        Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of the Acquired Fund have been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(s)        The Acquired Fund Tax Representation Certificate to be delivered by the Trust, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

(t)        The Acquired Fund will review its assets and prior to the Closing Date dispose of any portfolio holdings that are not compatible with the Acquiring Fund’s investment objective and policies; and

(u)        The Acquired Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Trust’s Board of Trustees.

4.2.        Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Company, on behalf of the Acquiring Fund, represents, warrants, and covenants to the Acquired Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)        The Acquiring Fund is a series of the Company. The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland. The Company has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Company and the Acquiring Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)        The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)        The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(d)        The Acquiring Fund’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(e)        The Registration Statement, the Proxy Statement, and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or before the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f)        The Company is not in violation of, and the execution, and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Articles or by-laws of the Company or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Company is a party or by which the Acquiring Fund or any of its assets is bound;

(g)        No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(h)        The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2009 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(i)        Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended March 31, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

(j)    (1)        For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

(2)    Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

(3)    The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

(4)    All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

(5)    The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

(6)     The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

(7)    The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(8)    The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in paragraph 4.2(h). All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(9)    The Acquiring Fund has delivered to Acquired Fund or made available to Acquired Fund complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

(10)    The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

(11)    The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund tax representation certificate to be delivered pursuant to paragraph 6.3 (the “Acquiring Fund Tax Representation Certificate”);

(12)    There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

(13)    The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund’s Tax books and records.

(k)        The authorized capital of the Acquiring Fund consists of an unlimited number of shares of capital stock, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of capital stock, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)        All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

(m)        The Company has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Company’s Board of Directors, and, assuming due authorization, execution, and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)        The information to be furnished in writing by the Company, on behalf of the Acquiring Fund, or the Adviser for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o)        No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(p)        The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Company with respect to the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of FINRA, the Conduct Rules of NASD, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, FINRA, or any state securities authorities by the Company have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(q)        Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(r)        The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

(s)        The Acquiring Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

5.	COVENANTS OF THE FUNDS

5.1.        The Acquired Fund will operate the Acquired Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2.        The Trust will call and hold a special meeting of the Acquired Fund’s shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3.        The Acquiring Fund will prepare the notice of meeting, form of proxy, and Registration Statement (collectively, “Proxy Materials”) to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4.        The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5.        The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

5.6.        Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

5.7.        The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

5.8.        Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9.        From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(C) of the Code and shall not take any position inconsistent with such treatment.

5.10.        From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11.         Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1.        All representations and warranties by the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.        The Company shall have delivered to the Trust on the Closing Date a certificate of the Company, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Trust shall reasonably request;

6.3.        The Company, on behalf of the Acquiring Fund, shall have delivered to the Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company and the Trust, concerning certain tax-related matters with respect to the Acquired Fund;

6.4.        The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1.        All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.        The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust’s Treasurer or Assistant Treasurer;

7.3.        The Trust shall have delivered to the Company on the Closing Date a certificate of the Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Company shall reasonably request;

7.4.        The Trust, on behalf of the Acquired Fund, shall have delivered to the Company and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company and the Trust, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5.        The Board of Trustees of the Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.	FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.        This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of the Trust’s Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2.        On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.        All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4.        The Acquiring Fund’s Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5.        The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Trust and the Company and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code.

8.6.        The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.	BROKERAGE FEES AND EXPENSES

9.1.        Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.        All of the expenses and costs of the Reorganization and the transactions contemplated thereby (including, but not limited to, the preparation of the proxy statement and solicitation expenses) shall be borne by the Funds on a pro rata basis based upon the aggregate assets of each Fund on [                ].

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Company and the Trust each agrees that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.	TERMINATION

11.1.        This Agreement may be terminated by the mutual agreement of the Company and the Trust. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a)        because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b)        because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met;

(c)        by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

(d)        by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

(e)        if the transactions contemplated by this Agreement shall not have occurred on or before [________ __, 20__]or such other date as the parties may mutually agree upon in writing.

11.2.        In the event of any such termination, there shall be no liability for damages on the part of the Company, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees/Directors or officers of the Trust or the Company, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 90 Hudson Street, Jersey City, NJ 07302-3973.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1.        The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the Company and the Trust shall not be binding upon any of their respective Directors/Trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Company’s Articles or the Trust’s Declaration of Trust, respectively. The execution, and delivery of this Agreement have been authorized by the trustees of the Company and of the Trust and this Agreement has been executed by authorized officers of the Company and the Trust, acting as such, and neither such authorization by such trustees nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Company’s Articles and the Trust’s Declaration of Trust, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:		LORD ABBETT MUNICIPAL INCOME FUND, INC.,
on behalf of its series,
Lord Abbett National Tax Free Income Fund

By:	____________________	By:	____________________
Name: Thomas R. Phillips		Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary		Title: Vice President and Secretary

Attest:		LORD ABBETT MUNICIPAL INCOME TRUST,
on behalf of its series,

By:	____________________	By:	____________________
Name: Thomas R. Phillips		Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary		Title: Vice President and Secretary

EXHIBIT B

FORM OF

AGREEMENT AND PLAN OF REDOMESTICATION

THIS AGREEMENT AND PLAN OF REDOMESTICATION (the “Agreement”) is made as of the          day of                     , 2010, by and between the Lord Abbett Municipal Income Fund, Inc., a Maryland corporation (the “Company”), on behalf of its series, the [                ], (the “Acquiring Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973, and the Lord Abbett Municipal Income Trust, a Delaware statutory trust (the “Trust”), on behalf of its series,                                     (the “Acquired Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

This Agreement is intended to be and is adopted as a plan of a “reorganization” as defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of [Class A and Class C] shares of capital stock of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the corresponding class of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Company and the Trust are each registered investment companies classified as management companies of the open-end type;

WHEREAS, the Acquiring Fund is authorized to issue shares of capital stock;

WHEREAS, the Board of Directors of the Company and the Board of Trustees of the Trust have determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders, respectively, and is not dilutive of the interests of those shareholders; and

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1.        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the corresponding Acquired Fund a number of full and fractional Acquiring Fund Shares of each class of the corresponding Acquiring Fund equal to the number of shares of the corresponding class of such Acquired Fund as of the time and date set forth in Article 2; and (ii) to assume all Assumed Liabilities of the corresponding Acquired Fund.

1.2.    (a)    The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Acquired Fund.

(b)    The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 7.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

1.3.        The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due before the Closing.

1.4.        On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the “Acquired Fund Shares”) held by such Acquired Fund Shareholder equal to the number of Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Company instructing the Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Company shall promptly provide the Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

1.6.        Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.        Any reporting responsibility of the Company with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Company.

2.	CLOSING AND CLOSING DATE

2.1.        The Closing Date shall be [______ __, 2010], or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Acquiring Fund, 90 Hudson Street, Jersey City, NJ 07302-3973, or at such other place as the parties may agree.

2.2.        Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the “Acquired Fund Custodian”) as record holder for the Acquired Fund shall be presented by the Acquired Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

2.3.        The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

2.4.        If on the Closing Date the New York Stock Exchange is closed to trading or trading thereon shall be restricted, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

2.5.        The Acquired Fund shall deliver, or cause its transfer agent to deliver, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder immediately before Closing, certified by the President or a Secretary of the Company and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Company’s records by such officers or one of the Company’s service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

3.	REPRESENTATIONS AND WARRANTIES

3.1.        Except as set forth on a disclosure schedule previously provided by the Acquired Fund to the Acquiring Fund, the Trust, on behalf of the Acquired Fund, represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)    The Acquired Fund is a series of the Trust. The Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)    The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)    The Trust is not in violation of, and the execution, and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Trust’s Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Trust to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

(d)    No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets. Neither the Company nor the Acquired Fund know of no facts that might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e)    The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

(f)    The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2009 have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Acquired Fund have been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g)    Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended March 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h)    (1)    For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. For any taxable year not yet completed as of the end of the day on the Closing Date, the Trust reasonably expects that the Acquiring Fund, as successor to the Acquired Fund, will be able to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will be eligible to compute its federal income tax under Section 852 of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

(2)    Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

(3)    The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below) that were due and payable or that were claimed to be due;

(4)    All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

(5)    The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

(6)    The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

(7)    The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(8)    The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in paragraph 4.8, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(9)    The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

(10)    The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

(11)    The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund tax representation certificate to be delivered pursuant to paragraph 6.4 (the “Acquired Fund Tax Representation Certificate”);

(12)    There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

(13)    The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund’s Tax books and records; and

(14)    For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i)    All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(j)    At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k)    The Trust has the trust power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees, and, subject to the approval of the Acquired Fund’s shareholders, assuming due authorization, execution, and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)    The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m)    The information included in the proxy statement (the “Proxy Statement”) forming part of the Acquiring Fund’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)    Upon the effectiveness of the Registration Statement, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

(o)    All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p)    The prospectuses and statements of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

(q)    The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of the Financial Industry Regulatory Authority (“FINRA”), the Conduct Rules of the National Association of Securities Dealers, Inc. (the “NASD”), state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Trust have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r)    Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of the Acquired Fund have been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(s)    The Acquired Fund Tax Representation Certificate to be delivered by the Trust, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 6.4 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

(t)    The Acquired Fund will review its assets and prior to the Closing Date dispose of any portfolio holdings that are not compatible with the Acquiring Fund’s investment objective and policies; and

(u)    The Acquired Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Trust’s Board of Trustees.

3.2.        Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Company, on behalf of the Acquiring Fund, represents, warrants, and covenants to the Acquired Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)    The Acquiring Fund is a series of the Company. The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland. The Company has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Company and the Acquiring Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)    The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)    The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(d)    The Acquiring Fund’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(e)    The Registration Statement, the Proxy Statement, and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or before the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 3.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f)    The Company is not in violation of, and the execution, and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Articles of Incorporation or By-laws of the Company or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Company is a party or by which the Acquiring Fund or any of its assets is bound;

(g)    No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(h)    The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2009 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(i)    Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended March 31, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

(j)     (1)    The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(2)    The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund tax representation certificate to be delivered pursuant to paragraph 5.3 (the “Acquiring Fund Tax Representation Certificate”);

(3)    The Acquiring Fund is a separate fund of the Company within the meaning of Section 851(g) of the Code.

(k)    The authorized capital of the Acquiring Fund consists of [                    ] shares of capital stock, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue [                ] shares of capital stock, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

(m)    The Company has the corporate power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Company’s Board of Directors, and, assuming due authorization, execution, and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)    The information to be furnished in writing by the Company, on behalf of the Acquiring Fund, or the Adviser for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o)    No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(p)    The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Company with respect to the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of FINRA, the Conduct Rules of the NASD, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, FINRA, or any state securities authorities by the Company have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(q)    Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(r)    For the taxable year that includes the Closing Date and for subsequent taxable periods, the Company reasonably expects that the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its federal income tax under Section 852 of the Code;

(s)    The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 5.3 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

(t)    The Acquiring Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

4.	COVENANTS OF THE FUNDS

4.1.        The Acquired Fund will operate the Acquired Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

4.2.        The Trust will call and hold a special meeting of the Acquired Fund’s shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

4.3.        The Acquiring Fund will prepare the notice of meeting, form of proxy, and Registration Statement (collectively, “Proxy Materials”) to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

4.4.        The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

4.5.        The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

4.6.        Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

4.7.        The Company shall have succeeded to the registration statement of the Trust on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) and such amendment or amendments thereto as are determined by the Board of Directors of the Company to be necessary and appropriate to effect the registration of the Acquiring Fund Shares (the “Post-Effective Amendment”), shall have been filed with the Commission and the Post-Effective Amendment shall have become effective, and no stop-order suspending the effectiveness of the Post-Effective Amendment shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

4.8.        The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund (“Statement of Assets and Liabilities”) as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

4.9.        Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

4.10.        From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code and shall not take any position inconsistent with such treatment.

4.11.        From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

4.12.        The Acquired Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

5.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

5.1.        All representations and warranties by the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

5.2.        The Company shall have delivered to the Trust on the Closing Date a certificate of the Company, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Company made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Trust shall reasonably request;

5.3.        The Company, on behalf of the Acquiring Fund, shall have delivered to the Company and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Trust and the Company, concerning certain tax-related matters with respect to the Acquired Fund; and

5.4.        The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

6.1.        All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.        The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 4.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust’s Treasurer or Assistant Treasurer;

6.3.        The Trust shall have delivered to the Company on the Closing Date a certificate of the Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Company shall reasonably request;

6.4.        The Trust, on behalf of the Acquired Fund, shall have delivered to the Company and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company and the Trust, concerning certain tax-related matters with respect to the Acquired Fund; and

6.5.        The Board of Trustees of the Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.	FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1.        This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of the Trust’s Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

7.2.        On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

7.3.        All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

7.4.        The Acquiring Fund’s Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

7.5.        The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Company and the Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code.

7.6        [This clause only to be used with the Georgia Tax Free Trust and Pennsylvania Tax Free Trust] The Agreement and Plan of Reorganization, dated as of [                ] between the Company, on behalf of its series, the National Tax Free Fund, and the Trust, on behalf of its series, the Acquired Fund, that provides for the transfer to the National Tax Free Fund of all of the assets of the Acquired Fund in exchange for the shares of and the assumption by the National Tax Free Fund of all of the liabilities of the Acquired Fund, shall not have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of the Trust’s Declaration and By-Laws.

8.	BROKERAGE FEES AND EXPENSES

8.1.        Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2.        All of the expenses and costs of the Reorganization and the transactions contemplated thereby (including, but not limited to, the preparation of the proxy statement and solicitation expenses) shall be borne by the Funds on a pro rata basis based upon the aggregate assets of each Fund on [                ].

9.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1.        The Company and the Trust each agrees that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

9.2.        The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

10.	TERMINATION

10.1.        This Agreement may be terminated by the mutual agreement of the Company and the Trust. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a)    because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b)    because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met;

(c)    by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

(d)    by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

(e)    if the transactions contemplated by this Agreement shall not have occurred on or before [________ __, 20__] or such other date as the parties may mutually agree upon in writing.

10.2.        In the event of any such termination, there shall be no liability for damages on the part of the Company, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees/Directors or officers of the Trust or the Company, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

11.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the Trust pursuant to Paragraph 4.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

12.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 90 Hudson Street, Jersey City, NJ 07302-3973.

13.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

13.1.        The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.        This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5.        It is expressly agreed that the obligations of the Company and the Trust shall not be binding upon any of their respective Directors/Trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Company’s Articles or the Trust’s Declaration of Trust, respectively. The execution, and delivery of this Agreement have been authorized by the Directors/Trustees of the Company and of the Trust and this Agreement has been executed by authorized officers of the Company and the Trust, acting as such, and neither such authorization by such Directors/Trustees nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Company’s Articles and the Trust’s Declaration of Trust, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	LORD ABBETT MUNICIPAL INCOME TRUST,
on behalf of its series,

By:	By:
Name: Thomas R. Phillips	Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary	Title: Vice President and Secretary

Attest:	LORD ABBETT MUNICIPAL INCOME FUND, INC.,
on behalf of its series,

By:	By:
Name: Thomas R. Phillips	Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary	Title: Vice President and Secretary

YOU MAY VOTE IN ANY ONE OF FOUR WAYS:
(1) VIA THE INTERNET (2) BY TELEPHONE (3) BY MAIL USING THIS PROXY CARD (4) IN PERSON AT THE MEETING
We encourage you to vote by Internet or telephone. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting. By voting promptly, you can help the Fund avoid the expense of additional follow-up mailings and solicitations.
YOUR VOTE IS IMPORTANT. PLEASE VOTE TODAY!
	VOTING ON THE INTERNET • Read the Combined Prospectus/Proxy Statement and have this proxy card at hand. • Log on to www.proxyweb.com • Follow the on-screen instructions.	VOTING BY TELEPHONE • Read the Combined Prospectus/Proxy Statement and have this proxy card at hand. • Call toll-free 1-888-221-0697 • Follow the recorded instructions.

VOTING BY MAIL

•    Read the Combined Prospectus/Proxy Statement.

•    Check the appropriate box on this proxy card.

•    Sign, date and return this proxy card.

•    Mail completed proxy card to: Proxy Services, Lord Abbett Municipal Income Fund, P.O. Box 9180, Farmingdale, NY 11735-9850

FUND NAME PRINTS HERE

If you vote by Telephone or Internet, please do not mail your proxy card.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF LORD ABBETT MUNICIPAL INCOME FUND, INC.

The undersigned hereby appoints ROBERT S. DOW, LAWRENCE H. KAPLAN and THOMAS R. PHILLIPS and each of them as proxies, with full power of substitution, to vote (according to the number of votes which the undersigned would be entitled to cast if then personally present) at a meeting of the shareholders of the above-referenced Fund scheduled to be held on [                    ], including all adjournments thereof, as specified on the reverse, and in their discretion upon such other business as may properly be brought before the meeting.

i Date , 2010

For information as to the voting of shares registered in more than one name, see page [ ] of the Combined Prospectus/Proxy Statement.

Signature(s) (and Title(s), if applicable)        (Please sign in box)

When signing the proxy as attorney, executor, administrator, trustee, or guardian, please indicate the capacity in which you are acting. Only authorized officers should sign for corporations.

i	i LA MIF 1 - DH

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Combined Prospectus/ Proxy Statement is available at www.proxyweb.com.

i	Please fill in box as shown using black or blue ink or number 2 pencil. Ä i PLEASE DO NOT USE FINE POINT PENS.

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AT THE MEETING AND WILL BE VOTED IN ACCORDANCE WITH ANY SPECIFICATION MADE; IF NO SPECIFICATION IS MADE, SUCH SHARES WILL BE VOTED FOR THE PROPOSAL BELOW AND FOR ANY OTHER MATTERS AS DEEMED APPROPRIATE.

PROPOSAL:	FOR	AGAINST	ABSTAIN

(1)       To approve an Agreement and Plan of Reorganization between the Fund and Lord Abbett National Tax-Free Fund (the “National Fund”) providing for: (a) the transfer of all of the assets of the Fund to the National Fund in exchange for shares of the corresponding class of the National Fund and the assumption by the National Fund of all of the liabilities of the Fund; (b) the distribution of such shares to the shareholders of the Fund; and (c) the termination of the Fund.

	¡	¡	¡

IN THEIR DISCRETION THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED TO THE MEETING OR ANY ADJOURNMENTS, POSTPONEMENTS, CONTINUATIONS OR RESCHEDULINGS THEREOF.

PLEASE COMPLETE, SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

i	LA MIF 1 - DH i

YOU MAY VOTE IN ANY ONE OF FOUR WAYS:
(1) VIA THE INTERNET (2) BY TELEPHONE (3) BY MAIL USING THIS PROXY CARD (4) IN PERSON AT THE MEETING
We encourage you to vote by Internet or telephone. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting. By voting promptly, you can help the Fund avoid the expense of additional follow-up mailings and solicitations.
YOUR VOTE IS IMPORTANT. PLEASE VOTE TODAY!
	VOTING ON THE INTERNET • Read the Combined Prospectus/Proxy Statement and have this proxy card at hand. • Log on to www.proxyweb.com • Follow the on-screen instructions.	VOTING BY TELEPHONE • Read the Combined Prospectus/Proxy Statement and have this proxy card at hand. • Call toll-free 1-888-221-0697 • Follow the recorded instructions.

VOTING BY MAIL

•   Read the Combined Prospectus/Proxy Statement.

•   Check the appropriate box on this proxy card.

•   Sign, date and return this proxy card.

•   Mail completed proxy card to: Proxy Services, Lord Abbett Municipal Income Trust, P.O. Box 9180, Farmingdale, NY 11735-9850

FUND NAME PRINTS HERE

If you vote by Telephone or Internet, please do not mail your proxy card.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF LORD ABBETT MUNICIPAL INCOME TRUST

The undersigned hereby appoints ROBERT S. DOW, LAWRENCE H. KAPLAN and THOMAS R. PHILLIPS and each of them as proxies, with full power of substitution, to vote (according to the number of votes which the undersigned would be entitled to cast if then personally present) at a meeting of the shareholders of the above-referenced Fund scheduled to be held on [                    ], including all adjournments thereof, as specified on the reverse, and in their discretion upon such other business as may properly be brought before the meeting.

i Date , 2010

For information as to the voting of shares registered in more than one name, see page [ ] of the Combined Prospectus/Proxy Statement.

Signature(s) (and Title(s), if applicable)        (Please sign in box)

When signing the proxy as attorney, executor, administrator, trustee, or guardian, please indicate the capacity in which you are acting. Only authorized officers should sign for corporations.

i	i LA MIT 2 - DH

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Combined Prospectus/ Proxy Statement is available at www.proxyweb.com.

i	Please fill in box as shown using black or blue ink or number 2 pencil. Ä i PLEASE DO NOT USE FINE POINT PENS.

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AT THE MEETING AND WILL BE VOTED IN ACCORDANCE WITH ANY SPECIFICATION MADE; IF NO SPECIFICATION IS MADE, SUCH SHARES WILL BE VOTED FOR EACH PROPOSAL BELOW AND FOR ANY OTHER MATTERS AS DEEMED APPROPRIATE.

PROPOSAL:	FOR	AGAINST	ABSTAIN

(1)       To approve an Agreement and Plan of Reorganization between the Fund and Lord Abbett National Tax-Free Fund (the “National Fund”) providing for: (a) the transfer of all of the assets of the Fund to the National Fund in exchange for shares of the corresponding class of the National Fund and the assumption by the National Fund of all of the liabilities of the Fund; (b) the distribution of such shares to the shareholders of the Fund; and (c) the termination of the Fund.

	¡	¡	¡

(2)       To approve an Agreement and Plan of Redomestication providing for the reorganization of the Fund into a newly organized corresponding series of Lord Abbett Municipal Income Fund, Inc. with the same name, investment parameters, fees and expenses, and other attributes.

	¡	¡	¡

IN THEIR DISCRETION THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED TO THE MEETING OR ANY ADJOURNMENTS, POSTPONEMENTS, CONTINUATIONS OR RESCHEDULINGS THEREOF.

PLEASE COMPLETE, SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

i	LA MIT 2 - DH i

YOU MAY VOTE IN ANY ONE OF FOUR WAYS:
(1) VIA THE INTERNET (2) BY TELEPHONE (3) BY MAIL USING THIS PROXY CARD (4) IN PERSON AT THE MEETING
We encourage you to vote by Internet or telephone. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting. By voting promptly, you can help the Fund avoid the expense of additional follow-up mailings and solicitations.
YOUR VOTE IS IMPORTANT. PLEASE VOTE TODAY!
	VOTING ON THE INTERNET • Read the Combined Prospectus/Proxy Statement and have this proxy card at hand. • Log on to www.proxyweb.com • Follow the on-screen instructions.	VOTING BY TELEPHONE • Read the Combined Prospectus/Proxy Statement and have this proxy card at hand. • Call toll-free 1-888-221-0697 • Follow the recorded instructions.

VOTING BY MAIL

•   Read the Combined Prospectus/Proxy Statement.

•   Check the appropriate box on this proxy card.

•   Sign, date and return this proxy card.

•   Mail completed proxy card to: Proxy Services, Lord Abbett Municipal Income Trust, P.O. Box 9180, Farmingdale, NY 11735-9850

FUND NAME PRINTS HERE

If you vote by Telephone or Internet, please do not mail your proxy card.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF LORD ABBETT MUNICIPAL INCOME TRUST

The undersigned hereby appoints ROBERT S. DOW, LAWRENCE H. KAPLAN and THOMAS R. PHILLIPS and each of them as proxies, with full power of substitution, to vote (according to the number of votes which the undersigned would be entitled to cast if then personally present) at a meeting of the shareholders of the above-referenced Fund scheduled to be held on [                    ], including all adjournments thereof, as specified on the reverse, and in their discretion upon such other business as may properly be brought before the meeting.

i Date , 2010

For information as to the voting of shares registered in more than one name, see page [ ] of the Combined Prospectus/Proxy Statement.

Signature(s) (and Title(s), if applicable)        (Please sign in box)

When signing the proxy as attorney, executor, administrator, trustee, or guardian, please indicate the capacity in which you are acting. Only authorized officers should sign for corporations.

i	i LA MIT 3 - DH

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Combined Prospectus/ Proxy Statement is available at www.proxyweb.com.

i	Please fill in box as shown using black or blue ink or number 2 pencil. Ä i PLEASE DO NOT USE FINE POINT PENS.

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AT THE MEETING AND WILL BE VOTED IN ACCORDANCE WITH ANY SPECIFICATION MADE; IF NO SPECIFICATION IS MADE, SUCH SHARES WILL BE VOTED FOR THE PROPOSAL BELOW AND FOR ANY OTHER MATTERS AS DEEMED APPROPRIATE.

PROPOSAL:	FOR	AGAINST	ABSTAIN

(1)       To approve an Agreement and Plan of Redomestication providing for the reorganization of the Fund into a newly organized corresponding series of Lord Abbett Municipal Income Fund, Inc. with the same name, investment parameters, fees and expenses, and other attributes.

	¡	¡	¡

IN THEIR DISCRETION THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED TO THE MEETING OR ANY ADJOURNMENTS, POSTPONEMENTS, CONTINUATIONS OR RESCHEDULINGS THEREOF.

PLEASE COMPLETE, SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

i	LA MIT 3 - DH i

STATEMENT OF ADDITIONAL INFORMATION DATED [            ], 2010

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

Lord Abbett Municipal Income Trust

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

888-522-2388

This Statement of Additional Information (“SAI”) relates specifically to: (1) the proposed transfer of the assets of each of Lord Abbett Connecticut Tax Free Fund (the “Connecticut Tax Free Fund”), a series of Lord Abbett Municipal Income Fund, Inc. (the “Company”), Lord Abbett Georgia Tax Free Trust (the “Georgia Tax Free Trust”), a series of Lord Abbett Municipal Income Trust (the “Trust”), Lord Abbett Hawaii Tax Free Fund (the “Hawaii Tax Free Fund”), a series of the Company, Lord Abbett Missouri Tax Free Fund (the “Missouri Tax Free Fund”), a series of the Company, and Lord Abbett Pennsylvania Tax Free Trust (the “Pennsylvania Tax Free Trust” and collectively with Connecticut Tax Free Fund, Georgia Tax Free Trust, Hawaii Tax Free Fund, and Missouri Tax Free Fund, the “Acquired Funds”), a series of the Company, to Lord Abbett National Tax Free Fund (the “National Tax Free Fund” or the “Acquiring Fund”), a series of the Company, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds; and (2) the reorganization of each of Georgia Tax Free Trust, Lord Abbett High Yield Municipal Bond Fund (the “High Yield Municipal Bond Fund”), Lord Abbett Intermediate Tax Free Fund (the “Intermediate Tax Free Fund”), Pennsylvania Tax Free Trust, and Lord Abbett Short Duration Tax Free Fund (the “Short Duration Tax Free Fund” and collectively with Georgia Tax Free Trust, High Yield Municipal Bond Fund, Intermediate Tax Free Fund, and Pennsylvania Tax Free Trust, the “Delaware Funds”), all series of the Trust, into a corresponding series of the Company to be organized under Maryland law with the same name, investment parameters, fees and expenses, and other attributes (each, a “Maryland Fund” and collectively, the “Maryland Funds”) (each, a “Redomestication” and collectively, the “Redomestications”). This SAI consists of: (a) this cover page; (b) the following documents, each of which accompanies this SAI and is incorporated herein by reference:

1.	Statement of Additional Information of the Acquired Funds and the Acquiring Fund dated February 1, 2010.

2.	Semi-annual Reports to Shareholders of the Acquired Funds and the Acquiring Fund for the six-month period ended March 31, 2010.

3.	The financial statements from the Acquired Funds’ and the Acquiring Fund’s 2009 Annual Report to Shareholders, audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are so incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

1

This SAI is not a prospectus. A Combined Prospectus/Proxy Statement dated as of the date hereof relating to these matters may be obtained without charge by calling or writing the Acquired Funds at the telephone number or address set forth above. This SAI should be read in conjunction with such Combined Prospectus/Proxy Statement.

2

PRO FORMA COMBINED FINANCIAL STATEMENTS

The following pages include the pro forma combined financial statements and related notes showing the effect of the proposed acquisition of each of Connecticut Tax Free Fund, Georgia Tax Free Trust, Hawaii Tax Free Fund, Missouri Tax Free Fund, and Pennsylvania Tax Free Trust by National Tax Free Fund.

Pro Forma Combined Schedule of Investments (unaudited)

March 31, 2010

			Credit	% of Net Assets National Tax Free	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
MUNICIPAL BONDS
Corporate-Backed
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-		$-	$-	$-	$-
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		2,500	2,543,975	-	-
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		1,500	1,596,735	-	-
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		4,000	4,183,640	-	-
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-(a)		980	873,641	-	-
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		6,800	4,556,204	-	-
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		750	578,843	-	-
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		5,730	5,029,393	-	-
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-		2,000	1,967,800	-	-
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba3		-	-	-	-
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%	3/1/2044	BBB+		3,500	3,400,355	-	-
Cass Cnty TX Indl Dev Corp Intl Paper Co Pj Ser A AMT	6.00%	9/1/2025	BBB		1,000	1,001,260	-	-
Clark Cnty NV Indl Dev Rev S W Gas Corp Ser C AMT (AMBAC)	5.95%	12/1/2038	A		3,320	3,301,607	-	-
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+		3,000	2,986,950	-	-
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B-		1,000	758,950	-	-
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	438,820	-	-
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB		-	-	-	-
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,000	858,120	-	-
HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B		-	-	-	-
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2021	B3		3,000	2,955,600	-	-
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	387,392	-	-
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	1,284,200	-	-
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB		5,000	5,163,850	-	-
Lee Cnty FL Indl Dev Auth Bonita Springs Utils Pj AMT (AMBAC)	5.125%	11/1/2019	A+		750	756,660	-	-
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		1,505	1,553,130	-	-
MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		-	-	-	-
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	BBB		-	-	-	-
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A		-	-	1,500	1,574,040
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-		2,000	2,064,480	-	-
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,745	1,522,565	-	-
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		1,000	786,560	-	-
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+		5,900	4,989,630	-	-
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	2,187,372	-	-
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		2,325	2,521,579	-	-
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	816,893	-	-
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		1,500	1,387,365	-	-
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		2,000	2,201,720	-	-
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		400	404,668	-	-
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	1,278,675	-	-
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		1,000	894,630	-	-
Sabine River Auth TX Pollutn Ctrl TXU Elec Ser C Rmkt	5.20%	5/1/2028	CCC		3,000	1,595,340	-	-
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	BBB		-	-	-	-
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		2,500	2,572,350	-	-
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB		1,000	978,240	-	-
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB		1,000	854,970	-	-
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		500	469,195	-	-
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB		-	-	900	889,551
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+		5,000	4,643,900	-	-
St. Louis MO Indl Dev Auth Anheuser Busch Pj AMT	4.875%	3/1/2032	BBB+		-	-	-	-
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+		2,000	1,887,160	-	-
Texas City TX Indl Dev Corp Arco Pipe Line Co Pj	7.375%	10/1/2020	Aa1		5,500	6,753,230	-	-
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		2,500	2,238,925	2,000	1,791,140
WA Tob Sttlmnt Auth Asset Bkd	6.50%	6/1/2026	BBB		355	364,187	-	-
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB		2,250	2,033,370	-	-
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,587,050	-	-
Total				6.58%		96,211,179		4,254,731
Education
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2		-	-	-	-
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2		-	-	-	-
Americus-Sumter GA Payroll Dev Auth GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2		-	-	-	-
Athens GA Hsg Auth Student Hsg Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2		-	-	-	-
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Athletic Assoc Pj	0.31%#	8/1/2033	A+(a)		-	-	-	-
See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
MUNICIPAL BONDS
Corporate-Backed
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-		$1,035	$1,032,537	$-	$-
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		-	-	-	-
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		-	-	-	-
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		-	-	-	-
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-(a)		-	-	-	-
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		-	-	-	-
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		-	-	-	-
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		-	-	-	-
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-		-	-	-	-
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba3		1,000	916,820	-	-
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%	3/1/2044	BBB+		1,000	971,530	-	-
Cass Cnty TX Indl Dev Corp Intl Paper Co Pj Ser A AMT	6.00%	9/1/2025	BBB		-	-	-	-
Clark Cnty NV Indl Dev Rev S W Gas Corp Ser C AMT (AMBAC)	5.95%	12/1/2038	A		-	-	-	-
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+		-	-	-	-
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B-		-	-	-	-
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	-BBB		-	-	-	-
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB		1,500	1,517,205	-	-
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		-	-	-	-
HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B		-	-	1,000	966,140
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2021	B3		-	-	-	-
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		-	-	-	-
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		-	-	-	-
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB		-	-	-	-
Lee Cnty FL Indl Dev Auth Bonita Springs Utils Pj AMT (AMBAC)	5.125%	11/1/2019	A+		-	-	-	-
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		-	-	-	-
MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		-	-	-	-
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	BBB		-	-	-	-
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A		-	-	-	-
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-		-	-	-	-
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		-	-	-	-
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		-	-	-	-
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+		-	-	-	-
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		-	-	-	-
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		-	-	-	-
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		-	-	-	-
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		-	-	-	-
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		-	-	-	-
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		-	-	-	-
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,000	852,450	-	-
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		-	-	-	-
Sabine River Auth TX Pollutn Ctrl TXU Elec Ser C Rmkt	5.20%	5/1/2028	CCC		-	-	-	-
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	BBB		1,000	1,008,890	-	-
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		-	-	-	-
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB		-	-	-	-
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB		-	-	-	-
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		-	-	-	-
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB		-	-	-	-
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+		-	-	-	-
St. Louis MO Indl Dev Auth Anheuser Busch Pj AMT	4.875%	3/1/2032	BBB+		-	-	-	-
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+		-	-	-	-
Texas City TX Indl Dev Corp Arco Pipe Line Co Pj	7.375%	10/1/2020	Aa1		-	-	-	-
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		2,000	1,791,140	2,250	2,015,033
WA Tob Sttlmnt Auth Asset Bkd	6.50%	6/1/2026	BBB		-	-	-	-
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB		-	-	-	-
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		-	-	-	-
Total				6.58%		8,090,572		2,981,173
Education
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2		-	-	-	-
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2		-	-	-	-
Americus-Sumter GA Payroll Dev Auth GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2		1,980	1,974,139	-	-
Athens GA Hsg Auth Student Hsg Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2		2,000	2,013,680	-	-
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Athletic Assoc Pj	0.31%#	8/1/2033	A+(a)		1,250	1,250,000	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
MUNICIPAL BONDS
Corporate-Backed
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-		$-	$-	$-	$-	$1,035	$1,032,537
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		-	-	-	-	2,500	2,543,975
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		-	-	-	-	1,500	1,596,735
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		-	-	1,000	1,045,910	5,000	5,229,550
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-(a)		-	-	-	-	980	873,641
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		-	-	-	-	6,800	4,556,204
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		-	-	-	-	750	578,843
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		-	-	-	-	5,730	5,029,393
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-		-	-	-	-	2,000	1,967,800
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba3		-	-	-	-	1,000	916,820
Cartersville GA Dev Auth Swr & Wst Wtr Facs Anheuser-Busch Pj AMT	5.50%	3/1/2044	BBB+		-	-	-	-	4,500	4,371,885
Cass Cnty TX Indl Dev Corp Intl Paper Co Pj Ser A AMT	6.00%	9/1/2025	BBB		-	-	-	-	1,000	1,001,260
Clark Cnty NV Indl Dev Rev S W Gas Corp Ser C AMT (AMBAC)	5.95%	12/1/2038	A		-	-	-	-	3,320	3,301,607
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+		-	-	-	-	3,000	2,986,950
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B-		-	-	-	-	1,000	758,950
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		-	-	-	-	500	438,820
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB		-	-	-	-	1,500	1,517,205
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		-	-	-	-	1,000	858,120
HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B		-	-	-	-	1,000	966,140
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2021	B3		-	-	-	-	3,000	2,955,600
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		-	-	-	-	1,550	387,392
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		-	-	-	-	2,000	1,284,200
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB		-	-	-	-	5,000	5,163,850
Lee Cnty FL Indl Dev Auth Bonita Springs Utils Pj AMT (AMBAC)	5.125%	11/1/2019	A+		-	-	-	-	750	756,660
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		-	-	-	-	1,505	1,553,130
MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		1,150	1,175,070	-	-	1,150	1,175,070
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	BBB		1,500	1,587,675	-	-	1,500	1,587,675
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A		-	-	-	-	1,500	1,574,040
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-		-	-	-	-	2,000	2,064,480
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		-	-	-	-	1,745	1,522,565
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		-	-	-	-	1,000	786,560
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	BB+		-	-	-	-	5,900	4,989,630
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		-	-	-	-	2,200	2,187,372
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		-	-	-	-	2,325	2,521,579
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		-	-	-	-	1,215	816,893
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		-	-	-	-	1,500	1,387,365
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		-	-	-	-	2,000	2,201,720
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		-	-	-	-	400	404,668
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		-	-	-	-	2,500	2,131,125
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		-	-	-	-	1,000	894,630
Sabine River Auth TX Pollutn Ctrl TXU Elec Ser C Rmkt	5.20%	5/1/2028	CCC		-	-	-	-	3,000	1,595,340
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	BBB		-	-	-	-	1,000	1,008,890
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		-	-	-	-	2,500	2,572,350
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB		-	-	-	-	1,000	978,240
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB		-	-	-	-	1,000	854,970
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		-	-	-	-	500	469,195
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB		-	-	-	-	900	889,551
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+		-	-	-	-	5,000	4,643,900
St. Louis MO Indl Dev Auth Anheuser Busch Pj AMT	4.875%	3/1/2032	BBB+		1,000	922,130	-	-	1,000	922,130
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+		-	-	-	-	2,000	1,887,160
Texas City TX Indl Dev Corp Arco Pipe Line Co Pj	7.375%	10/1/2020	Aa1		-	-	-	-	5,500	6,753,230
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,500	1,343,355	-	-	10,250	9,179,593
WA Tob Sttlmnt Auth Asset Bkd	6.50%	6/1/2026	BBB		-	-	-	-	355	364,187
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB		-	-	-	-	2,250	2,033,370
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		-	-	-	-	5,000	4,587,050
Total				6.58%		5,028,230		1,045,910		117,611,795
Education
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2		-	-	1,515	1,543,649	1,515	1,543,649
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2		-	-	1,000	1,005,140	1,000	1,005,140
Americus-Sumter GA Payroll Dev Auth GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2		-	-	-	-	1,980	1,974,139
Athens GA Hsg Auth Student Hsg Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2		-	-	-	-	2,000	2,013,680
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Athletic Assoc Pj	0.31%#	8/1/2033	A+(a)		-	-	-	-	1,250	1,250,000

See Notes to Pro Forma Combined Financial Statements.

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
Investments					Principal Amount (000)	Value	Principal Amount (000)	Value
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2		$-	$-	$-	$-
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2		-	-	-	-
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	A1		-	-	-	-
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	A1		-	-	-	-
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,508,675	-	-
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3		-	-	-	-
Bulloch Cnty GA Dev Auth GA Sthn Univ Pj (AMBAC)	5.00%	8/1/2021	A1		-	-	-	-
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		1,000	863,970	-	-
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,032,200	-	-
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2		5,000	5,402,300	-	-
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		2,500	2,594,425	-	-
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2		-	-	-	-
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR		1,500	760,155	-	-
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3		-	-	800	815,824
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3		-	-	1,880	1,771,355
CT St Hlth & Edl Facs Auth (RADIAN)	5.35%	7/1/2031	NR		-	-	695	631,797
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR		-	-	100	87,587
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	NR		-	-	100	88,262
CT St Hlth & Edl Facs Auth CT College Ser G (NPFGC)	4.50%	7/1/2037	A		-	-	620	607,464
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-		-	-	450	462,505
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2026	A-		-	-	2,000	2,055,580
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		-	-	2,000	2,033,600
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2		-	-	95	98,444
CT St Hlth & Edl Facs Auth Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2		-	-	1,250	1,273,775
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A-		-	-	1,015	1,026,845
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A		-	-	3,000	3,078,510
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A		-	-	1,000	1,026,170
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR		-	-	465	436,788
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR		-	-	700	621,985
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AAA		-	-	1,500	1,578,105
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AAA		-	-	4,050	4,260,883
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AAA		-	-	4,610	4,850,043
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1		-	-	1,000	964,650
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-		-	-	2,900	2,746,880
CT St Hlth & Edl Facs Auth Yale Univ Ser Z-1	5.00%	7/1/2042	AAA		-	-	1,000	1,040,640
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2017	AA		-	-	-	-
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA		-	-	-	-
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+		-	-	-	-
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A1		-	-	-	-
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR		450	407,610	-	-
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		2,075	2,345,414	-	-
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	NR		-	-	-	-
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+		-	-	-	-
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		-	-	-	-
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2		-	-	-	-
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		-	-	-	-
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-		1,840	1,404,086	-	-
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+		1,150	1,238,861	-	-
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		3,000	2,631,120	-	-
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR		-	-	-	-
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR		-	-	-	-
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR		-	-	-	-
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR		-	-	-	-
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-		1,070	753,622	-	-
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2		1,000	1,082,470	-	-
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,683,812	-	-
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	4,678,529	-	-
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	766,125	-	-
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,283,050	-	-
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		2,500	1,961,225	-	-
Lehigh Cnty PA Gen Purp Auth Desales Univ Pj (RADIAN)	5.125%	12/15/2023	NR		-	-	-	-
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AAA		-	-	-	-
Lincoln Univ MO Aux Sys (AG)	5.125%	6/1/2037	AAA		-	-	-	-
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2		2,500	2,404,850	-	-
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	4,637,200	-	-
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2020	AAA		2,000	2,319,360	-	-
Marietta GA Dev Auth Rev Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2		$2,500	$2,589,900	$-	$-
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2		2,000	2,091,340	-	-
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	A1		3,080	3,044,087	-	-
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	A1		2,000	2,054,320	-	-
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		-	-	-	-
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3		2,465	2,647,016	-	-
Bulloch Cnty GA Dev Auth GA Sthn Univ Pj (AMBAC)	5.00%	8/1/2021	A1		400	411,348	-	-
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		-	-	-	-
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		-	-	-	-
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2		-	-	-	-
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		-	-	-	-
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2		1,175	1,210,532	-	-
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR		-	-	-	-
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3		-	-	-	-
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3		-	-	-	-
CT St Hlth & Edl Facs Auth (RADIAN)	5.35%	7/1/2031	NR		-	-	-	-
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR		-	-	-	-
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	NR		-	-	-	-
CT St Hlth & Edl Facs Auth CT College Ser G (NPFGC)	4.50%	7/1/2037	A		-	-	-	-
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-		-	-	-	-
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2026	A-		-	-	-	-
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		-	-	-	-
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2		-	-	-	-
CT St Hlth & Edl Facs Auth Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2		-	-	-	-
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A-		-	-	-	-
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A		-	-	-	-
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A		-	-	-	-
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR		-	-	-	-
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR		-	-	-	-
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AAA		-	-	-	-
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AAA		-	-	-	-
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AAA		-	-	-	-
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1		-	-	-	-
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-		-	-	-	-
CT St Hlth & Edl Facs Auth Yale Univ Ser Z-1	5.00%	7/1/2042	AAA		-	-	-	-
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2017	AA		-	-	-	-
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA		-	-	-	-
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+		1,000	1,002,930	-	-
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A1		-	-	-	-
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR		-	-	-	-
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		-	-	-	-
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	NR		1,000	1,035,320	-	-
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+		1,000	1,079,660	-	-
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		750	777,870	-	-
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2		1,000	1,036,700	-	-
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,412,226	-	-
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-		-	-	-	-
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+		-	-	-	-
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		-	-	-	-
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR		-	-	1,000	894,780
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR		-	-	150	146,477
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR		-	-	1,000	908,310
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR		-	-	1,000	997,760
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-		-	-	-	-
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2		-	-	-	-
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		-	-	-	-
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		-	-	-	-
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		-	-	-	-
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		-	-	-	-
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		-	-	-	-
Lehigh Cnty PA Gen Purp Auth Desales Univ Pj (RADIAN)	5.125%	12/15/2023	NR		-	-	-	-
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AAA		-	-	-	-
Lincoln Univ MO Aux Sys (AG)	5.125%	6/1/2037	AAA		-	-	-	-
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2		-	-	-	-
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		-	-	-	-
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2020	AAA		-	-	-	-
Marietta GA Dev Auth Rev Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		1,000	1,007,940	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2		$-	$-	$-	$-	$2,500	$2,589,900
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2		-	-	-	-	2,000	2,091,340
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	A1		-	-	-	-	3,080	3,044,087
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	A1		-	-	-	-	2,000	2,054,320
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		-	-	-	-	2,500	2,508,675
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3		-	-	-	-	2,465	2,647,016
Bulloch Cnty GA Dev Auth GA Sthn Univ Pj (AMBAC)	5.00%	8/1/2021	A1		-	-	-	-	400	411,348
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		-	-	-	-	1,000	863,970
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		-	-	-	-	1,000	1,032,200
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2		-	-	-	-	5,000	5,402,300
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		-	-	-	-	2,500	2,594,425
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2		-	-	-	-	1,175	1,210,532
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR		-	-	-	-	1,500	760,155
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3		-	-	-	-	800	815,824
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3		-	-	-	-	1,880	1,771,355
CT St Hlth & Edl Facs Auth (RADIAN)	5.35%	7/1/2031	NR		-	-	-	-	695	631,797
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR		-	-	-	-	100	87,587
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	NR		-	-	-	-	100	88,262
CT St Hlth & Edl Facs Auth CT College Ser G (NPFGC)	4.50%	7/1/2037	A		-	-	-	-	620	607,464
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-		-	-	-	-	450	462,505
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2026	A-		-	-	-	-	2,000	2,055,580
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		-	-	-	-	2,000	2,033,600
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2		-	-	-	-	95	98,444
CT St Hlth & Edl Facs Auth Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2		-	-	-	-	1,250	1,273,775
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A-		-	-	-	-	1,015	1,026,845
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A		-	-	-	-	3,000	3,078,510
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A		-	-	-	-	1,000	1,026,170
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR		-	-	-	-	465	436,788
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR		-	-	-	-	700	621,985
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AAA		-	-	-	-	1,500	1,578,105
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AAA		-	-	-	-	4,050	4,260,883
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AAA		-	-	-	-	4,610	4,850,043
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1		-	-	-	-	1,000	964,650
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-		-	-	-	-	2,900	2,746,880
CT St Hlth & Edl Facs Auth Yale Univ Ser Z-1	5.00%	7/1/2042	AAA		-	-	-	-	1,000	1,040,640
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2017	AA		400	453,804	-	-	400	453,804
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA		2,000	2,179,880	-	-	2,000	2,179,880
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+		-	-	-	-	1,000	1,002,930
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A1		-	-	2,015	2,118,853	2,015	2,118,853
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR		-	-	-	-	450	407,610
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		-	-	-	-	2,075	2,345,414
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	NR		-	-	-	-	1,000	1,035,320
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+		-	-	-	-	1,000	1,079,660
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		-	-	-	-	750	777,870
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2		-	-	-	-	1,000	1,036,700
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		-	-	-	-	1,340	1,412,226
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-		-	-	-	-	1,840	1,404,086
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+		-	-	-	-	1,150	1,238,861
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		-	-	1,000	877,040	4,000	3,508,160
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR		-	-	-	-	1,000	894,780
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR		-	-	-	-	150	146,477
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR		-	-	-	-	1,000	908,310
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR		-	-	-	-	1,000	997,760
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-		-	-	-	-	1,070	753,622
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2		-	-	-	-	1,000	1,082,470
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		-	-	-	-	2,500	2,683,812
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		-	-	-	-	4,300	4,678,529
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		-	-	-	-	750	766,125
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		-	-	-	-	1,250	1,283,050
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		-	-	-	-	2,500	1,961,225
Lehigh Cnty PA Gen Purp Auth Desales Univ Pj (RADIAN)	5.125%	12/15/2023	NR		-	-	1,000	924,270	1,000	924,270
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AAA		500	529,855	-	-	500	529,855
Lincoln Univ MO Aux Sys (AG)	5.125%	6/1/2037	AAA		1,250	1,303,462	-	-	1,250	1,303,462
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2		-	-	-	-	2,500	2,404,850
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		-	-	-	-	5,000	4,637,200
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2020	AAA		-	-	-	-	2,000	2,319,360
Marietta GA Dev Auth Rev Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		-	-	-	-	1,000	1,007,940

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		3,000	2,862,720	-	-
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		$2,000	$ 1,872,960	$-	$-
MD St Econ Dev Corp Univ MD College Pk Pjs	5.50%	6/1/2027	Baa2		2,295	2,312,809	-	-
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,147,042	-	-
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	2,836,803	-	-
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		2,250	2,503,507	-	-
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		2,000	1,983,320	-	-
MO St Hlth & Edl Facs Auth Drury Univ	0.32%#	8/+15/2028	Aa3		-	-	-	-
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%	2/15/2033	AAA		-	-	-	-
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA		-	-	-	-
MO St Hlth & Edl Facs Auth Washington Univ Ser B	0.32%#	9/1/2030	AAA		-	-	-	-
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		1,975	2,009,167	-	-
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA		10,540	11,046,131	-	-
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR		-	-	-	-
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		5,000	5,545,400	-	-
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+		-	-	-	-
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ GG5 (RADIAN)	5.125%	5/1/2032	BBB-		-	-	-	-
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-		-	-	-	-
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR		-	-	-	-
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB		-	-	-	-
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR		-	-	-	-
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.75%	3/15/2030	NR		-	-	-	-
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR		-	-	-	-
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR		-	-	-	-
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR		-	-	-	-
PA St Pub Sch Bldg Auth Delaware Cnty Cmnty College Pj (AGM)	5.00%	10/1/2029	Aa3		-	-	-	-
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A		-	-	-	-
PA St Univ Ser A	5.00%	8/15/2029	AA		-	-	-	-
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3		-	-	-	-
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3		-	-	-	-
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+		-	-	-	-
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR		2,375	2,114,415	-	-
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	293,382	-	-
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2		-	-	-	-
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB(a)		1,000	889,090	-	-
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA		1,000	1,101,350	-	-
Univ of CT Ser A	5.00%	4/1/2018	AA		-	-	1,580	1,774,640
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa3		-	-	-	-
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa3		-	-	-	-
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa3		-	-	-	-
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AAA		-	-	-	-
Washington Cnty PA Indl Dev Auth Washington Jefferson College	5.00%	11/1/2036	A-		-	-	-	-
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB		-	-	-	-
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		2,880	1,443,514	-	-
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		800	356,536	-	-

Total				10.70%		85,077,205		33,332,332
General Obligation

Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A		-	-	-	-

Atlanta GA (AG)	5.25%	12/1/2023	AAA		-	-	-	-

Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Gordon College Pptys A	5.00%	8/1/2030	A2		-	-	-	-

Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR		2,000	2,014,240	-	-

Bucks Cnty PA	5.25%	5/1/2023	AA+		-	-	-	-

CA St (AMBAC)	4.50%	8/1/2028	A-		5,000	4,462,200	-	-

CA St (CIFG)	4.50%	8/1/2028	A-		5,000	4,462,200	-	-

CA St Var Purp	6.00%	11/1/2039	A-		4,080	4,307,705	-	-

CA St Var Purp	6.50%	4/1/2033	A-		10,000	10,961,300	-	-

CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa2		-	-	555	625,441

CT St Ser A	5.00%	2/15/2027	AA		-	-	1,000	1,090,280

CT St Ser A	5.00%	4/15/2028	AA		-	-	2,555	2,770,846

CT St Ser B	4.75%	5/1/2024	AA		-	-	2,000	2,126,600

CT St Ser B	5.00%	5/1/2025	AA		-	-	2,500	2,710,500

CT St Ser B (AMBAC)	5.25%	6/1/2019	AA		-	-	1,370	1,587,720

Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2		1,000	1,309,570	-	-

Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	AA+		-	-	-	-

El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AAA		7,500	7,565,137	-	-

FL St Brd of Ed Cap Outlay 2007 Ser E(b)	4.75%	6/1/2038	AAA		10,000	9,922,600	-	-

Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1		4,505	1,426,553	-	-

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA		4,000	4,266,160	-	-

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA		5,000	5,332,700	-	-

Gateway PA Sch Dist Allegheny Cnty (AGM)	5.00%	7/15/2027	Aa3		-	-	-	-

Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA		4,105	4,705,492	-	-

Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA		-	-	1,740	1,850,873

Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A		-	-	1,470	1,559,949

Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A		-	-	1,000	1,055,320

HI Cnty HI Ser A	5.00%	7/15/2020	AA-		-	-	-	-

HI Cnty HI Ser A (AGM)	5.00%	7/15/2023	AAA		-	-	-	-

HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	AA-		-	-	-	-

HI Cnty HI Ser A (NPFGC)	5.25%	7/15/2023	AA-		-	-	-	-

HI Cnty HI Ser A (NPFGC)(FGIC)	5.60%	5/1/2013	AA-		-	-	-	-

HI St Ser CA (NPFGC)(FGIC)	8.00%	1/1/2013	AA		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		2,000	1,908,480	-	-
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		$-	$ -	$-	$ -
MD St Econ Dev Corp Univ MD College Pk Pjs	5.50%	6/1/2027	Baa2		-	-	-	-
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		-	-	-	-
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		-	-	-	-
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		-	-	-	-
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		-	-	-	-
MO St Hlth & Edl Facs Auth Drury Univ	0.32%#	8/+15/2028	Aa3		-	-	-	-
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%	2/15/2033	AAA		-	-	-	-
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA		-	-	-	-
MO St Hlth & Edl Facs Auth Washington Univ Ser B	0.32%#	9/1/2030	AAA		-	-	-	-
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		-	-	-	-
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA		-	-	-	-
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR		-	-	-	-
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		-	-	-	-
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+		-	-	-	-
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ GG5 (RADIAN)	5.125%	5/1/2032	BBB-		-	-	-	-
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-		-	-	-	-
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR		-	-	-	-
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB		-	-	-	-
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR		-	-	-	-
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.75%	3/15/2030	NR		-	-	-	-
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR		-	-	-	-
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR		-	-	-	-
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR		-	-	-	-
PA St Pub Sch Bldg Auth Delaware Cnty Cmnty College Pj (AGM)	5.00%	10/1/2029	Aa3		-	-	-	-
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A		-	-	-	-
PA St Univ Ser A	5.00%	8/15/2029	AA		-	-	-	-
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3		1,115	1,162,254	-	-
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3		1,000	1,003,090	-	-
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+		-	-	-	-
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR		-	-	-	-
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		-	-	-	-
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2		-	-	-	-
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB(a)		-	-	-	-
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA		-	-	-	-
Univ of CT Ser A	5.00%	4/1/2018	AA		-	-	-	-
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa3		-	-	1,000	1,054,230
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa3		-	-	1,750	1,945,142
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa3		-	-	1,670	1,614,640
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AAA		-	-	1,500	1,580,730
Washington Cnty PA Indl Dev Auth Washington Jefferson College	5.00%	11/1/2036	A-		-	-	-	-
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB		-	-	-	-
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		-	-	-	-
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		-	-	-	-

Total				10.70%		30,712,832		9,142,069
General Obligation

Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A		-	-	-	-

Atlanta GA (AG)	5.25%	12/1/2023	AAA		1,265	1,377,825	-	-

Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Gordon College Pptys A	5.00%	8/1/2030	A2		145	145,884	-	-

Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR		-	-	-	-

Bucks Cnty PA	5.25%	5/1/2023	AA+		-	-	-	-

CA St (AMBAC)	4.50%	8/1/2028	A-		-	-	-	-

CA St (CIFG)	4.50%	8/1/2028	A-		-	-	-	-

CA St Var Purp	6.00%	11/1/2039	A-		-	-	-	-

CA St Var Purp	6.50%	4/1/2033	A-		-	-	-	-

CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa2		-	-	-	-

CT St Ser A	5.00%	2/15/2027	AA		-	-	-	-

CT St Ser A	5.00%	4/15/2028	AA		-	-	-	-

CT St Ser B	4.75%	5/1/2024	AA		-	-	-	-

CT St Ser B	5.00%	5/1/2025	AA		-	-	-	-

CT St Ser B (AMBAC)	5.25%	6/1/2019	AA		-	-	-	-

Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2		-	-	-	-

Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	AA+		-	-	-	-

El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AAA		-	-	-	-

FL St Brd of Ed Cap Outlay 2007 Ser E(b)	4.75%	6/1/2038	AAA		-	-	-	-

Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1		-	-	-	-

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA		-	-	-	-

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA		-	-	-	-

Gateway PA Sch Dist Allegheny Cnty (AGM)	5.00%	7/15/2027	Aa3		-	-	-	-

Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA		10,000	11,461,050	-	-

Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA		-	-	-	-

Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A		-	-	-	-

Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A		-	-	-	-

HI Cnty HI Ser A	5.00%	7/15/2020	AA-		-	-	1,150	1,261,688

HI Cnty HI Ser A (AGM)	5.00%	7/15/2023	AAA		-	-	1,000	1,047,560

HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	AA-		-	-	900	941,472

HI Cnty HI Ser A (NPFGC)	5.25%	7/15/2023	AA-		-	-	595	629,915

HI Cnty HI Ser A (NPFGC)(FGIC)	5.60%	5/1/2013	AA-		-	-	1,780	1,987,299

HI St Ser CA (NPFGC)(FGIC)	8.00%	1/1/2013	AA		-	-	2,000	2,358,980

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		-	-	-	-	5,000	4,771,200
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		$ -	$-	$-	$ -	$ 2,000	$ 1,872,960
MD St Econ Dev Corp Univ MD College Pk Pjs	5.50%	6/1/2027	Baa2		-	-	-	-	2,295	2,312,809
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		-	-	-	-	2,365	2,147,042
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		-	-	-	-	3,080	2,836,803
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		-	-	-	-	2,250	2,503,507
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		-	-	-	-	2,000	1,983,320
MO St Hlth & Edl Facs Auth Drury Univ	0.32%#	8/+15/2028	Aa3		1,490	1,490,000	-	-	1,490	1,490,000
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%	2/15/2033	AAA		3,000	3,075,240	-	-	3,000	3,075,240
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA		375	438,844	-	-	375	438,844
MO St Hlth & Edl Facs Auth Washington Univ Ser B	0.32%#	9/1/2030	AAA		1,000	1,000,000	-	-	1,000	1,000,000
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		-	-	-	-	1,975	2,009,167
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA		-	-	-	-	10,540	11,046,131
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR		-	-	1,000	882,330	1,000	882,330
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		-	-	-	-	5,000	5,545,400
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+		-	-	1,580	1,576,145	1,580	1,576,145
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ GG5 (RADIAN)	5.125%	5/1/2032	BBB-		-	-	1,020	890,164	1,020	890,164
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-		-	-	1,000	975,650	1,000	975,650
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR		-	-	1,000	1,001,390	1,000	1,001,390
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB		-	-	1,530	1,378,805	1,530	1,378,805
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR		-	-	1,000	1,000,680	1,000	1,000,680
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.75%	3/15/2030	NR		-	-	500	497,045	500	497,045
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR		-	-	295	252,311	295	252,311
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR		-	-	295	238,516	295	238,516
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR		-	-	295	223,949	295	223,949
PA St Pub Sch Bldg Auth Delaware Cnty Cmnty College Pj (AGM)	5.00%	10/1/2029	Aa3		-	-	675	707,575	675	707,575
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A		-	-	1,000	1,028,860	1,000	1,028,860
PA St Univ Ser A	5.00%	8/15/2029	AA		-	-	1,000	1,063,350	1,000	1,063,350
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3		-	-	-	-	1,115	1,162,254
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3		-	-	-	-	1,000	1,003,090
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+		-	-	510	510,337	510	510,337
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR		-	-	-	-	2,375	2,114,415
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		-	-	-	-	405	293,382
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2		-	-	1,300	1,341,522	1,300	1,341,522
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB(a)		-	-	-	-	1,000	889,090
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA		-	-	-	-	1,000	1,101,350
Univ of CT Ser A	5.00%	4/1/2018	AA		-	-	-	-	1,580	1,774,640
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa3		-	-	-	-	1,000	1,054,230
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa3		-	-	-	-	1,750	1,945,142
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa3		-	-	-	-	1,670	1,614,640
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AAA		-	-	-	-	1,500	1,580,730
Washington Cnty PA Indl Dev Auth Washington Jefferson College	5.00%	11/1/2036	A-		-	-	1,700	1,685,125	1,700	1,685,125
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB		-	-	1,000	867,250	1,000	867,250
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		-	-	-	-	2,880	1,443,514
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		-	-	-	-	800	356,536

Total				10.70%		10,471,085		22,589,956		191,325,479
General Obligation

Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A		-	-	1,000	1,067,510	1,000	1,067,510

Atlanta GA (AG)	5.25%	12/1/2023	AAA		-	-	-	-	1,265	1,377,825

Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Gordon College Pptys A	5.00%	8/1/2030	A2		-	-	-	-	145	145,884

Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR		-	-	-	-	2,000	2,014,240

Bucks Cnty PA	5.25%	5/1/2023	AA+		-	-	1,000	1,144,500	1,000	1,144,500

CA St (AMBAC)	4.50%	8/1/2028	A-		-	-	-	-	5,000	4,462,200

CA St (CIFG)	4.50%	8/1/2028	A-		-	-	-	-	5,000	4,462,200

CA St Var Purp	6.00%	11/1/2039	A-		-	-	-	-	4,080	4,307,705

CA St Var Purp	6.50%	4/1/2033	A-		-	-	-	-	10,000	10,961,300

CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa2		-	-	-	-	555	625,441

CT St Ser A	5.00%	2/15/2027	AA		-	-	-	-	1,000	1,090,280

CT St Ser A	5.00%	4/15/2028	AA		-	-	-	-	2,555	2,770,846

CT St Ser B	4.75%	5/1/2024	AA		-	-	-	-	2,000	2,126,600

CT St Ser B	5.00%	5/1/2025	AA		-	-	-	-	2,500	2,710,500

CT St Ser B (AMBAC)	5.25%	6/1/2019	AA		-	-	-	-	1,370	1,587,720

Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2		-	-	1,000	1,309,570	2,000	2,619,140

Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	AA+		-	-	1,000	1,075,410	1,000	1,075,410

El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AAA		-	-	-	-	7,500	7,565,137

FL St Brd of Ed Cap Outlay 2007 Ser E(b)	4.75%	6/1/2038	AAA		-	-	-	-	10,000	9,922,600

Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1		-	-	-	-	4,505	1,426,553

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA		-	-	-	-	4,000	4,266,160

Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA		-	-	-	-	5,000	5,332,700

Gateway PA Sch Dist Allegheny Cnty (AGM)	5.00%	7/15/2027	Aa3		-	-	4,280	4,525,458	4,280	4,525,458

Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA		-	-	-	-	14,105	16,166,542

Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA		-	-	-	-	1,740	1,850,873

Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A		-	-	-	-	1,470	1,559,949

Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A		-	-	-	-	1,000	1,055,320

HI Cnty HI Ser A	5.00%	7/15/2020	AA-		-	-	-	-	1,150	1,261,688

HI Cnty HI Ser A (AGM)	5.00%	7/15/2023	AAA		-	-	-	-	1,000	1,047,560

HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	AA-		-	-	-	-	900	941,472

HI Cnty HI Ser A (NPFGC)	5.25%	7/15/2023	AA-		-	-	-	-	595	629,915

HI Cnty HI Ser A (NPFGC)(FGIC)	5.60%	5/1/2013	AA-		-	-	-	-	1,780	1,987,299

HI St Ser CA (NPFGC)(FGIC)	8.00%	1/1/2013	AA		-	-	-	-	2,000	2,358,980

See Notes to Pro Forma Combined Financial Statements.

			Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date			Principal Amount (000)	Value	Principal Amount (000)	Value
HI St Ser CZ (AGM)	5.25%	7/1/2018	AAA		-	-	-	-
HI St Ser DE (NPFGC)	5.00%	10/1/2024	AA		-	-	-	-
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA		$-	$ -	$-	$-
HI St Ser DI (AGM)	5.00%	3/1/2020	AAA		-	-	-	-
HI St Ser DK	5.00%	5/1/2025	AA		-	-	-	-
HI St Ser DK	5.00%	5/1/2026	AA		-	-	-	-
HI St Ser DK	5.00%	5/1/2027	AA		-	-	-	-
HI St Unref Bal Ser BZ	6.00%	10/1/2012	AA		-	-	-	-
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	AA		-	-	-	-
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2021	AAA		-	-	-	-
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AAA		-	-	-	-
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AAA		-	-	-	-
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA		-	-	-	-
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2018	AA		-	-	-	-
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	AA		-	-	-	-
Houston TX Indpt Sch Dist PSF GTD(b)	5.00%	2/15/2025	AAA		15,000	16,189,800	-	-
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa3		5,000	1,168,050	-	-
Jackson Cnty MO Reorg Sch Dist No 7 Sch Bldg (NPFGC)	5.25%	3/1/2022	Aa2		-	-	-	-
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2029	AA		-	-	-	-
Lake Cnty IL Forest Preservation Dist Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA		6,210	6,662,212	-	-
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	AA		3,500	3,547,320	-	-
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	AA		2,000	2,075,660	-	-
Los Angeles CA Unif Sch Dist 2002 Election Ser B (AMBAC)	4.50%	7/1/2031	AA-		5,000	4,629,400	-	-
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA		7,000	7,256,795	-	-
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-		3,000	3,096,090	-	-
Luzerne Cnty PA Ser B (AGM)	5.00%	12/15/2027	AAA		-	-	-	-
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	Baa1		2,385	2,493,088	-	-
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	AA		-	-	-	-
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA		-	-	-	-
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR		1,000	796,840	-	-
Montville CT	6.70%	6/15/2010	Aa3		-	-	575	582,055
New Haven CT (AMBAC)	5.00%	11/1/2020	A-		-	-	2,000	2,109,760
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA		-	-	1,145	1,184,606
New York City NY Ser E	5.00%	8/1/2019	AA		5,000	5,450,000	-	-
New York City NY Ser E-1	6.25%	10/15/2028	AA		5,000	5,801,900	-	-
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA		12,350	12,997,881	-	-
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR		-	-	2,485	2,002,562
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		-	-	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		1,980	2,125,122	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		2,870	3,080,354	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA		1,150	1,234,288	-	-
PA Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA		-	-	-	-
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+		-	-	-	-
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AAA		-	-	-	-
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AAA		-	-	-	-
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		1,910	1,929,692	-	-
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,152,794	-	-
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		2,395	2,405,476	-	-
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA		1,000	1,109,650	-	-
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	BBB-		-	-	2,035	1,267,622
Puerto Rico Comwlth Pub Impt Ser A (IBC)(NPFGC)	5.50%	7/1/2029	A		-	-	-	-
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-		2,500	2,618,825	-	-
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-		-	-	1,000	982,340
Puerto Rico Comwlth Unref Bal Pub Impt (AGM)	5.125%	7/1/2030	AAA		-	-	945	949,253
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	BBB-		-	-	-	-
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-		-	-	-	-
Reading PA (FSA)	5.00%	11/1/2029	Aa3		-	-	-	-
Redding CT	6.60%	4/15/2010	Aa2		-	-	100	100,159
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+		1,140	1,208,503	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+		1,195	1,261,370	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+		1,255	1,323,636	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+		1,320	1,391,069	-	-
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA		5,000	5,731,800	-	-
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	AA		-	-	-	-
St. Louis Cnty MO Pkwy C-2 Sch Dist Ser A	5.00%	3/1/2024	AAA		-	-	-	-
Territory of Guam Ser A	7.00%	11/15/2039	B+		1,035	1,110,441	235	252,129
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AAA		-	-	-	-
WI St Rev Ser A	5.00%	5/1/2019	AA-		1,500	1,636,965	-	-
Total				15.36%		163,220,878		24,808,015

Health Care
Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-(a)		1,000	950,030	-	-
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	1,993,650	-	-
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB		3,000	2,815,200	-	-
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB		5,000	3,990,200	-	-
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa3		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3		-	-	-	-
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,512,400	-	-
AZ Hlth Facs Auth Rev Banner Hlth Ser B	0.979%#	1/1/2037	A+		10,000	7,081,200	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date			Principal Amount (000)	Value	Principal Amount (000)	Value
HI St Ser CZ (AGM)	5.25%	7/1/2018	AAA		-	-	1,000	1,063,000
HI St Ser DE (NPFGC)	5.00%	10/1/2024	AA		-	-	1,000	1,055,820
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA		$-	$-	$1,000	$1,120,900
HI St Ser DI (AGM)	5.00%	3/1/2020	AAA		-	-	2,000	2,179,820
HI St Ser DK	5.00%	5/1/2025	AA		-	-	3,500	3,807,195
HI St Ser DK	5.00%	5/1/2026	AA		-	-	2,500	2,712,175
HI St Ser DK	5.00%	5/1/2027	AA		-	-	2,500	2,704,925
HI St Unref Bal Ser BZ	6.00%	10/1/2012	AA		-	-	60	67,316
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	AA		-	-	1,000	1,087,450
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2021	AAA		-	-	1,070	1,178,947
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AAA		-	-	1,525	1,671,049
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AAA		-	-	3,295	3,514,974
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA		-	-	1,500	1,750,905
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2018	AA		-	-	1,000	1,111,050
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	AA		-	-	2,000	2,149,220
Houston TX Indpt Sch Dist PSF GTD(b)	5.00%	2/15/2025	AAA		-	-	-	-
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa3		-	-	-	-
Jackson Cnty MO Reorg Sch Dist No 7 Sch Bldg (NPFGC)	5.25%	3/1/2022	Aa2		-	-	-	-
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2029	AA		-	-	1,000	1,044,020
Lake Cnty IL Forest Preservation Dist Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA		-	-	-	-
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	AA		-	-	-	-
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	AA		-	-	-	-
Los Angeles CA Unif Sch Dist 2002 Election Ser B (AMBAC)	4.50%	7/1/2031	AA-		-	-	-	-
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA		-	-	-	-
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-		-	-	-	-
Luzerne Cnty PA Ser B (AGM)	5.00%	12/15/2027	AAA		-	-	-	-
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	Baa1		-	-	-	-
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	AA		-	-	1,000	1,066,080
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA		-	-	1,040	1,123,637
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR		-	-	-	-
Montville CT	6.70%	6/15/2010	Aa3		-	-	-	-
New Haven CT (AMBAC)	5.00%	11/1/2020	A-		-	-	-	-
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA		-	-	-	-
New York City NY Ser E	5.00%	8/1/2019	AA		-	-	-	-
New York City NY Ser E-1	6.25%	10/15/2028	AA		-	-	-	-
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA		-	-	-	-
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR		2,485	2,002,562	995	801,831
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		-	-	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		-	-	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		-	-	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA		-	-	-	-
PA Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA		-	-	-	-
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+		1,000	1,034,060	-	-
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AAA		-	-	-	-
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AAA		-	-	-	-
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		-	-	-	-
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		-	-	-	-
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		-	-	-	-
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA		-	-	-	-
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	BBB-		-	-	-	-
Puerto Rico Comwlth Pub Impt Ser A (IBC)(NPFGC)	5.50%	7/1/2029	A		-	-	-	-
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-		-	-	-	-
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-		-	-	-	-
Puerto Rico Comwlth Unref Bal Pub Impt (AGM)	5.125%	7/1/2030	AAA		-	-	-	-
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	BBB-		665	638,752	-	-
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-		380	373,920	-	-
Reading PA (FSA)	5.00%	11/1/2029	Aa3		-	-	-	-
Redding CT	6.60%	4/15/2010	Aa2		-	-	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+		-	-	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+		-	-	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+		-	-	-	-
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+		-	-	-	-
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA		-	-	-	-
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	AA		-	-	-	-
St. Louis Cnty MO Pkwy C-2 Sch Dist Ser A	5.00%	3/1/2024	AAA		-	-	-	-
Territory of Guam Ser A	7.00%	11/15/2039	B+		235	252,129	235	252,129
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AAA		-	-	-	-
WI St Rev Ser A	5.00%	5/1/2019	AA-		-	-	-	-
Total				15.36%		17,286,182		39,689,357

Health Care
Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-(a)		-	-	-	-
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa3		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3		-	-	-	-
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3		-	-	-	-
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		-	-	-	-
AZ Hlth Facs Auth Rev Banner Hlth Ser B	0.979%#	1/1/2037	A+		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date			Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
HI St Ser CZ (AGM)	5.25%	7/1/2018	AAA		-	-	-	-	1,000	1,063,000
HI St Ser DE (NPFGC)	5.00%	10/1/2024	AA		-	-	-	-	1,000	1,055,820
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA		$-	$-	$-	$-	$1,000	$ 1,120,900
HI St Ser DI (AGM)	5.00%	3/1/2020	AAA		-	-	-	-	2,000	2,179,820
HI St Ser DK	5.00%	5/1/2025	AA		-	-	-	-	3,500	3,807,195
HI St Ser DK	5.00%	5/1/2026	AA		-	-	-	-	2,500	2,712,175
HI St Ser DK	5.00%	5/1/2027	AA		-	-	-	-	2,500	2,704,925
HI St Unref Bal Ser BZ	6.00%	10/1/2012	AA		-	-	-	-	60	67,316
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	AA		-	-	-	-	1,000	1,087,450
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2021	AAA		-	-	-	-	1,070	1,178,947
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AAA		-	-	-	-	1,525	1,671,049
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AAA		-	-	-	-	3,295	3,514,974
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA		-	-	-	-	1,500	1,750,905
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2018	AA		-	-	-	-	1,000	1,111,050
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	AA		-	-	-	-	2,000	2,149,220
Houston TX Indpt Sch Dist PSF GTD(b)	5.00%	2/15/2025	AAA		-	-	-	-	15,000	16,189,800
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa3		-	-	-	-	5,000	1,168,050
Jackson Cnty MO Reorg Sch Dist No 7 Sch Bldg (NPFGC)	5.25%	3/1/2022	Aa2		1,000	1,115,700	-	-	1,000	1,115,700
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2029	AA		-	-	-	-	1,000	1,044,020
Lake Cnty IL Forest Preservation Dist Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA		-	-	-	-	6,210	6,662,212
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	AA		-	-	-	-	3,500	3,547,320
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	AA		-	-	-	-	2,000	2,075,660
Los Angeles CA Unif Sch Dist 2002 Election Ser B (AMBAC)	4.50%	7/1/2031	AA-		-	-	-	-	5,000	4,629,400
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA		-	-	-	-	7,000	7,256,795
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-		-	-	-	-	3,000	3,096,090
Luzerne Cnty PA Ser B (AGM)	5.00%	12/15/2027	AAA		-	-	1,500	1,520,925	1,500	1,520,925
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	Baa1		-	-	-	-	2,385	2,493,088
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	AA		-	-	-	-	1,000	1,066,080
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA		-	-	-	-	1,040	1,123,637
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR		-	-	-	-	1,000	796,840
Montville CT	6.70%	6/15/2010	Aa3		-	-	-	-	575	582,055
New Haven CT (AMBAC)	5.00%	11/1/2020	A-		-	-	-	-	2,000	2,109,760
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA		-	-	-	-	1,145	1,184,606
New York City NY Ser E	5.00%	8/1/2019	AA		-	-	-	-	5,000	5,450,000
New York City NY Ser E-1	6.25%	10/15/2028	AA		-	-	-	-	5,000	5,801,900
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA		-	-	-	-	12,350	12,997,881
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR		-	-	-	-	5,965	4,806,955
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,500	1,949,100	1,690	1,317,592	4,190	3,266,692
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		-	-	-	-	1,980	2,125,122
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		-	-	-	-	2,870	3,080,354
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA		-	-	-	-	1,150	1,234,288
PA Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA		-	-	1,180	1,272,040	1,180	1,272,040
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+		-	-	-	-	1,000	1,034,060
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AAA		-	-	1,000	1,075,430	1,000	1,075,430
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AAA		-	-	2,500	2,626,125	2,500	2,626,125
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		-	-	-	-	1,910	1,929,692
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		-	-	-	-	2,145	2,152,794
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		-	-	-	-	2,395	2,405,476
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA		-	-	-	-	1,000	1,109,650
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	BBB-		-	-	-	-	2,035	1,267,622
Puerto Rico Comwlth Pub Impt Ser A (IBC)(NPFGC)	5.50%	7/1/2029	A		1,000	983,600	-	-	1,000	983,600
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-		-	-	-	-	2,500	2,618,825
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-		-	-	-	-	1,000	982,340
Puerto Rico Comwlth Unref Bal Pub Impt (AGM)	5.125%	7/1/2030	AAA		-	-	-	-	945	949,253
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	BBB-		-	-	-	-	665	638,752
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-		-	-	-	-	380	373,920
Reading PA (FSA)	5.00%	11/1/2029	Aa3		-	-	1,500	1,499,940	1,500	1,499,940
Redding CT	6.60%	4/15/2010	Aa2		-	-	-	-	100	100,159
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+		-	-	-	-	1,140	1,208,503
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+		-	-	-	-	1,195	1,261,370
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+		-	-	-	-	1,255	1,323,636
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+		-	-	-	-	1,320	1,391,069
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA		-	-	-	-	5,000	5,731,800
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	AA		2,080	1,558,024	-	-	2,080	1,558,024
St. Louis Cnty MO Pkwy C-2 Sch Dist Ser A	5.00%	3/1/2024	AAA		3,320	3,529,990	-	-	3,320	3,529,990
Territory of Guam Ser A	7.00%	11/15/2039	B+		300	321,867	200	214,578	2,240	2,403,273
West Mifflin PA Area Sch Dist (AGM)	5.375%	4/1/2028	AAA		-	-	1,500	1,637,025	1,500	1,637,025
WI St Rev Ser A	5.00%	5/1/2019	AA-		-	-	-	-	1,500	1,636,965
Total				15.36%		9,458,281		20,286,103		274,748,816

Health Care
Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-(a)		-	-	-	-	1,000	950,030
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		-	-	-	-	2,500	1,993,650
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB		-	-	-	-	3,000	2,815,200
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB		-	-	1,000	798,040	6,000	4,788,240
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa3		-	-	500	417,230	500	417,230
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3		-	-	1,500	1,544,415	1,500	1,544,415
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3		-	-	1,000	1,087,090	1,000	1,087,090
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		-	-	-	-	2,000	1,512,400
AZ Hlth Facs Auth Rev Banner Hlth Ser B	0.979%#	1/1/2037	A+		-	-	-	-	10,000	7,081,200

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		1,130	1,202,648	-	-
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		$895	$962,465	$-	$-
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,236,931	-	-
Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		-	-	-	-
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		1,000	1,105,230	-	-
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR		-	-	-	-
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,690,725	-	-
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		2,600	2,923,752	-	-
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		4,250	4,518,897	-	-
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,247,620	-	-
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		7,000	6,208,510	-	-
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,658,780	-	-
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	932,010	-	-
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,970,888	-	-
Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		-	-	-	-
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+(a)		-	-	-	-
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-(a)		-	-	-	-
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA		10,000	9,898,150	-	-
Cobb Cnty GA Hosp Auth Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-		-	-	-	-
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		-	-	-	-
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		-	-	-	-
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		880	787,362	-	-
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR		-	-	1,380	1,139,963
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1		6,540	6,684,828	6,535	6,679,828
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr	5.00%	11/15/2040	Aa1		5	5,111	-	-
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	A		-	-	1,250	1,250,250
CT St Hlth & Edl Facs Auth Catholic Hlth East Ser F (NPFGC)	5.625%	11/15/2020	A1		-	-	325	328,299
CT St Hlth & Edl Facs Auth CT College Ser E (NPFGC)	5.00%	7/1/2032	A		-	-	1,050	1,077,982
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-		-	-	1,345	1,184,246
CT St Hlth & Edl Facs Auth William W Backus Hosp Ser G (AGM)	5.00%	7/1/2035	AAA		-	-	1,000	1,005,410
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		-	-	1,715	1,742,406
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	Aa3		-	-	3,000	2,957,310
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+		-	-	-	-
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+		-		-
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,829,240	-	-
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	3,943,035	-	-
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		-	-	-	-
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		2,950	2,398,675	-	-
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,267,050	-	-
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,290	1,253,183	-	-
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,012,240	-	-
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		-	-	-	-
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlth Sys Ser A	0.30%#	5/15/2026	AAA		-	-	-	-
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		-	-	-	-
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		3,300	3,413,190	-	-
Glynn-Brunswick Mem Hosp Auth GA Unref Bal 2005 Antic Ctfs (NPFGC)	6.00%	8/1/2016	AA		-	-	-	-
Grant Cnty NM Dept Hlth Ft Bayard Pj	5.00%	7/1/2033	AA		2,800	2,805,404	-	-
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		-	-	-	-
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A		3,000	3,355,890	-	-
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,115,423	-	-
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR		-	-	-	-
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR		-	-	-	-
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+		-	-	-	-
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		5,000	4,653,950	-	-
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		-	-	-	-
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		-	-	-	-
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,271,499	-	-
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,579,880	-	-
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,211,955	-	-
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	976,968	-	-
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-(a)		1,500	1,464,870	-	-
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-(a)		1,500	1,462,680	-	-
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		1,000	215,000	-	-
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		1,500	322,500	-	-
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		3,000	3,383,160	-	-
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		2,000	1,926,820	-	-
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AAA		5,000	5,171,675	-	-
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		-	-	-	-
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		$-	$-	$-	$-
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		-	-	-	-
Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		-	-	-	-
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		-	-	-	-
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR		-	-	-	-
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		-	-	-	-
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		-	-	-	-
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		-	-	-	-
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		-	-	-	-
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		-	-	-	-
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		-	-	-	-
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		-	-	-	-
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		-	-	-	-
Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		-	-	-	-
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+(a)		-	-	-	-
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-(a)		-	-	-	-
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA		-	-	-	-
Cobb Cnty GA Hosp Auth Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-		1,000	1,040,620	-	-
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	924,372	-	-
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		1,000	1,001,970	-	-
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		-	-	-	-
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR		-	-	-	-
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1		-	-	-	-
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr	5.00%	11/15/2040	Aa1		-	-	-	-
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	A		-	-	-	-
CT St Hlth & Edl Facs Auth Catholic Hlth East Ser F (NPFGC)	5.625%	11/15/2020	A1		-	-	-	-
CT St Hlth & Edl Facs Auth CT College Ser E (NPFGC)	5.00%	7/1/2032	A		-	-	-	-
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-		-	-	-	-
CT St Hlth & Edl Facs Auth William W Backus Hosp Ser G (AGM)	5.00%	7/1/2035	AAA		-	-	-	-
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		-	-	-	-
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	Aa3		-	-	-	-
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+		-	-	-	-
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+		-
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		-	-	-	-
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		-	-	-	-
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		-	-	-	-
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		-	-	-	-
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		-	-	-	-
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		-	-	-	-
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		-	-	-	-
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		1,500	1,103,085	-	-
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlth Sys Ser A	0.30%#	5/15/2026	AAA		1,700	1,700,000	-	-
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		2,000	1,917,680	-	-
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		1,840	1,903,112	-	-
Glynn-Brunswick Mem Hosp Auth GA Unref Bal 2005 Antic Ctfs (NPFGC)	6.00%	8/1/2016	AA		100	100,234	-	-
Grant Cnty NM Dept Hlth Ft Bayard Pj	5.00%	7/1/2033	AA		-	-	-	-
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		-	-	-	-
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A		-	-	-	-
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		-	-	-	-
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR		-	-	500	539,565
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR		-	-	600	642,402
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+		-	-	1,240	1,243,633
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		-	-	-	-
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		1,500	1,394,730	-	-
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,379,203	-	-
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		-	-	-	-
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		-	-	-	-
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		-	-	-	-
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		-	-	-	-
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-(a)		-	-	-	-
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-(a)		-	-	-	-
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		-	-	-	-
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		-	-	-	-
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		-	-	-	-
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		-	-	-	-
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AAA		-	-	-	-
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		-	-	-	-
See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
					Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		-	-	-	-	1,130	1,202,648
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		$-	$-	$-	$-	$895	$962,465
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		-	-	-	-	3,025	3,236,931
Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		1,500	1,546,845	-	-	1,500	1,546,845
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		-	-	-	-	1,000	1,105,230
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR		-	-	1,000	787,690	1,000	787,690
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		-	-	-	-	1,500	1,690,725
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		-	-	1,000	1,124,520	3,600	4,048,272
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		-	-	-	-	4,250	4,518,897
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		-	-	-	-	2,000	2,247,620
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		-	-	-	-	7,000	6,208,510
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		-	-	-	-	2,000	1,658,780
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		-	-	-	-	1,000	932,010
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		-	-	-	-	2,250	1,970,888
Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		1,000	1,030,760	-	-	1,000	1,030,760
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+(a)		260	254,246	-	-	260	254,246
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-(a)		1,500	1,331,520	-	-	1,500	1,331,520
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AAA		-	-	-	-	10,000	9,898,150
Cobb Cnty GA Hosp Auth Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-		-	-	-	-	1,000	1,040,620
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		-	-	-	-	1,010	924,372
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		-	-	-	-	1,000	1,001,970
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		-	-	-	-	880	787,362
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR		-	-	-	-	1,380	1,139,963
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1		-	-	-	-	13,075	13,364,656
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr	5.00%	11/15/2040	Aa1		-	-	-	-	6,540	5,111
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	A		-	-	-	-	1,250	1,250,250
CT St Hlth & Edl Facs Auth Catholic Hlth East Ser F (NPFGC)	5.625%	11/15/2020	A1		-	-	-	-	325	328,299
CT St Hlth & Edl Facs Auth CT College Ser E (NPFGC)	5.00%	7/1/2032	A		-	-	-	-	1,050	1,077,982
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-		-	-	-	-	1,345	1,184,246
CT St Hlth & Edl Facs Auth William W Backus Hosp Ser G (AGM)	5.00%	7/1/2035	AAA		-	-	-	-	1,000	1,005,410
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		-	-	-	-	1,715	1,742,406
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	Aa3		-	-	-	-	3,000	2,957,310
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+		-	-	1,000	989,460	1,000	989,460
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+		-		500	414,925	500	414,925
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		-	-	-	-	2,000	1,829,240
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		-	-	-	-	4,500	3,943,035
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		-	-	1,000	982,640	1,000	982,640
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		-	-	-	-	2,950	2,398,675
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		-	-	-	-	5,000	5,267,050
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		-	-	-	-	1,290	1,253,183
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		-	-	-	-	3,000	3,012,240
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		-	-	-	-	1,500	1,103,085
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlth Sys Ser A	0.30%#	5/15/2026	AAA		-	-	-	-	1,700	1,700,000
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		-	-	-	-	2,000	1,917,680
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		-	-	-	-	5,140	5,316,302
Glynn-Brunswick Mem Hosp Auth GA Unref Bal 2005 Antic Ctfs (NPFGC)	6.00%	8/1/2016	AA		-	-	-	-	100	100,234
Grant Cnty NM Dept Hlth Ft Bayard Pj	5.00%	7/1/2033	AA		-	-	-	-	2,800	2,805,404
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		835	796,732	-	-	835	796,732
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A		-	-	-	-	3,000	3,355,890
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		-	-	-	-	2,700	2,115,423
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR		-	-	-	-	500	539,565
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR		-	-	-	-	600	642,402
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+		-	-	-	-	1,240	1,243,633
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		-	-	-	-	5,000	4,653,950
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		-	-	-	-	1,500	1,394,730
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		-	-	-	-	1,420	1,379,203
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		-	-	-	-	1,525	1,271,499
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		-	-	-	-	2,000	1,579,880
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		-	-	-	-	1,500	1,211,955
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		-	-	-	-	1,350	976,968
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-(a)		-	-	-	-	1,500	1,464,870
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-(a)		-	-	-	-	1,500	1,462,680
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		-	-	-	-	1,000	215,000
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		-	-	-	-	1,500	322,500
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-		-	-	-	-	3,000	3,383,160
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB		-	-	-	-	2,000	1,926,820
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AAA		-	-	-	-	5,000	5,171,675
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,438,475	-	-	2,500	2,438,475

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrrs ETM (FGIC)	5.244%	6/1/2011	AAA		2,800	2,805,628	-	-
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,265,668	-	-
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		$4,000	$3,452,920	$-	$-
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,015,070	-	-
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,781,676	-	-
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-		-	-	-	-
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	A		3,690	1,463,897	-	-
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		7,500	7,464,375	-	-
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR		-	-	-	-
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		-	-	-	-
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AAA		-	-	-	-
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		1,500	1,274,655	-	-
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		1,500	1,194,645	-	-
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-		10,000	9,428,900	-	-
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	3,009,090	-	-
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA		-	-	-	-
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA		-	-	-	-
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA		-	-	-	-
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		4,050	3,091,041	-	-
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2034	A		3,750	3,728,850	-	-
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%	1/1/2028	BBB-		1,720	1,749,584	-	-
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		-	-	-	-
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1		2,100	2,122,113	-	-
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		-	-	-	-
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		-	-	-	-
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2039	A2		-	-	-	-
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-(a)		-	-	-	-
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		-	-	-	-
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AAA		-	-	-	-
Monroe Cnty PA Hosp Auth Rev Pocono Med Ctr	5.13%	1/1/2037	A-		-	-	-	-
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	2,142,518	-	-
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR		1,500	1,346,775	-	-
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,181,246	-	-
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	784,200	-	-
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	5,581,070	-	-
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-		9,100	9,110,101	-	-
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3		10,000	10,543,150	-	-
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+		1,210	1,227,073	-	-
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+		-	-	-	-
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		3,250	3,189,648	-	-
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%	11/15/2036	A		1,000	882,740	-	-
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	A3		-	-	-	-
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB		-	-	-	-
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		-	-	-	-
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%	11/15/2020	Aa1		-	-	-	-
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		1,000	775,260	-	-
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		1,100	824,076	-	-
Sarasota Cnty FL Pub Hosp Brd Sarasota Mem Hosp Ser B (NPFGC)	5.50%	7/1/2028	A1		1,905	2,029,835	-	-
Sarpy Cnty NE Hosp Auth No 1 Immanuel Hlth Sys Ser B	0.40%#	7/1/2030	A-		1,000	1,000,000	-	-
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2022	A3		1,250	1,213,950	-	-
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2023	A3		1,000	954,010	-	-
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		-	-	-	-
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		-	-	-	-
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR		-	-	-	-
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,000	1,768,700	-	-
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		3,000	2,845,080	-	-
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		1,500	1,651,335	-	-
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		-	-	720	736,531
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		3,000	2,903,430	-	-
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		3,000	2,538,390	-	-
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%	3/1/2021	Baa1		-	-	-	-
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR		-	-	-	-
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		5	5,076	-	-
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		1,175	1,187,784	-	-
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		7,000	7,074,200	-	-

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrrs ETM (FGIC)	5.244%	6/1/2011	AAA		-	-	-	-
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		-	-	-	-
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		$-	$-	$-	$-
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		-	-	-	-
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		-	-	-	-
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-		-	-	1,000	1,005,870
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	A		-	-	-	-
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		-	-	-	-
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR		-	-	-	-
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		-	-	-	-
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AAA		-	-	-	-
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		-	-	-	-
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		-	-	-	-
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-		-	-	-	-
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		-	-	-	-
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA		5,500	5,377,460	-	-
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA		1,500	1,466,580	-	-
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA		3,000	2,933,160	-	-
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		-	-	-	-
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2034	A		-	-	-	-
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%	1/1/2028	BBB-		-	-	-	-
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		1,300	1,022,138	-	-
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1		-	-	-	-
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		-	-	-	-
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		-	-	-	-
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2039	A2		-	-	-	-
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-(a)		-	-	-	-
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		-	-	-	-
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AAA		-	-	-	-
Monroe Cnty PA Hosp Auth Rev Pocono Med Ctr	5.13%	1/1/2037	A-		-	-	-	-
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		-	-	-	-
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR		-	-	-	-
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		-	-	-	-
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		-	-	-	-
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		-	-	-	-
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-		-	-	-	-
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3		-	-	-	-
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+		-	-	-	-
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+		-	-	-	-
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		-	-	-	-
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%	11/15/2036	A		-	-	-	-
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	A3		-	-	-	-
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB		-	-	-	-
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		-	-	150	150,026
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%	11/15/2020	Aa1		410	421,484	-	-
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		-	-	-	-
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		-	-	-	-
Sarasota Cnty FL Pub Hosp Brd Sarasota Mem Hosp Ser B (NPFGC)	5.50%	7/1/2028	A1		-	-	-	-
Sarpy Cnty NE Hosp Auth No 1 Immanuel Hlth Sys Ser B	0.40%#	7/1/2030	A-		-	-	-	-
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2022	A3		-	-	-	-
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2023	A3		-	-	-	-
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		-	-	-	-
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		-	-	-	-
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR		-	-	-	-
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		-	-	-	-
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		-	-	-	-
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		-	-	-	-
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		735	751,876	740	756,990
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		-	-	-	-
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		-	-	-	-
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%	3/1/2021	Baa1		500	504,635	-	-
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR		1,000	891,150	-	-
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		-	-	-	-
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		-	-	-	-
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Income Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
					Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrrs ETM (FGIC)	5.244%	6/1/2011	AAA		-	-	-	-	2,800	2,805,628
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		-	-	-	-	1,475	1,265,668
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		$-	$-	$-	$-	$4,000	$3,452,920
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		-	-	-	-	1,000	1,015,070
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		1,000	986,410	-	-	3,820	3,768,086
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-		-	-	-	-	1,000	1,005,870
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	A		-	-	-	-	3,690	1,463,897
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		-	-	-	-	7,500	7,464,375
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR		-	-	1,000	960,520	1,000	960,520
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		-	-	1,000	1,009,760	1,000	1,009,760
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AAA		-	-	1,000	1,005,290	1,000	1,005,290
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		-	-	-	-	1,500	1,274,655
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		-	-	-	-	1,500	1,194,645
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-		-	-	-	-	10,000	9,428,900
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		-	-	-	-	3,000	3,009,090
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA		-	-	-	-	5,500	5,377,460
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA		-	-	-	-	1,500	1,466,580
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA		-	-	-	-	3,000	2,933,160
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		-	-	-	-	4,050	3,091,041
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2034	A		-	-	-	-	3,750	3,728,850
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%	1/1/2028	BBB-		-	-	-	-	1,720	1,749,584
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		-	-	-	-	1,300	1,022,138
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1		-	-	-	-	2,100	2,122,113
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	5,103,050	-	-	5,000	5,103,050
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		1,000	1,004,250	-	-	1,000	1,004,250
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2039	A2		2,000	2,012,140	-	-	2,000	2,012,140
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-(a)		3,680	3,411,507	-	-	3,680	3,411,507
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	2,060,620	-	-	2,000	2,060,620
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AAA		1,850	1,937,690	-	-	1,850	1,937,690
Monroe Cnty PA Hosp Auth Rev Pocono Med Ctr	5.13%	1/1/2037	A-		-	-	1,000	924,870	1,000	924,870
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		-	-	-	-	2,150	2,142,518
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR		-	-	-	-	1,500	1,346,775
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		-	-	-	-	1,440	1,181,246
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		-	-	-	-	1,000	784,200
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		-	-	-	-	5,500	5,581,070
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-		-	-	-	-	9,100	9,110,101
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3		-	-	-	-	10,000	10,543,150
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+		-	-	-	-	1,210	1,227,073
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+		-	-	1,250	1,269,350	1,250	1,269,350
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		-	-	-	-	3,250	3,189,648
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%	11/15/2036	A		-	-	-	-	1,000	882,740
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	A3		-	-	1,000	1,068,000	1,000	1,068,000
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB		-	-	1,000	890,270	1,000	890,270
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		-	-	850	850,144	1,000	1,000,170
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%	11/15/2020	Aa1		-	-	-	-	410	421,484
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		-	-	-	-	1,000	775,260
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		-	-	-	-	1,100	824,076
Sarasota Cnty FL Pub Hosp Brd Sarasota Mem Hosp Ser B (NPFGC)	5.50%	7/1/2028	A1		-	-	-	-	1,905	2,029,835
Sarpy Cnty NE Hosp Auth No 1 Immanuel Hlth Sys Ser B	0.40%#	7/1/2030	A-		-	-	-	-	1,000	1,000,000
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2022	A3		-	-	-	-	1,250	1,213,950
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2023	A3		-	-	-	-	1,000	954,010
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		-	-	1,000	1,096,690	1,000	1,096,690
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,119,876	-	-	1,510	1,119,876
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR		1,000	880,730	-	-	1,000	880,730
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		-	-	-	-	2,000	1,768,700
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		-	-	-	-	3,000	2,845,080
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		-	-	-	-	1,500	1,651,335
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		960	982,042	535	547,284	3,690	3,774,723
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		-	-	-	-	3,000	2,903,430
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		-	-	-	-	3,000	2,538,390
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%	3/1/2021	Baa1		-	-	-	-	500	504,635
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR		-	-	-	-	1,000	891,150
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		-	-	-	-	5	5,076
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		-	-	-	-	1,175	1,187,784
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		-	-	-	-	7,000	7,074,200

See Notes to Pro Forma Combined Financial Statements.

			Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date			Principal Amount (000)	Value	Principal Amount (000)	Value
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR		2,000	1,932,900	-	-
Total				17.94%		227,951,533		18,102,225
Housing
Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR		$-	$-	$-	$-
Allegheny Cnty PA Resdl Fin Auth Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa		-	-	-	-
CT St Hsg Fin Auth Hsg Mtg Fin Ser F Rmkt AMT (AMBAC)	4.90%	11/15/2035	AAA		-	-	1,000	952,310
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	NR		-	-	500	509,660
Dakota Cnty MN Cmnty Dev Agy Hsg & Redev Sing Fam Mtg Bkd Securities Pg Ser A AMT(GNMA/FNMA)	5.85%	10/1/2030	NR		25	25,079	-	-
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		402	398,291	-	-
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+		-	-	-	-
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA		-	-	-	-
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA		-	-	-	-
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA		-	-	-	-
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.875%	12/1/2024	AAA		-	-	-	-
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-(a)		4,300	3,703,977	-	-
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3		-	-	-	-
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.30%	7/1/2028	AAA		-	-	-	-
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		20	20,001	-	-
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Ser A (GNMA)	5.30%	11/20/2049	Aaa		-	-	-	-
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		1,495	1,533,078	-	-
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,510,401	-	-
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		2,700	2,844,342	-	-
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		4,220	4,337,907	-	-
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	225,975	-	-
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		843	825,215	-	-
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		-	-	-	-
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		-	-	-	-
MO St Hsg Dev Commn Rev Multi Fam Hsg Metro Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B-1 AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA		-	-	-	-
OK Hsg Fin Agy Sing Fam Cap Apprec Hmownr Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		1,540	571,032	-	-
OK Hsg Fin Agy Sing Fam Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		670	183,500	-	-
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+		-	-	-	-
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3		-	-	-	-
Tift Cnty GA Dev Auth Student Hsg 2nd ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3		-	-	-	-
Total				2.18%		16,178,798		1,461,970
Lease Obligations
Assoc Cnty GA Commnrs Unref Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		-	-	-	-
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3		-	-	-	-
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3		-	-	-	-
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		1,590	1,609,501	-	-
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	BBB+		5,000	5,035,100	-	-
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A		-	-	-	-
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		2,835	2,378,367	-	-
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	5.00%	6/1/2026	AA		-	-	-	-
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR		-	-	-	-
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	A		-	-	-	-
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA		-	-	-	-
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-		2,350	2,529,845	-	-
Grandview MO COP (NPFGC)(FGIC)	5.00%	1/1/2027	A3		-	-	-	-
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		1,505	1,512,239	-	-
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3		-	-	-	-
Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A		5,000	4,750,050	-	-
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	A1		-	-	-	-
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	A1		-	-	-	-
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser B	5.00%	12/1/2031	A1		-	-	-	-
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	A+		-	-	-	-
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa3		-	-	-	-
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-		-	-	-	-
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		2,500	2,725,175	-	-

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR		-	-	-	-
Total				17.94%		25,833,489		4,338,486
Housing
Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR		$1,000	$876,380	$-	$-
Allegheny Cnty PA Resdl Fin Auth Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa		-	-	-	-
CT St Hsg Fin Auth Hsg Mtg Fin Ser F Rmkt AMT (AMBAC)	4.90%	11/15/2035	AAA		-	-	-	-
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	NR		-	-	-	-
Dakota Cnty MN Cmnty Dev Agy Hsg & Redev Sing Fam Mtg Bkd Securities Pg Ser A AMT(GNMA/FNMA)	5.85%	10/1/2030	NR		-	-	-	-
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		-	-	-	-
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+		1,500	1,645,800	-	-
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA		3,475	3,428,922	-	-
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA		1,000	980,580	-	-
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA		100	93,915	-	-
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.875%	12/1/2024	AAA		100	99,116	-	-
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-(a)		-	-	-	-
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3		-	-	2,000	2,190,120
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.30%	7/1/2028	AAA		-	-	715	715,300
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		-	-	-	-
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Ser A (GNMA)	5.30%	11/20/2049	Aaa		-	-	-	-
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		-	-	-	-
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		-	-	-	-
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		-	-	-	-
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		-	-	-	-
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		-	-	-	-
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		-	-	-	-
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		-	-	-	-
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		-	-	-	-
MO St Hsg Dev Commn Rev Multi Fam Hsg Metro Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA		-	-	-	-
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B-1 AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA		-	-	-	-
OK Hsg Fin Agy Sing Fam Cap Apprec Hmownr Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		-	-	-	-
OK Hsg Fin Agy Sing Fam Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		-	-	-	-
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+		-	-	-	-
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3		2,000	1,889,240	-	-
Tift Cnty GA Dev Auth Student Hsg 2nd ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3		665	658,111	-	-
Total				2.18%		9,672,064		2,905,420
Lease Obligations
Assoc Cnty GA Commnrs Unref Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		10	10,150	-	-
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3		1,275	1,258,858	-	-
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3		1,170	1,093,856	-	-
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		-	-	-	-
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	BBB+		-	-	-	-
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A		-	-	-	-
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		-	-	-	-
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	5.00%	6/1/2026	AA		1,040	1,065,043	-	-
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR		750	751,890	-	-
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	A		1,000	1,006,780	-	-
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA		1,735	1,935,132	-	-
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-		-	-	-	-
Grandview MO COP (NPFGC)(FGIC)	5.00%	1/1/2027	A3		-	-	-	-
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		-	-	-	-
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3		-	-	1,805	1,866,153
Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A		-	-	-	-
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	A1		-	-	-	-
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	A1		-	-	-	-
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser B	5.00%	12/1/2031	A1		-	-	-	-
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	A+		-	-	-	-
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa3		-	-	-	-
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-		-	-	-	-
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date			Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR		-	-	-	-	2,000	1,932,900
Total				17.94%		26,896,893		17,768,188		320,890,814
Housing
Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR		$-	$-	$-	$-	$1,000	$876,380
Allegheny Cnty PA Resdl Fin Auth Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa		-	-	980	927,835	980	927,835
CT St Hsg Fin Auth Hsg Mtg Fin Ser F Rmkt AMT (AMBAC)	4.90%	11/15/2035	AAA		-	-	-	-	1,000	952,310
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	NR		-	-	-	-	500	509,660
Dakota Cnty MN Cmnty Dev Agy Hsg & Redev Sing Fam Mtg Bkd Securities Pg Ser A AMT(GNMA/FNMA)	5.85%	10/1/2030	NR		-	-	-	-	25	25,079
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		-	-	-	-	402	398,291
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+		-	-	-	-	1,500	1,645,800
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA		-	-	-	-	3,475	3,428,922
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA		-	-	-	-	1,000	980,580
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA		-	-	-	-	100	93,915
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.875%	12/1/2024	AAA		-	-	-	-	100	99,116
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-(a)		-	-	-	-	4,300	3,703,977
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3		-	-	-	-	2,000	2,190,120
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.30%	7/1/2028	AAA		-	-	-	-	715	715,300
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		-	-	-	-	20	20,001
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Ser A (GNMA)	5.30%	11/20/2049	Aaa		1,000	1,004,880	-	-	1,000	1,004,880
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		-	-	-	-	1,495	1,533,078
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		-	-	-	-	2,195	1,510,401
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		-	-	-	-	2,700	2,844,342
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		-	-	-	-	4,220	4,337,907
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		-	-	-	-	1,250	225,975
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		-	-	-	-	843	825,215
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		1,500	1,364,145	-	-	1,500	1,364,145
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		530	502,202	-	-	530	502,202
MO St Hsg Dev Commn Rev Multi Fam Hsg Metro Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA		615	602,897	-	-	615	602,897
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		440	460,904	-	-	440	460,904
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA		1,465	1,509,096	-	-	1,465	1,509,096
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA		1,210	1,207,205	-	-	1,210	1,207,205
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B-1 AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA		385	384,188	-	-	385	384,188
OK Hsg Fin Agy Sing Fam Cap Apprec Hmownr Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		-	-	-	-	1,540	571,032
OK Hsg Fin Agy Sing Fam Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		-	-	-	-	670	183,500
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+		-	-	820	825,223	820	825,223
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3		-	-	-	-	2,000	1,889,240
Tift Cnty GA Dev Auth Student Hsg 2nd ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3		-	-	-	-	665	658,111
Total				2.18%		7,035,517		1,753,058		39,006,827
Lease Obligations
Assoc Cnty GA Commnrs Unref Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		-	-	-	-	10	10,150
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3		-	-	-	-	1,275	1,258,858
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3		-	-	-	-	1,170	1,093,856
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		-	-	-	-	1,590	1,609,501
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	BBB+		-	-	-	-	5,000	5,035,100
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A		1,000	1,067,270	-	-	1,000	1,067,270
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		-	-	-	-	2,835	2,378,367
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	5.00%	6/1/2026	AA		-	-	-	-	1,040	1,065,043
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR		-	-	-	-	750	751,890
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	A		-	-	-	-	1,000	1,006,780
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA		-	-	-	-	1,735	1,935,132
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-		-	-	-	-	2,350	2,529,845
Grandview MO COP (NPFGC)(FGIC)	5.00%	1/1/2027	A3		1,700	1,715,436	-	-	1,700	1,715,436
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		-	-	-	-	1,505	1,512,239
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3		-	-	-	-	1,805	1,866,153
Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A		-	-	-	-	5,000	4,750,050
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	A1		1,500	1,561,095	-	-	1,500	1,561,095
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	A1		1,385	1,503,861	-	-	1,385	1,503,861
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser B	5.00%	12/1/2031	A1		1,000	1,015,200	-	-	1,000	1,015,200
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	A+		2,000	2,109,740	-	-	2,000	2,109,740
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa3		3,500	3,628,695	-	-	3,500	3,628,695
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-		585	504,054	-	-	585	504,054
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		-	-	-	-	2,500	2,725,175

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-		-	-	-	-
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A		3,000	3,021,240	-	-
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A		-	-	-	-
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A-		3,000	3,212,880	-	-
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	Baa1		$870	$918,172	$-	$-
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	Baa1		1,000	1,061,740	-	-
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1		1,000	1,057,750	-	-
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR		-	-	1,000	964,950
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		-	-	-	-
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	BBB-		-	-	-	-
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		1,000	1,072,960	-	-
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1		-	-	-	-
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AAA		-	-	-	-
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		1,300	1,491,204	-	-
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		-	-	-	-
Total				4.08%		32,376,223		964,950
Other Revenue
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	2,890,230	-	-
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		1,000	809,120	-	-
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		1,000	784,020	-	-
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,364,761	-	-
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	A		1,400	758,954	-	-
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		7,000	7,207,550	-	-
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		3,000	3,102,510	-	-
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+(a)		750	646,710	-	-
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+(a)		500	423,695	-	-
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	740,500	-	-
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,038,045	-	-
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,000	795,180	-	-
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,158,228	-	-
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	868,690	-	-
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,187,419	-	-
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		845	649,974	-	-
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	785,075	-	-
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A		-	-	-	-
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AAA		-	-	1,750	1,826,003
CT St Hlth & Edl Facs Auth Greater Hartford YMCA Ser B	0.30%#	7/1/2038	Aa3		-	-	1,000	1,000,000
CT St Hlth & Edl Facs Auth Trinity College Ser H (NPFGC)	4.75%	7/1/2023	A+		-	-	1,030	1,063,825
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,046,701	-	-
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A		1,500	1,521,510	-	-
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	Aa3		270	276,116	-	-
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA		-	-	-	-
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA		-	-	-	-
LA Loc Govt Envr Facs Cmnty Dev Auth Pkg Facs Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	NR		1,500	1,510,290	-	-
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,286,768	-	-
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,146,999	-	-
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		2,200	996,512	-	-
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,400	1,048,852	-	-
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%#	4/1/2014	A+		4,800	4,429,152	-	-
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A		3,000	1,194,780	-	-
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,700	306,238	-	-
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		300	249,720	-	-
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		250	186,988	-	-
MO St Brd of Pub Bldgs Spl Ser A	5.00%	10/15/2027	AA+		-	-	-	-
MO St Dev Fin Brd Cultural Facs Ser B	5.00%	6/1/2037	AAA		-	-	-	-
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A		-	-	-	-
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2		-	-	-	-
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2		-	-	-	-
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-		-	-	-	-
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,389,005	-	-
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	733,945	-	-
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,101,884	-	-
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-		-	-	-	-
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		-	-	-	-
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		-	-	-	-
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		-	-	-	-
See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-		-	-	-	-
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A		-	-	-	-
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A		-	-	-	-
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A-		-	-	-	-
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	Baa1		$-	$-	$-	$-
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	Baa1		-	-	-	-
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1		-	-	-	-
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR		-	-	1,000	964,950
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	915,560	-	-
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-		1,000	1,080,580	1,000	1,080,580
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	BBB-		-	-	-	-
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		-	-	-	-
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1		-	-	-	-
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AAA		-	-	-	-
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		-	-	-	-
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		-	-	-	-
Total				4.08%		9,117,849		3,911,683
Other Revenue
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		-	-	-	-
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		-	-	-	-
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		-	-	-	-
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		-	-	-	-
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	A		-	-	-	-
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		-	-	-	-
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		-	-	-	-
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+(a)		-	-	-	-
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+(a)		-	-	-	-
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		-	-	-	-
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		-	-	-	-
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		-	-	-	-
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		-	-	-	-
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		-	-	-	-
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		-	-	-	-
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		-	-	-	-
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		-	-	-	-
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A		1,000	1,081,750	-	-
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AAA		-	-	-	-
CT St Hlth & Edl Facs Auth Greater Hartford YMCA Ser B	0.30%#	7/1/2038	Aa3		-	-	-	-
CT St Hlth & Edl Facs Auth Trinity College Ser H (NPFGC)	4.75%	7/1/2023	A+		-	-	-	-
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		-	-	-	-
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A		500	507,170	-	-
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	Aa3		-	-	-	-
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA		-	-	-	-
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA		-	-	-	-
LA Loc Govt Envr Facs Cmnty Dev Auth Pkg Facs Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	NR		-	-	-	-
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		-	-	-	-
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		-	-	-	-
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		-	-	-	-
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		-	-	-	-
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%#	4/1/2014	A+		-	-	-	-
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A		-	-	-	-
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		-	-	-	-
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		-	-	-	-
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		-	-	-	-
MO St Brd of Pub Bldgs Spl Ser A	5.00%	10/15/2027	AA+		-	-	-	-
MO St Dev Fin Brd Cultural Facs Ser B	5.00%	6/1/2037	AAA		-	-	-	-
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A		-	-	-	-
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2		-	-	-	-
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2		-	-	-	-
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-		-	-	-	-
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		-	-	-	-
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		-	-	-	-
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		-	-	-	-
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-		-	-	-	-
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		-	-	-	-
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		-	-	-	-
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
					Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-		3,300	3,352,635	-	-	3,300	3,352,635
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A		-	-	-	-	3,000	3,021,240
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A		1,220	1,118,703	-	-	1,220	1,118,703
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A-		-	-	-	-	3,000	3,212,880
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	Baa1		$-	$-	$-	$-	$870	$918,172
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	Baa1		-	-	-	-	1,000	1,061,740
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1		-	-	1,000	1,057,750	2,000	2,115,500
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR		-	-	-	-	2,000	1,929,900
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		-	-	-	-	1,000	915,560
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		-	-	595	601,331	595	601,331
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-		1,000	1,080,580	-	-	3,000	3,241,740
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	BBB-		2,465	2,381,363	-	-	2,465	2,381,363
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		-	-	-	-	1,000	1,072,960
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1		500	492,820	-	-	500	492,820
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AAA		1,675	1,802,116	-	-	1,675	1,802,116
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		-	-	-	-	1,300	1,491,204
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		-	-	1,475	1,513,645	1,475	1,513,645
Total				4.08%		23,333,568		3,172,726		72,876,999
Other Revenue
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		-	-	-	-	3,500	2,890,230
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		-	-	-	-	1,000	809,120
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		-	-	-	-	1,000	784,020
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		-	-	-	-	1,455	1,364,761
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	A		-	-	-	-	1,400	758,954
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		-	-	-	-	7,000	7,207,550
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		-	-	-	-	3,000	3,102,510
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+(a)		-	-	-	-	750	646,710
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+(a)		-	-	-	-	500	423,695
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		-	-	-	-	1,000	740,500
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		-	-	-	-	1,500	1,038,045
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		-	-	-	-	1,000	795,180
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		-	-	-	-	2,325	2,158,228
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		-	-	-	-	1,000	868,690
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		-	-	-	-	1,215	1,187,419
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		-	-	-	-	845	649,974
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		-	-	-	-	925	785,075
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A		-	-	-	-	1,000	1,081,750
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AAA		-	-	-	-	1,750	1,826,003
CT St Hlth & Edl Facs Auth Greater Hartford YMCA Ser B	0.30%#	7/1/2038	Aa3		-	-	-	-	1,000	1,000,000
CT St Hlth & Edl Facs Auth Trinity College Ser H (NPFGC)	4.75%	7/1/2023	A+		-	-	-	-	1,030	1,063,825
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		-	-	-	-	1,535	1,046,701
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A		-	-	-	-	2,000	2,028,680
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	Aa3		-	-	-	-	270	276,116
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA		1,000	1,078,740	-	-	1,000	1,078,740
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA		1,860	1,991,855	-	-	1,860	1,991,855
LA Loc Govt Envr Facs Cmnty Dev Auth Pkg Facs Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	NR		-	-	-	-	1,500	1,510,290
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		-	-	-	-	1,465	1,286,768
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		-	-	-	-	2,580	2,146,999
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		-	-	-	-	2,200	996,512
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		-	-	-	-	1,400	1,048,852
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.944%#	4/1/2014	A+		-	-	-	-	4,800	4,429,152
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A		-	-	-	-	3,000	1,194,780
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		-	-	-	-	1,700	306,238
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		-	-	-	-	300	249,720
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		-	-	-	-	250	186,988
MO St Brd of Pub Bldgs Spl Ser A	5.00%	10/15/2027	AA+		2,500	2,603,950	-	-	2,500	2,603,950
MO St Dev Fin Brd Cultural Facs Ser B	5.00%	6/1/2037	AAA		3,000	3,120,480	-	-	3,000	3,120,480
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A		1,000	976,830	-	-	1,000	976,830
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2		1,000	857,910	-	-	1,000	857,910
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2		1,000	985,300	-	-	1,000	985,300
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-		235	249,612	-	-	235	249,612
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		-	-	-	-	6,500	7,389,005
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		-	-	-	-	825	733,945
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		-	-	-	-	1,400	1,101,884
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-		-	-	1,000	869,320	1,000	869,320
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		-	-	1,000	827,910	1,000	827,910
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		-	-	1,000	765,170	1,000	765,170
Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		-	-	1,370	1,133,716	1,370	1,133,716

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB(a)		4,500	3,808,215	-	-
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB(a)		2,000	1,552,720	-	-
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		1,000	736,520	-	-
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser D GTD	5.25%	7/1/2036	BBB-		-	-	1,000	961,380
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	A		$1,000	$978,960	$-	$-
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,241,200	-	-
Spokane WA Pub Facs Dist (NPFGC)	5.75%	12/1/2028	A+		975	1,032,398	-	-
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	602,798	-	-
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	465,980	-	-
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	761,260	-	-
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	NR		-	-	-	-
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		5,000	4,720,700	-	-
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	Baa1		450	470,300	-	-
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		1,230	998,170	-	-
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,099,543	-	-
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		1,000	834,810	-	-
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA		2,000	2,041,680	-	-
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	847,470	-	-
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	533,487	-	-
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		255	239,924	-	-
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,800	1,503,360	-	-
Total				5.77%		79,105,616		4,851,208
Pre-Refunded
Adrian MI City Sch Dist (AGM)	5.00%	5/1/2034	AAA		1,500	1,697,610	-	-
Assoc Cnty GA Commnrs Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		-	-	-	-
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1		-	-	-	-
Atlanta GA ETM	5.60%	12/1/2015	A1		-	-	-	-
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-		-	-	500	529,080
Cape Girardeau Cnty MO Indl Dev Auth Southeast MO Hosp	5.75%	6/1/2032	NR		-	-	-	-
CO Hlth Facs Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	NR		2,000	2,204,160	-	-
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A		565	422,693	-	-
CT St Hlth & Edl Facs Auth CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA		-	-	750	825,307
CT St Ser B	5.60%	6/15/2020	Aa3		-	-	250	252,433
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	6.00%	6/1/2030	AA		2,500	2,546,875	-	-
GA Private Colleges & Univs Auth Mercer Univ Pj	5.75%	10/1/2031	Baa2		-	-	-	-
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+		-	-	-	-
Honolulu HI City & Cnty Brd Wtr Supply (AGM)	5.25%	7/1/2031	AAA		-	-	-	-
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2		-	-	-	-
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR		5,400	6,182,298	-	-
MD St Hlth & Higher Edl Facs Auth North Arundel Hosp	6.50%	7/1/2026	NR		1,000	1,024,460	-	-
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	6.75%	7/1/2030	NR		1,950	1,999,081	-	-
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A2		2,000	1,212,620	-	-
Miami-Dade Cnty FL Expwy Auth (FGIC)	6.375%	7/1/2029	A3		1,000	1,024,170	-	-
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	6.00%	9/1/2033	AAA		3,000	3,575,610	-	-
MO St Hlth & Edl Facs Auth Webster Univ (NPFGC)	5.25%	4/1/2021	A3		-	-	-	-
New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A-		-	-	30	34,934
New Haven CT Ser C ETM (NPFGC)	5.00%	11/1/2021	A		-	-	10	11,085
New Haven CT Unref Bal Ser A (AMBAC)	5.00%	11/1/2021	A-		-	-	970	1,045,534
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA		1,000	1,121,790	-	-
PA Conv Ctr Auth Ser A ETM (FGIC)	6.70%	9/1/2016	AAA		-	-	-	-
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A		-	-	-	-
Philadelphia PA Sch Dist Ser A (AGM)	5.75%	2/1/2019	AAA		-	-	-	-
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3		-	-	-	-
Philadelphia PA Sch Dist Ser D (FGIC)	5.25%	6/1/2034	Aa3		-	-	-	-
Phoenix AZ Civic Impt Corp Jr Lien (FGIC)	6.00%	7/1/2024	AA+		2,400	2,456,472	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.75%	7/1/2041	AAA		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser D (FSA)	5.00%	7/1/2032	AAA		-	-	410	447,507
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa		-	-	-	-
Puerto Rico Comwlth Infrastr Fing Auth Ser A	5.50%	10/1/2032	AAA		-	-	-	-
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		-	-	-	-
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA		-	-	-	-
Puerto Rico Elec Pwr Auth Ser II	5.25%	7/1/2031	A3		-	-	1,000	1,105,630
Puerto Rico Elec Pwr Auth Ser NN (NPFGC)	5.00%	7/1/2032	AAA		-	-	1,500	1,681,890
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	BBB-		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		1,000	1,140,330	-	-
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa		-	-	750	809,130
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2020	A2		1,210	1,238,326	-	-
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2028	A2		1,200	1,228,092	-	-
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,123,360	-	-
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa		-	-	-	-
SC Jobs Econ Dev Auth Impt Palmetto Hlth Alliance A	7.375%	12/15/2021	NR		2,000	2,134,660	-	-
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		1,780	2,057,413	-	-
St. Louis MO Arpt Rev Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA		-	-	-	-
St. Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB(a)		-	-	-	-
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB(a)		-	-	-	-
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser D GTD	5.25%	7/1/2036	BBB-		-	-	-	-
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	A		$-	$-	$-	$-
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		-	-	-	-
Spokane WA Pub Facs Dist (NPFGC)	5.75%	12/1/2028	A+		-	-	-	-
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		-	-	-	-
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		-	-	-	-
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		-	-	-	-
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	NR		-	-	-	-
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		-	-	-	-
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	Baa1		-	-	-	-
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		-	-	-	-
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		-	-	-	-
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		-	-	-	-
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA		-	-	-	-
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		-	-	-	-
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		-	-	-	-
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		-	-	-	-
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		-	-	-	-
Total				5.77%		1,588,920		-
Pre-Refunded
Adrian MI City Sch Dist (AGM)	5.00%	5/1/2034	AAA		-	-	-	-
Assoc Cnty GA Commnrs Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		15	15,340	-	-
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1		1,000	1,114,740	-	-
Atlanta GA ETM	5.60%	12/1/2015	A1		95	104,091	-	-
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-		-	-	-	-
Cape Girardeau Cnty MO Indl Dev Auth Southeast MO Hosp	5.75%	6/1/2032	NR		-	-	-	-
CO Hlth Facs Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	NR		-	-	-	-
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A		230	172,070	-	-
CT St Hlth & Edl Facs Auth CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA		-	-	-	-
CT St Ser B	5.60%	6/15/2020	Aa3		-	-	-	-
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	6.00%	6/1/2030	AA		-	-	-	-
GA Private Colleges & Univs Auth Mercer Univ Pj	5.75%	10/1/2031	Baa2		500	546,450	-	-
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+		-	-	1,045	1,110,072
Honolulu HI City & Cnty Brd Wtr Supply (AGM)	5.25%	7/1/2031	AAA		-	-	100	105,922
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2		-	-	1,000	1,210,980
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR		-	-	-	-
MD St Hlth & Higher Edl Facs Auth North Arundel Hosp	6.50%	7/1/2026	NR		-	-	-	-
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	6.75%	7/1/2030	NR		-	-	-	-
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A2		-	-	-	-
Miami-Dade Cnty FL Expwy Auth (FGIC)	6.375%	7/1/2029	A3		-	-	-	-
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	6.00%	9/1/2033	AAA		-	-	-	-
MO St Hlth & Edl Facs Auth Webster Univ (NPFGC)	5.25%	4/1/2021	A3		-	-	-	-
New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A-		-	-	-	-
New Haven CT Ser C ETM (NPFGC)	5.00%	11/1/2021	A		-	-	-	-
New Haven CT Unref Bal Ser A (AMBAC)	5.00%	11/1/2021	A-		-	-	-	-
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA		-	-	-	-
PA Conv Ctr Auth Ser A ETM (FGIC)	6.70%	9/1/2016	AAA		-	-	-	-
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A		-	-	-	-
Philadelphia PA Sch Dist Ser A (AGM)	5.75%	2/1/2019	AAA		-	-	-	-
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3		-	-	-	-
Philadelphia PA Sch Dist Ser D (FGIC)	5.25%	6/1/2034	Aa3		-	-	-	-
Phoenix AZ Civic Impt Corp Jr Lien (FGIC)	6.00%	7/1/2024	AA+		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA		-	-	1,000	1,090,000
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.75%	7/1/2041	AAA		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser D (FSA)	5.00%	7/1/2032	AAA		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa		-	-	1,000	1,186,800
Puerto Rico Comwlth Infrastr Fing Auth Ser A	5.50%	10/1/2032	AAA		-	-	200	207,096
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		370	403,848	-	-
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA		620	726,851	-	-
Puerto Rico Elec Pwr Auth Ser II	5.25%	7/1/2031	A3		-	-	-	-
Puerto Rico Elec Pwr Auth Ser NN (NPFGC)	5.00%	7/1/2032	AAA		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		-	-	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-		915	995,227	1,465	1,593,451
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	BBB-		1,185	1,292,160	-	-
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		-	-	-	-
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa		-	-	-	-
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2020	A2		-	-	-	-
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2028	A2		-	-	-	-
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-		-	-	-	-
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa		1,000	617,510	-	-
SC Jobs Econ Dev Auth Impt Palmetto Hlth Alliance A	7.375%	12/15/2021	NR		-	-	-	-
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		-	-	-	-
St. Louis MO Arpt Rev Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA		-	-	-	-
St. Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR		-	-	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB(a)		-	-	-	-	4,500	3,808,215
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB(a)		-	-	-	-	2,000	1,552,720
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		-	-	-	-	1,000	736,520
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser D GTD	5.25%	7/1/2036	BBB-		-	-	-	-	1,000	961,380
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	A		$-	$-	$-	$-	$1,000	$978,960
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		-	-	-	-	5,000	4,241,200
Spokane WA Pub Facs Dist (NPFGC)	5.75%	12/1/2028	A+		-	-	-	-	975	1,032,398
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		-	-	-	-	700	602,798
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	465,980	-	-	1,150	931,960
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	761,260	-	-	2,000	1,522,520
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	NR		2,000	949,820	-	-	2,000	949,820
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		-	-	-	-	5,000	4,720,700
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	Baa1		-	-	-	-	450	470,300
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		-	-	-	-	1,230	998,170
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		-	-	-	-	1,145	1,099,543
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		-	-	-	-	1,000	834,810
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA		-	-	-	-	2,000	2,041,680
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		-	-	-	-	1,000	847,470
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		-	-	-	-	650	533,487
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		-	-	-	-	255	239,924
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		-	-	-	-	1,800	1,503,360
Total				5.77%		14,041,737		3,596,116		103,183,597
Pre-Refunded
Adrian MI City Sch Dist (AGM)	5.00%	5/1/2034	AAA		-	-	-	-	1,500	1,697,610
Assoc Cnty GA Commnrs Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		-	-	-	-	15	15,340
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East Issue	5.50%	11/15/2032	A1		-	-	-	-	1,000	1,114,740
Atlanta GA ETM	5.60%	12/1/2015	A1		-	-	-	-	95	104,091
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-		-	-	-	-	500	529,080
Cape Girardeau Cnty MO Indl Dev Auth Southeast MO Hosp	5.75%	6/1/2032	NR		1,340	1,469,766	-	-	1,340	1,469,766
CO Hlth Facs Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	NR		-	-	-	-	2,000	2,204,160
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A		-	-	-	-	795	594,763
CT St Hlth & Edl Facs Auth CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA		-	-	-	-	750	825,307
CT St Ser B	5.60%	6/15/2020	Aa3		-	-	-	-	250	252,433
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	6.00%	6/1/2030	AA		-	-	-	-	2,500	2,546,875
GA Private Colleges & Univs Auth Mercer Univ Pj	5.75%	10/1/2031	Baa2		-	-	-	-	500	546,450
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+		-	-	-	-	1,045	1,110,072
Honolulu HI City & Cnty Brd Wtr Supply (AGM)	5.25%	7/1/2031	AAA		-	-	-	-	100	105,922
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2		-	-	-	-	1,000	1,210,980
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR		-	-	-	-	5,400	6,182,298
MD St Hlth & Higher Edl Facs Auth North Arundel Hosp	6.50%	7/1/2026	NR		-	-	-	-	1,000	1,024,460
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	6.75%	7/1/2030	NR		-	-	-	-	1,950	1,999,081
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A2		-	-	-	-	2,000	1,212,620
Miami-Dade Cnty FL Expwy Auth (FGIC)	6.375%	7/1/2029	A3		-	-	-	-	1,000	1,024,170
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	6.00%	9/1/2033	AAA		-	-	-	-	3,000	3,575,610
MO St Hlth & Edl Facs Auth Webster Univ (NPFGC)	5.25%	4/1/2021	A3		2,000	2,002,460	-	-	2,000	2,002,460
New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A-		-	-	-	-	30	34,934
New Haven CT Ser C ETM (NPFGC)	5.00%	11/1/2021	A		-	-	-	-	10	11,085
New Haven CT Unref Bal Ser A (AMBAC)	5.00%	11/1/2021	A-		-	-	-	-	970	1,045,534
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA		-	-	-	-	1,000	1,121,790
PA Conv Ctr Auth Ser A ETM (FGIC)	6.70%	9/1/2016	AAA		-	-	770	885,038	770	885,038
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A		-	-	1,715	2,039,855	1,715	2,039,855
Philadelphia PA Sch Dist Ser A (AGM)	5.75%	2/1/2019	AAA		-	-	450	469,710	450	469,710
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3		-	-	1,000	1,105,030	1,000	1,105,030
Philadelphia PA Sch Dist Ser D (FGIC)	5.25%	6/1/2034	Aa3		-	-	2,000	2,293,860	2,000	2,293,860
Phoenix AZ Civic Impt Corp Jr Lien (FGIC)	6.00%	7/1/2024	AA+		-	-	-	-	2,400	2,456,472
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA		-	-	-	-	1,000	1,090,000
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.75%	7/1/2041	AAA		1,000	1,101,010	-	-	1,000	1,101,010
Puerto Rico Comwlth Hwy & Transn Auth Ser D (FSA)	5.00%	7/1/2032	AAA		-	-	-	-	410	447,507
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa		-	-	-	-	1,000	1,186,800
Puerto Rico Comwlth Infrastr Fing Auth Ser A	5.50%	10/1/2032	AAA		-	-	-	-	200	207,096
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		-	-	-	-	370	403,848
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA		-	-	-	-	620	726,851
Puerto Rico Elec Pwr Auth Ser II	5.25%	7/1/2031	A3		-	-	-	-	1,000	1,105,630
Puerto Rico Elec Pwr Auth Ser NN (NPFGC)	5.00%	7/1/2032	AAA		-	-	-	-	1,500	1,681,890
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		35	39,734	-	-	35	39,734
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-		-	-	-	-	2,380	2,588,678
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	BBB-		-	-	-	-	1,185	1,292,160
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		-	-	1,000	1,140,330	2,000	2,280,660
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa		-	-	-	-	750	809,130
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2020	A2		-	-	-	-	1,210	1,238,326
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2028	A2		-	-	-	-	1,200	1,228,092
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-		-	-	-	-	1,000	1,123,360
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa		-	-	-	-	1,000	617,510
SC Jobs Econ Dev Auth Impt Palmetto Hlth Alliance A	7.375%	12/15/2021	NR		-	-	-	-	2,000	2,134,660
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		-	-	-	-	1,780	2,057,413
St. Louis MO Arpt Rev Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA		2,000	2,114,600	-	-	2,000	2,114,600
St. Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR		1,500	1,614,195	-	-	1,500	1,614,195

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,397,538	-	-
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA		2,000	2,158,300	-	-
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1		1,500	1,648,545	-	-
Univ of HI Univ Sys Rev Ser A (FGIC)	5.125%	7/15/2032	Aa3		-	-	-	-
Univ of HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3		-	-	-	-
Upper Trinity TX Regl Wtr Dist Regl Treated Wtr Supply Sys Ser A (FGIC)	6.00%	8/1/2026	A-		$3,025	$ 3,079,904	$-	$ -
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A		1,000	1,150,600	-	-
Waterbury CT Ser A (AGM)	5.125%	4/1/2022	AAA		-	-	2,250	2,437,627
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3		2,000	2,524,200	-	-

Total				4.94%		46,349,107		9,180,157

Special Tax
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		1,000	1,045,100	-	-

Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR		1,000	787,630	-	-
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,000	829,950	-	-
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A		-	-	-	-
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR		-	-	-	-
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		1,000	976,670	-	-
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		1,500	1,492,530	-	-
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		965	831,946	-	-
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		1,430	1,170,870	-	-
CA St Unref Bal	5.25%	4/1/2034	A-		5	4,847	-	-

Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR		1,035	672,232	-	-
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR		740	278,062	-	-
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA		-	-	1,500	1,631,985
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR		2,445	1,266,437	-	-
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A2		-	-	-	-

Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		5,000	4,857,000	-	-
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB		-	-	-	-
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR		-	-	-	-
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR		675	308,401	-	-
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-		1,605	1,665,653	-	-
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR		2,100	1,400,763	-	-
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		2,000	1,788,300	-	-
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR		-	-	-	-
Puerto Rico Comwlth Infrastr Fing Auth Ser B	5.00%	7/1/2046	BBB+		-	-	-	-
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+		-	-	-	-
Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB		-	-	-	-
Salida CA Area Pub Facs Fing Agy No 1998-1 (AGM)	5.25%	9/1/2028	AAA		130	130,016	-	-
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		2,500	2,654,075	-	-
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR		1,000	845,950	-	-
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR		-	-	-	-

Total				2.09%		23,006,432		1,631,985

Tax Revenue
Bi-State Dev Agy of the MO-IL Metro Dist Metrolink Cross Cnty Extension (AG)(b)	5.00%	10/1/2039	AAA		-	-	-	-
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AAA		-	-	-	-
CA St Econ Recovery Ser A	5.00%	7/1/2018	A+		3,000	3,310,380	-	-
CA St Econ Recovery Ser A	5.00%	7/1/2020	A+		2,040	2,217,459	-	-
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+		4,000	4,200,560	-	-
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA		9,645	10,548,262	-	-
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA		6,135	6,709,548	-	-
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA		7,160	7,830,540	-	-
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-		3,000	3,288,180	-	-

Metro Atlanta GA Rapid Transit Auth Ser A (FGIC)(NPFGC)	5.25%	7/1/2028	AA+		-	-	-	-

Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA		-	-	-	-
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB		2,000	1,923,440	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA		5,000	5,330,050	-	-

Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+		5,000	5,277,650	-	-
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+		-	-	1,000	1,032,660
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+		-	-	-	-

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA		-	-	6,320	6,361,902
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-		-	-	1,000	993,000
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		500	540,835	-	-
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		500	541,095	-	-

Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		500	381,360	-	-
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR		-	-	-	-
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+		1,000	988,020	-	-
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		5,000	5,379,625	-	-
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	A		-	-	-	-
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A		-	-	1,500	1,505,760
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB		-	-	-	-
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB		-	-	500	458,055

Total				7.08%		58,467,004		10,351,377

Tobacco
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB		2,940	2,275,619	-	-
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB		6,500	5,493,410	-	-

See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR		-	-	-	-
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA		-	-	-	-
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1		-	-	-	-
Univ of HI Univ Sys Rev Ser A (FGIC)	5.125%	7/15/2032	Aa3		-	-	1,100	1,203,620
Univ of HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3		-	-	2,500	2,756,550
Upper Trinity TX Regl Wtr Dist Regl Treated Wtr Supply Sys Ser A (FGIC)	6.00%	8/1/2026	A-		$-	$-	$-	$-
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A		-	-	-	-
Waterbury CT Ser A (AGM)	5.125%	4/1/2022	AAA		-	-	-	-
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3		-	-	-	-

Total				4.94%		5,988,287		10,464,491

Special Tax
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		-	-	-	-

Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR		-	-	-	-
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		-	-	-	-
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A		1,105	1,176,460	-	-
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR		1,000	1,015,570	-	-
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		-	-	-	-
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		-	-	-	-
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		-	-	-	-
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		-	-	-	-
CA St Unref Bal	5.25%	4/1/2034	A-		-	-	-	-

Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR		-	-	-	-
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR		-	-	-	-
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA		-	-	-	-
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR		-	-	-	-
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A2		-	-	3,000	3,113,340

Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		-	-	-	-
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB		-	-	-	-
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR		-	-	-	-
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR		-	-	-	-
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-		-	-	-	-
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR		-	-	-	-
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		-	-	-	-
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR		-	-	-	-
Puerto Rico Comwlth Infrastr Fing Auth Ser B	5.00%	7/1/2046	BBB+		-	-	1,000	908,680
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+		-	-	1,475	1,461,460
Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB		-	-	-	-
Salida CA Area Pub Facs Fing Agy No 1998-1 (AGM)	5.25%	9/1/2028	AAA		-	-	-	-
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		-	-	-	-
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR		-	-	-	-
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR		-	-	-	-

Total				2.09%		2,192,030		5,483,480

Tax Revenue
Bi-State Dev Agy of the MO-IL Metro Dist Metrolink Cross Cnty Extension (AG)(b)	5.00%	10/1/2039	AAA		-	-	-	-
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AAA		-	-	-	-
CA St Econ Recovery Ser A	5.00%	7/1/2018	A+		-	-	-	-
CA St Econ Recovery Ser A	5.00%	7/1/2020	A+		-	-	-	-
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+		-	-	-	-
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA		-	-	-	-
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA		-	-	-	-
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA		-	-	-	-
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-		-	-	-	-

Metro Atlanta GA Rapid Transit Auth Ser A (FGIC)(NPFGC)	5.25%	7/1/2028	AA+		1,500	1,705,365	-	-

Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA		465	533,113	-	-
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB		-	-	-	-
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA		-	-	-	-

Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+		-	-	-	-
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+		2,000	2,065,320	1,500	1,548,990
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+		-	-	2,500	2,788,250

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA		-	-	6,870	6,915,548
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-		750	744,750	1,000	993,000
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		-	-	-	-
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		-	-	-	-

Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		-	-	-	-
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR		-	-	-	-
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+		-	-	-	-
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		-	-	-	-
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	A		-	-	500	436,725
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A		-	-	1,000	1,003,840
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB		500	506,785	-	-
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB		1,000	916,110	750	687,082

Total				7.08%		6,471,443		14,373,435

Tobacco
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB		-	-	-	-
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB		-	-	-	-
See Notes to Pro Forma Combined Financial Statements.

			Credit	% of Net Assets National Tax Free	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR		-	-	-	-	1,250	1,397,538
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA		-	-	-	-	2,000	2,158,300
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1		-	-	-	-	1,500	1,648,545
Univ of HI Univ Sys Rev Ser A (FGIC)	5.125%	7/15/2032	Aa3		-	-	-	-	1,100	1,203,620
Univ of HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3		-	-	-	-	2,500	2,756,550
Upper Trinity TX Regl Wtr Dist Regl Treated Wtr Supply Sys Ser A (FGIC)	6.00%	8/1/2026	A-		$-	$-	$-	$-	$3,025	$ 3,079,904
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A		-	-	-	-	1,000	1,150,600
Waterbury CT Ser A (AGM)	5.125%	4/1/2022	AAA		-	-	-	-	2,250	2,437,627
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3		-	-	-	-	2,000	2,524,200

Total				4.94%		8,341,765		7,933,823		88,257,630

Special Tax
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		-	-	-	-	1,000	1,045,100

Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR		-	-	-	-	1,000	787,630
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		-	-	-	-	1,000	829,950
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A		-	-	-	-	1,105	1,176,460
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR		-	-	-	-	1,000	1,015,570
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		-	-	-	-	1,000	976,670
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		-	-	-	-	1,500	1,492,530
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		-	-	-	-	965	831,946
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		1,375	1,125,836	-	-	2,805	2,296,706
CA St Unref Bal	5.25%	4/1/2034	A-		-	-	-	-	5	4,847

Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR		-	-	-	-	1,035	672,232
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR		-	-	-	-	740	278,062
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA		-	-	-	-	1,500	1,631,985
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR		-	-	-	-	2,445	1,266,437
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A2		-	-	-	-	3,000	3,113,340

Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		-	-	-	-	5,000	4,857,000
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB		1,000	918,330	-	-	1,000	918,330
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR		500	469,155	-	-	500	469,155
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR		-	-	-	-	675	308,401
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-		-	-	-	-	1,605	1,665,653
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR		-	-	-	-	2,100	1,400,763
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		-	-	-	-	2,000	1,788,300
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR		1,000	814,150	-	-	1,000	814,150
Puerto Rico Comwlth Infrastr Fing Auth Ser B	5.00%	7/1/2046	BBB+		-	-	-	-	1,000	908,680
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+		-	-	-	-	1,475	1,461,460
Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB		795	797,266	-	-	795	797,266
Salida CA Area Pub Facs Fing Agy No 1998-1 (AGM)	5.25%	9/1/2028	AAA		-	-	-	-	130	130,016
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		-	-	-	-	2,500	2,654,075
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR		-	-	-	-	1,000	845,950
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR		1,300	1,018,719	-	-	1,300	1,018,719

Total				2.09%		5,143,456		-	-	37,457,383

Tax Revenue
Bi-State Dev Agy of the MO-IL Metro Dist Metrolink Cross Cnty Extension (AG)(b)	5.00%	10/1/2039	AAA		11,000	11,139,150	-	-	11,000	11,139,150
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AAA		2,330	2,494,312	-	-	2,330	2,494,312
CA St Econ Recovery Ser A	5.00%	7/1/2018	A+		-	-	-	-	3,000	3,310,380
CA St Econ Recovery Ser A	5.00%	7/1/2020	A+		-	-	-	-	2,040	2,217,459
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+		-	-	-	-	4,000	4,200,560
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA		-	-	-	-	9,645	10,548,262
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA		-	-	-	-	6,135	6,709,548
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA		-	-	-	-	7,160	7,830,540
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-		-	-	-	-	3,000	3,288,180

Metro Atlanta GA Rapid Transit Auth Ser A (FGIC)(NPFGC)	5.25%	7/1/2028	AA+		-	-	-	-	1,500	1,705,365

Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA		-	-	-	-	465	533,113
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB		-	-	-	-	2,000	1,923,440
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA		-	-	-	-	5,000	5,330,050

Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+		-	-	-	-	5,000	5,277,650
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+		2,000	2,065,320	1,000	1,032,660	7,500	7,744,950
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+		-	-	-	-	2,500	2,788,250

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AAA		9,070	9,130,134	5,125	5,254,609	28,135	27,662,193
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-		775	769,575	750	744,750	4,275	4,245,075
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		-	-	-	-	500	540,835
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		-	-	-	-	500	541,095

Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		-	-	-	-	500	381,360
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR		4,000	3,662,080	-	-	4,000	3,662,080
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+		-	-	-	-	1,000	988,020
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		-	-	-	-	5,000	5,379,625
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	A		-	-	-	-	500	436,725
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A		-	-	-	-	2,500	2,509,600
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB		-	-	-	-	500	506,785
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB		750	687,082	-	-	3,000	2,748,329

Total				7.08%		29,947,653		7,032,019		126,642,931

Tobacco
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB		-	-	-	-	2,940	2,275,619
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB		-	-	-	-	6,500	5,493,410

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund		Connecticut Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB		4,970	3,619,601	-	-
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB		500	391,240	-	-
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB		2,000	1,565,520	-	-
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		7,290	4,653,426	-	-
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		$10,000	$7,067,700	$-	$-
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	4,018,643	-	-
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB(a)		6,055	4,635,829	-	-
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB(a)		3,000	2,396,850	-	-
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		1,500	1,238,205	-	-
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		8,805	5,690,407	-	-
Total				2.41%		43,046,450		-

Transportation
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		3,000	2,979,810	-	-
Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AAA		-	-	-	-
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2		-	-	-	-
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		1,750	2,006,900	-	-
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		1,250	1,265,950	-	-
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AAA		4,250	4,315,068	-	-
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		11,500	11,593,782	-	-
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,825	3,925,062	-	-
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-		-	-	-	-
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	1,805,500	-	-
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,507,675	-	-
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	601,676	-	-
HI St Arpts Sys Rev Ser A(c)	5.00%	7/1/2034	A2		10,000	9,943,600	-	-
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AAA		-	-	-	-
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AAA		-	-	-	-
HI St Hwy Rev	5.00%	1/1/2019	AA+		1,000	1,135,380	-	-
HI St Hwy Rev Ser A (AGM)	5.00%	7/1/2023	AAA		-	-	-	-
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+		5,000	5,370,650	-	-
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)(c)	5.00%	5/15/2035	AA		10,000	10,000,000	-	-
Macon-Bibb Cnty GA Indl Auth Atlantic Southeast Airlines AMT (AMBAC)	5.00%	4/1/2018	A		-	-	-	-
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3		5,500	5,596,855	-	-
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	Baa3		1,000	1,017,610	-	-
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AAA		-	-	-	-
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A		7,500	8,612,250	-	-
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-		3,250	3,337,994	-	-
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-		2,500	2,567,687	-	-
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A		520	470,808	-	-
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2		11,975	12,046,491	-	-
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2		2,000	1,807,640	-	-
MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA		-	-	-	-
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA		-	-	-	-
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		3,470	3,507,060	-	-
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+		10,750	11,055,730	-	-
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2		5,000	5,403,600	-	-
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3		5,705	5,891,268	-	-
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA		5,000	5,411,400	-	-
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA		5,000	5,356,750	-	-
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1		1,000	1,015,950	-	-
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA		-	-	-	-
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A2		-	-	-	-
PA Tpk Commn Sub Ser B	5.25%	6/1/2039	A2		5,000	5,105,300	-	-
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AAA		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A		-	-	1,000	1,056,840
Puerto Rico Comwlth Hwy & Transn Auth Ser CC (AGM)	5.25%	7/1/2033	AAA		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser M	5.00%	7/1/2046	BBB		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth Sub St Infrastr Bk	5.00%	7/1/2022	BBB-		-	-	-	-
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2035	A-		1,000	985,710	-	-
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2039	A-		2,500	2,439,425	-	-
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3		1,200	572,796	-	-
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AAA		-	-	-	-
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A		2,020	2,138,857	-	-
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+		895	926,629	-	-
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3		3,440	3,324,003	-	-
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	BBB-(a)		6,500	6,772,870	-	-
Total				10.70%		153,815,736		1,056,840

Utilities
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1		5,000	5,323,950	-	-
Appling Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A		-	-	-	-
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A		-	-	-	-
Atlanta GA Wtr & Wst Wtr Rev Ser A Unref Bal (NPFGC)(FGIC)	5.00%	11/1/2029	A		-	-	-	-
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AAA		-	-	-	-
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1		17,710	18,722,658	-	-
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC		3,805	3,681,338	-	-

See Notes to Pro Forma Combined Financial Statements

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB		-	-	-	-
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB		-	-	-	-
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB		-	-	-	-
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		-	-	-	-
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		$-	$-	$-	$-
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		-	-	-	-
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB(a)		-	-	-	-
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB(a)		-	-	-	-
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		-	-	-	-
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		-	-	-	-
Total				2.41%		-		-

Transportation
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		-	-	-	-
Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AAA		100	100,388	-	-
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2		1,020	881,841	-	-
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		-	-	-	-
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		-	-	-	-
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AAA		-	-	-	-
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		-	-	-	-
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		750	769,620	-	-
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-		1,000	1,040,710	-	-
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-		-	-	-	-
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		-	-	-	-
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		-	-	-	-
HI St Arpts Sys Rev Ser A(c)	5.00%	7/1/2034	A2		-	-	5,000	4,971,800
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AAA		-	-	2,000	1,861,280
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AAA		-	-	1,450	1,445,085
HI St Hwy Rev	5.00%	1/1/2019	AA+		-	-	1,000	1,135,380
HI St Hwy Rev Ser A (AGM)	5.00%	7/1/2023	AAA		-	-	2,000	2,132,420
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+		-	-	-	-
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)(c)	5.00%	5/15/2035	AA		-	-	-	-
Macon-Bibb Cnty GA Indl Auth Atlantic Southeast Airlines AMT (AMBAC)	5.00%	4/1/2018	A		390	391,310	-	-
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3		-	-	-	-
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	Baa3		-	-	-	-
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AAA		2,000	2,112,880	-	-
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A		-	-	-	-
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-		-	-	-	-
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-		-	-	-	-
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A		-	-	-	-
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2		-	-	-	-
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2		-	-	-	-
MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA		-	-	-	-
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA		-	-	-	-
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		-	-	-	-
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+		-	-	-	-
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2		-	-	-	-
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3		-	-	-	-
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA		-	-	-	-
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA		-	-	-	-
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1		-	-	-	-
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA		-	-	-	-
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A2		-	-	-	-
PA Tpk Commn Sub Ser B	5.25%	6/1/2039	A2		-	-	-	-
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AAA		-	-	2,000	2,230,420
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A		1,000	1,056,840	-	-
Puerto Rico Comwlth Hwy & Transn Auth Ser CC (AGM)	5.25%	7/1/2033	AAA		-	-	1,000	1,061,080
Puerto Rico Comwlth Hwy & Transn Auth Ser M	5.00%	7/1/2046	BBB		-	-	1,000	887,580
Puerto Rico Comwlth Hwy & Transn Auth Sub St Infrastr Bk	5.00%	7/1/2022	BBB-		-	-	20	20,009
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2035	A-		-	-	-	-
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2039	A-		-	-	-	-
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3		-	-	-	-
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AAA		-	-	-	-
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A		-	-	-	-
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+		-	-	-	-
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3		-	-	-	-
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	BBB-(a)		-	-	-	-
Total				10.70%		6,353,589		15,745,054

Utilities
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1		-	-	-	-
Appling Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A		1,000	1,006,410	-	-
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A		1,000	1,094,390	-	-
Atlanta GA Wtr & Wst Wtr Rev Ser A Unref Bal (NPFGC)(FGIC)	5.00%	11/1/2029	A		2,090	2,098,548	-	-
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AAA		2,000	2,152,560	-	-
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1		-	-	-	-
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC		-	-	-	-

See Notes to Pro Forma Combined Financial Statements

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
					Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB		-	-	-	-	4,970	3,619,601
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB		-	-	-	-	500	391,240
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB		-	-	-	-	2,000	1,565,520
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		-	-	-	-	7,290	4,653,426
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		$-	$-	$-	$-	$10,000	$7,067,700
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		-	-	-	-	4,750	4,018,643
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB(a)		-	-	-	-	6,055	4,635,829
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB(a)		-	-	-	-	3,000	2,396,850
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		-	-	-	-	1,500	1,238,205
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB		-	-	-	-	8,805	5,690,407
Total				2.41%		-		-		43,046,450

Transportation
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		-	-	-	-	3,000	2,979,810
Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AAA		-	-	-	-	100	100,388
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2		-	-	-	-	1,020	881,841
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		-	-	-	-	1,750	2,006,900
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2025	BBB-		-	-	-	-	1,250	1,265,950
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AAA		-	-	-	-	4,250	4,315,068
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AAA		-	-	-	-	11,500	11,593,782
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		-	-	-	-	4,575	4,694,682
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-		-	-	-	-	1,000	1,040,710
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-		-	-	-	-	10,000	1,805,500
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		-	-	-	-	3,750	3,507,675
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		-	-	-	-	655	601,676
HI St Arpts Sys Rev Ser A(c)	5.00%	7/1/2034	A2		-	-	-	-	15,000	14,915,400
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AAA		-	-	-	-	2,000	1,861,280
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AAA		-	-	-	-	1,450	1,445,085
HI St Hwy Rev	5.00%	1/1/2019	AA+		-	-	-	-	2,000	2,270,760
HI St Hwy Rev Ser A (AGM)	5.00%	7/1/2023	AAA		-	-	-	-	2,000	2,132,420
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+		-	-	-	-	5,000	5,370,650
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)(c)	5.00%	5/15/2035	AA		-	-	-	-	10,000	10,000,000
Macon-Bibb Cnty GA Indl Auth Atlantic Southeast Airlines AMT (AMBAC)	5.00%	4/1/2018	A		-	-	-	-	390	391,310
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3		-	-	-	-	5,500	5,596,855
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	Baa3		-	-	-	-	1,000	1,017,610
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AAA		-	-	-	-	2,000	2,112,880
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A		-	-	-	-	7,500	8,612,250
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-		-	-	-	-	3,250	3,337,994
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-		-	-	-	-	2,500	2,567,687
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A		-	-	-	-	520	470,808
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2		-	-	-	-	11,975	12,046,491
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2		-	-	-	-	2,000	1,807,640
MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA		1,500	1,647,840	-	-	1,500	1,647,840
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA		3,500	3,948,315	-	-	3,500	3,948,315
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		-	-	-	-	3,470	3,507,060
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+		-	-	-	-	10,750	11,055,730
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2		-	-	-	-	5,000	5,403,600
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3		-	-	-	-	5,705	5,891,268
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA		-	-	-	-	5,000	5,411,400
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA		-	-	-	-	5,000	5,356,750
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1		-	-	-	-	1,000	1,015,950
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA		-	-	1,000	1,039,810	1,000	1,039,810
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A2		-	-	3,310	3,554,576	3,310	3,554,576
PA Tpk Commn Sub Ser B	5.25%	6/1/2039	A2		-	-	-	-	5,000	5,105,300
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AAA		-	-	-	-	2,000	2,230,420
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A		1,000	1,056,840	-	-	3,000	3,170,520
Puerto Rico Comwlth Hwy & Transn Auth Ser CC (AGM)	5.25%	7/1/2033	AAA		-	-	-	-	1,000	1,061,080
Puerto Rico Comwlth Hwy & Transn Auth Ser M	5.00%	7/1/2046	BBB		-	-	-	-	1,000	887,580
Puerto Rico Comwlth Hwy & Transn Auth Sub St Infrastr Bk	5.00%	7/1/2022	BBB-		-	-	-	-	20	20,009
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2035	A-		-	-	-	-	1,000	985,710
RI St Tpk & Bridge Auth Ser A(c)	5.00%	12/1/2039	A-		-	-	-	-	2,500	2,439,425
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3		-	-	-	-	1,200	572,796
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AAA		2,000	2,042,460	-	-	2,000	2,042,460
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A		1,000	1,058,840	-	-	3,020	3,197,697
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+		-	-	-	-	895	926,629
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3		-	-	-	-	3,440	3,324,003
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	BBB-(a)		-	-	-	-	6,500	6,772,870
Total				10.70%		9,754,295		4,594,386		191,319,900

Utilities
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1		-	-	-	-	5,000	5,323,950
Appling Cnty GA Dev Auth Pollutn Ctrl GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A		-	-	-	-	1,000	1,006,410
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A		-	-	-	-	1,000	1,094,390
Atlanta GA Wtr & Wst Wtr Rev Ser A Unref Bal (NPFGC)(FGIC)	5.00%	11/1/2029	A		-	-	-	-	2,090	2,098,548
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AAA		-	-	-	-	2,000	2,152,560
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1		-	-	-	-	17,710	18,722,658
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC		-	-	-	-	3,805	3,681,338

See Notes to Pro Forma Combined Financial Statements

			Credit	% of Net Assets National Tax Free	National Tax Free Fund		Connecticut Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value

CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		3,245	3,329,045	-	-
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%	7/15/2039	A+		4,000	4,220,120	-	-
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA		5,000	5,376,250	-	-
Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A		-	-	-	-
Cherokee Cnty GA Wtr & Swr Auth Ser 2006 (AGM)	5.00%	8/1/2031	AAA		-	-	-	-
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3		2,125	2,337,054	-	-
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB		$-	$-	$-	$-
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1		-	-	2,550	2,558,134

CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1		2,250	2,225,340	1,500	1,483,560
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR		-	-	2,000	1,626,740
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR		-	-	3,700	3,172,380
CT St Dev Auth Wtr Fac Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A		-	-	500	500,700
CT St Dev Auth Wtr Fac Wtr Co of CT Pj Ser A AMT (NPFGC)(FGIC)	5.00%	10/1/2040	A		-	-	500	466,025
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3		-	-	1,650	1,788,022

Delaware Cnty PA Indl Dev Auth Res Recovery Fac Ser A	6.20%	7/1/2019	BB+		2,110	2,111,646	-	-

Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser B AMT (NPFGC)(FGIC)	5.00%	11/1/2036	AA-		-	-	-	-
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+		950	892,791	-	-
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BB-		5,030	4,863,960	-	-
Emerald Coast FL Utils Auth Sys (NPFGC)(FGIC)	5.25%	1/1/2036	A		1,000	964,370	-	-
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1		2,000	2,248,100	-	-
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA		1,000	1,048,420	-	-
Forsyth Cnty GA Wtr & Swr Auth (AGM)	5.00%	4/1/2019	AAA		-	-	-	-
Gainesville FL Utils Sys Rev Ser C	0.45%#	10/1/2026	AA		11,000	11,000,000	-	-
Gautier MS Util Dist Util Sys (NPFGC)(FGIC)	5.125%	3/1/2019	NR		425	440,292	-	-

Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		2,800	2,790,144	-	-

HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1		-	-	-	-
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1		1,600	1,727,712	-	-

HI St Dept Bdgt & Fin Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1		-	-	-	-

HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1		-	-	-	-

Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA		-	-	-	-
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AAA		-	-	-	-
Honolulu HI City & Cnty Wst Wtr Sr Ser A (NPFGC)(FGIC)	5.00%	7/1/2024	AA-		-	-	-	-
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2032	NR		4,000	4,268,120	-	-
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA		-	-	-	-
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+		-	-	-	-
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2028	AA		-	-	-	-
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3		4,975	5,282,405	-	-
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-		4,510	4,927,265	-	-
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-		1,000	1,135,290	-	-
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-		4,925	5,184,055	-	-
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-		5,000	5,629,050	-	-
Luzerne Cnty PA Indl Dev Auth Amer Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A		-	-	-	-
MA St Dev Fin Agy Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-		2,200	1,992,958	-	-
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A		-	-	-	-
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A		2,500	2,487,425	-	-
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		3,500	3,970,225	-	-
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3		5,700	6,548,388	-	-
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (NPFGC)(FGIC)	5.00%	10/1/2032	A		975	985,423	-	-
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+		-	-	-	-
Metro St. Louis MO Swr Dist Ser A (NPFGC)	5.00%	5/1/2034	AA+		-	-	-	-

MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A2		500	607,045	-	-
MI St Strategic Fd Ltd Detroit Edison Pollutn Ctrl Ser C AMT	5.65%	9/1/2029	A2		1,360	1,341,014	-	-
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AAA		2,000	1,172,820	-	-
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%	1/1/2039	A3		-	-	-	-
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3		-	-	-	-
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	A		-	-	-	-
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3		-	-	-	-
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1		-	-	-	-

MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3		-	-	-	-

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving B	7.20%	7/1/2016	Aaa		-	-	-	-
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving D	5.90%	1/1/2019	Aaa		-	-	-	-

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving E	5.625%	7/1/2016	Aaa		-	-	-	-

M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A		10,000	11,402,800	-	-
Muni Elec Auth GA Combustion Turbine Pj Ser A (NPFGC)	5.25%	11/1/2022	A1		-	-	-	-
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A		-	-	-	-
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A		3,550	3,896,799	-	-
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2		-	-	225	224,780
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%	1/1/2019	AAA		5,000	5,429,350	-	-
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2020	A		2,000	2,220,980	-	-

See Notes to Pro Forma Combined Financial Statements

			Credit	% of Net Assets National Tax Free	Georgia Tax Free Trust		Hawaii Tax Free Fund
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value

CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		-	-	-	-
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%	7/15/2039	A+		-	-	-	-
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA		-	-	-	-
Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A		-	-	-	-
Cherokee Cnty GA Wtr & Swr Auth Ser 2006 (AGM)	5.00%	8/1/2031	AAA		3,000	3,147,540	-	-
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3		-	-	-	-
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB		$500	$470,705	$-	$-
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1		-	-	-	-

CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1		-	-	-	-
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR		-	-	-	-
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR		-	-	-	-
CT St Dev Auth Wtr Fac Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A		-	-	-	-
CT St Dev Auth Wtr Fac Wtr Co of CT Pj Ser A AMT (NPFGC)(FGIC)	5.00%	10/1/2040	A		-	-	-	-
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3		-	-	-	-

Delaware Cnty PA Indl Dev Auth Res Recovery Fac Ser A	6.20%	7/1/2019	BB+		-	-	-	-

Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser B AMT (NPFGC)(FGIC)	5.00%	11/1/2036	AA-		-	-	-	-
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+		-	-	-	-
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BB-		-	-	-	-
Emerald Coast FL Utils Auth Sys (NPFGC)(FGIC)	5.25%	1/1/2036	A		-	-	-	-
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1		-	-	-	-
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA		-	-	-	-
Forsyth Cnty GA Wtr & Swr Auth (AGM)	5.00%	4/1/2019	AAA		500	545,155	-	-
Gainesville FL Utils Sys Rev Ser C	0.45%#	10/1/2026	AA		-	-	-	-
Gautier MS Util Dist Util Sys (NPFGC)(FGIC)	5.125%	3/1/2019	NR		-	-	-	-

Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		-	-	-	-

HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1		-	-	1,000	931,770
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1		-	-	-	-

HI St Dept Bdgt & Fin Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1		-	-	1,000	841,870

HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1		-	-	1,500	1,354,155

Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA		-	-	1,335	1,404,380
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AAA		-	-	10,000	10,366,050
Honolulu HI City & Cnty Wst Wtr Sr Ser A (NPFGC)(FGIC)	5.00%	7/1/2024	AA-		-	-	2,745	2,910,606
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2032	NR		-	-	-	-
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA		-	-	-	-
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+		-	-	-	-
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2028	AA		-	-	1,000	1,047,430
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3		-	-	-	-
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-		-	-	-	-
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-		-	-	-	-
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-		-	-	-	-
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-		-	-	-	-
Luzerne Cnty PA Indl Dev Auth Amer Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A		-	-	-	-
MA St Dev Fin Agy Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-		-	-	-	-
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A		1,000	1,021,670	-	-
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A		1,000	994,970	-	-
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		-	-	-	-
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3		-	-	-	-
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (NPFGC)(FGIC)	5.00%	10/1/2032	A		-	-	-	-
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+		-	-	-	-
Metro St. Louis MO Swr Dist Ser A (NPFGC)	5.00%	5/1/2034	AA+		-	-	-	-

MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A2		-	-	-	-
MI St Strategic Fd Ltd Detroit Edison Pollutn Ctrl Ser C AMT	5.65%	9/1/2029	A2		-	-	-	-
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AAA		-	-	-	-
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%	1/1/2039	A3		-	-	-	-
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3		-	-	-	-
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	A		-	-	-	-
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3		-	-	-	-
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1		-	-	-	-

MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3		-	-	-	-

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving B	7.20%	7/1/2016	Aaa		-	-	-	-
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving D	5.90%	1/1/2019	Aaa		-	-	-	-

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving E	5.625%	7/1/2016	Aaa		-	-	-	-

M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A		-	-	-	-
Muni Elec Auth GA Combustion Turbine Pj Ser A (NPFGC)	5.25%	11/1/2022	A1		1,445	1,513,840	-	-
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A		1,000	1,124,920	-	-
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A		1,700	1,866,073	-	-
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2		-	-	-	-
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%	1/1/2019	AAA		-	-	-	-
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2020	A		-	-	-	-

See Notes to Pro Forma Combined Financial Statements

			Credit	% of Net Assets National Tax Free	Missouri Tax Free Fund		Pennsylvania Tax Free Trust		National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Fund Pro Forma Combined	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value

CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		-	-	-	-	3,245	3,329,045
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%	7/15/2039	A+		-	-	-	-	4,000	4,220,120
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA		-	-	-	-	5,000	5,376,250
Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A		1,000	1,077,420	-	-	1,000	1,077,420
Cherokee Cnty GA Wtr & Swr Auth Ser 2006 (AGM)	5.00%	8/1/2031	AAA		-	-	-	-	3,000	3,147,540
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3		-	-	-	-	2,125	2,337,054
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB		$-	$-	$-	$-	$500	$470,705
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1		-	-	-	-	2,550	2,558,134

CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1		-	-	-	-	3,750	3,708,900
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR		-	-	-	-	2,000	1,626,740
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR		-	-	-	-	3,700	3,172,380
CT St Dev Auth Wtr Fac Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A		-	-	-	-	500	500,700
CT St Dev Auth Wtr Fac Wtr Co of CT Pj Ser A AMT (NPFGC)(FGIC)	5.00%	10/1/2040	A		-	-	-	-	500	466,025
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3		-	-	-	-	1,650	1,788,022

Delaware Cnty PA Indl Dev Auth Res Recovery Fac Ser A	6.20%	7/1/2019	BB+		-	-	-	-	2,110	2,111,646

Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser B AMT (NPFGC)(FGIC)	5.00%	11/1/2036	AA-		-	-	1,000	949,270	1,000	949,270
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+		-	-	-	-	950	892,791
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BB-		-	-	-	-	5,030	4,863,960
Emerald Coast FL Utils Auth Sys (NPFGC)(FGIC)	5.25%	1/1/2036	A		-	-	-	-	1,000	964,370
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1		-	-	-	-	2,000	2,248,100
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA		-	-	-	-	1,000	1,048,420
Forsyth Cnty GA Wtr & Swr Auth (AGM)	5.00%	4/1/2019	AAA		-	-	-	-	500	545,155
Gainesville FL Utils Sys Rev Ser C	0.45%#	10/1/2026	AA		-	-	-	-	11,000	11,000,000
Gautier MS Util Dist Util Sys (NPFGC)(FGIC)	5.125%	3/1/2019	NR		-	-	-	-	425	440,292

Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		-	-	-	-	2,800	2,790,144

HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1		-	-	-	-	1,000	931,770
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1		-	-	-	-	1,600	1,727,712

HI St Dept Bdgt & Fin Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1		-	-	-	-	1,000	841,870

HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1		-	-	-	-	1,500	1,354,155

Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA		-	-	-	-	1,335	1,404,380
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AAA		-	-	-	-	10,000	10,366,050
Honolulu HI City & Cnty Wst Wtr Sr Ser A (NPFGC)(FGIC)	5.00%	7/1/2024	AA-		-	-	-	-	2,745	2,910,606
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2032	NR		-	-	-	-	4,000	4,268,120
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA		1,000	1,061,030	-	-	1,000	1,061,030
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+		1,000	1,062,780	-	-	1,000	1,062,780
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2028	AA		-	-	-	-	1,000	1,047,430
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3		-	-	-	-	4,975	5,282,405
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-		-	-	-	-	4,510	4,927,265
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-		-	-	-	-	1,000	1,135,290
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-		-	-	-	-	4,925	5,184,055
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-		-	-	-	-	5,000	5,629,050
Luzerne Cnty PA Indl Dev Auth Amer Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A		-	-	1,000	909,160	1,000	909,160
MA St Dev Fin Agy Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-		-	-	-	-	2,200	1,992,958
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A		-	-	-	-	1,000	1,021,670
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A		-	-	-	-	3,500	3,482,395
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		-	-	-	-	3,500	3,970,225
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3		-	-	-	-	5,700	6,548,388
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (NPFGC)(FGIC)	5.00%	10/1/2032	A		-	-	-	-	975	985,423
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+		1,760	1,919,685	-	-	1,760	1,919,685
Metro St. Louis MO Swr Dist Ser A (NPFGC)	5.00%	5/1/2034	AA+		2,000	2,055,460	-	-	2,000	2,055,460

MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A2		-	-	-	-	500	607,045
MI St Strategic Fd Ltd Detroit Edison Pollutn Ctrl Ser C AMT	5.65%	9/1/2029	A2		-	-	-	-	1,360	1,341,014
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AAA		-	-	-	-	2,000	1,172,820
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%	1/1/2039	A3		2,000	2,106,700	-	-	2,000	2,106,700
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3		1,000	1,000,910	-	-	1,000	1,000,910
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	A		5,000	4,727,400	-	-	5,000	4,727,400
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3		3,000	3,084,360	-	-	3,000	3,084,360
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1		1,000	796,950	-	-	1,000	796,950

MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3		2,475	2,364,021	-	-	2,475	2,364,021

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving B	7.20%	7/1/2016	Aaa		1,030	1,032,657	-	-	1,030	1,032,657
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving D	5.90%	1/1/2019	Aaa		200	200,402	-	-	200	200,402

MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving E	5.625%	7/1/2016	Aaa		220	220,427	-	-	220	220,427

M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A		-	-	-	-	10,000	11,402,800
Muni Elec Auth GA Combustion Turbine Pj Ser A (NPFGC)	5.25%	11/1/2022	A1		-	-	-	-	1,445	1,513,840
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A		-	-	-	-	1,000	1,124,920
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A		-	-	-	-	5,250	5,762,872
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2		-	-	-	-	225	224,780
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%	1/1/2019	AAA		-	-	-	-	5,000	5,429,350
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2020	A		-	-	-	-	2,000	2,220,980
See Notes to Pro Forma Combined Financial Statements

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	National Tax Free Fund			Connecticut Tax Free Fund
					Principal Amount (000)		Value	Principal Amount (000)	Value
NE St Muni Enrg Agy Ser A (BHAC)	5.375%	4/1/2039	AA+		2,085		2,250,591	-	-
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1		1,245		1,320,522	-	-
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1		1,000		1,111,550	-	-
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		1,000		1,101,020	-	-
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+		5,000		5,178,300	-	-
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		3,250		3,507,595	-	-
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		4,500		4,680,360	-	-
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		1,875		2,073,562	-	-
OK St Muni Pwr Auth Ser A	5.875%	1/1/2028	A		$1,000		$1,092,330	$-	$-
Orlando FL Utils Commn Ser B	5.00%	10/1/2033	Aa1		2,500		2,616,000	-	-
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-		-		-	-	-
PA Econ Dev Fing Auth Aqua PA Inc Ser A	5.00%	10/1/2039	AA-		-		-	-	-
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500		1,543,890	-	-
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA		3,000		3,200,940	-	-
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	Baa2		-		-	-	-
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA		6,250		6,458,156	-	-
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		3,000		2,892,270	-	-
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB		740		755,947	-	-
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2038	BBB-		-		-	-	-
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA		-		-	-	-
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA		-		-	-	-
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%#	7/1/2031	A3		-		-	1,000	712,820
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3		-		-	-	-
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3		-		-	1,500	1,433,325
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3		-		-	-	-
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3		-		-	1,500	1,501,890
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3		-		-	-	-
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3		4,000		4,260,840	-	-
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		2,500		2,462,975	-	-
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		1,375		1,330,313	-	-
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC		1,000		610,420	-	-
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA		3,650		3,894,039	-	-
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA		2,920		3,115,231	-	-
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA		2,920		3,115,231	-	-
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		3,750		3,241,050	-	-
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	A+		2,500		2,610,225	-	-
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA		3,020		3,130,985	-	-
South Cent CT Regl Wtr Auth 22nd Ser (AGM)	5.00%	8/1/2038	AAA		-		-	2,000	2,058,840
Southern CA Pub Pwr Auth Pj No 1 Ser A	1.637%#	11/1/2038	A		5,000		3,835,900	-	-
St. Charles Cnty MO Pub Wtr Dist No 2 Pj Ser A COP (NPFGC)	5.125%	12/1/2027	Baa1		-		-	-	-
St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%	4/1/2027	A		-		-	-	-
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB(a)		4,781		4,566,381	-	-
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+		2,050		2,092,599	-	-
Tooele UT Hazardous Wst Union Pacific Pj A Rmkt AMT	5.70%	11/1/2026	BBB		5,000		5,024,800	-	-
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A		1,250		1,212,063	-	-
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A		3,810		4,127,830	-	-
UT Wtr Fin Agy Rev Pooled Ln Fing Pg Ser B (AMBAC)	5.125%	7/1/2023	NR		1,000		988,100	-	-
Villa Rica GA Pub Facs Auth Rev Wtr & Swr Pj GTD (AG)	5.00%	3/1/2035	AAA		-		-	-	-
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-		-		-	-	-
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-		-		-	1,000	944,910
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AAA		-		-	-	-
Total				19.30%			231,186,617		18,472,126

Total Municipal Bonds				109.13%			1,255,992,778		128,467,916

					Shares (000)			Shares (000)
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus					-	(d)	105	-(d)	6
SSgA Tax Free Money Market Fund					5		4,501	-	-
Total Short-Term Investments				0.00%			4,606		6
Total Investments in Securities				109.13%			1,255,997,384		128,467,922

Liabilities in Excess of Cash and Other Assets(e)				-9.13%			(128,296,980)		(8,638,873)

Net Assets				100.00%			$1,127,700,404		$119,829,049

Total Municipal Bonds Cost							$1,245,896,101		$129,116,551

Total Short-Term Investments Cost							$4,606		$6

Total Investments in Securities Cost							$1,245,900,707		$129,116,557

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Georgia Tax Free Trust		Hawaii Tax Free Fund
					Principal Amount (000)	Value	Principal Amount (000)	Value
NE St Muni Enrg Agy Ser A (BHAC)	5.375%	4/1/2039	AA+		-	-	-	-
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1		-	-	-	-
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1		-	-	-	-
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		-	-	-	-
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+		-			-
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		-	-	-	-
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		-	-	-	-
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		-	-	-	-
OK St Muni Pwr Auth Ser A	5.875%	1/1/2028	A		$-	$-	$-	$-
Orlando FL Utils Commn Ser B	5.00%	10/1/2033	Aa1		-	-	-	-
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-		-	-	-	-
PA Econ Dev Fing Auth Aqua PA Inc Ser A	5.00%	10/1/2039	AA-		-	-	-	-
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		-	-	-	-
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA		-	-	-	-
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	Baa2		-	-	-	-
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA		-	-	-	-
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		-	-	-	-
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB		-	-	-	-
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2038	BBB-		-	-	1,000	1,037,350
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA		-	-	1,000	1,028,480
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA		-	-	1,000	994,150
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%#	7/1/2031	A3		1,000	712,820	1,000	712,820
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3		-	-	-	-
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3		-	-	-	-
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3		-	-	1,000	971,170
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3		-	-	-	-
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3		1,000	987,960	1,000	987,960
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3		2,000	2,130,420	2,000	2,130,420
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		-	-	-	-
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		-	-	-	-
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC		-	-	-	-
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA		-	-	-	-
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA		-	-	-	-
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA		-	-	-	-
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		-	-	-	-
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	A+		-	-	-	-
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA		-	-	-	-
South Cent CT Regl Wtr Auth 22nd Ser (AGM)	5.00%	8/1/2038	AAA		-	-	-	-
Southern CA Pub Pwr Auth Pj No 1 Ser A	1.637%#	11/1/2038	A		-	-	-	-
St. Charles Cnty MO Pub Wtr Dist No 2 Pj Ser A COP (NPFGC)	5.125%	12/1/2027	Baa1		-	-	-	-
St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%	4/1/2027	A		-	-	-	-
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB(a)		-	-	-	-
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+		-	-	-	-
Tooele UT Hazardous Wst Union Pacific Pj A Rmkt AMT	5.70%	11/1/2026	BBB		-	-	-	-
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A		-	-	-	-
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A		-	-	-	-
UT Wtr Fin Agy Rev Pooled Ln Fing Pg Ser B (AMBAC)	5.125%	7/1/2023	NR		-	-	-	-
Villa Rica GA Pub Facs Auth Rev Wtr & Swr Pj GTD (AG)	5.00%	3/1/2035	AAA		1,000	1,018,060	-	-
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-		-	-	555	548,018
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-		-	-	600	566,946
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AAA		1,650	1,704,879	-	-
Total				19.30%		23,590,920		27,833,575

Total Municipal Bonds				109.13%		146,898,177		136,868,223

					Shares (000)		Shares (000)
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus					-	-	-	-
SSgA Tax Free Money Market Fund					-	-	-	-
Total Short-Term Investments				0.00%		-		-
Total Investments in Securities				109.13%		146,898,177		136,868,223

Liabilities in Excess of Cash and Other Assets(e)				-9.13%		(9,019,530)		(8,255,235)

Net Assets				100.00%		$137,878,647		$128,612,988

Total Municipal Bonds Cost						$145,556,465		$134,450,073

Total Short-Term Investments Cost						$0		$0

Total Investments in Securities Cost						$145,556,465		$134,450,073

See Notes to Pro Forma Combined Financial Statements.

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	% of Net Assets National Tax Free Fund Pro Forma Combined	Missouri Tax Free Fund		Pennsylvania Tax Free Trust			National Tax Free Fund Pro Forma Combined
					Principal Amount (000)	Value	Principal Amount (000)		Value	Principal Amount (000)		Value
NE St Muni Enrg Agy Ser A (BHAC)	5.375%	4/1/2039	AA+		-	-	-		-	2,085		2,250,591
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1		-	-	-		-	1,245		1,320,522
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1		-	-	-		-	1,000		1,111,550
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		-	-	-		-	1,000		1,101,020
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+		-	-	-		-	5,000		5,178,300
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		-	-	-		-	3,250		3,507,595
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		-	-	-		-	4,500		4,680,360
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		-	-	-		-	1,875		2,073,562
OK St Muni Pwr Auth Ser A	5.875%	1/1/2028	A		$-	$-	$-		$-	$1,000		$1,092,330
Orlando FL Utils Commn Ser B	5.00%	10/1/2033	Aa1		-	-	-		-	2,500		2,616,000
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-		-	-	1,000		1,104,670	1,000		1,104,670
PA Econ Dev Fing Auth Aqua PA Inc Ser A	5.00%	10/1/2039	AA-		-	-	2,000		2,012,000	2,000		2,012,000
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		-	-	1,000		1,029,260	2,500		2,573,150
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA		-	-	-		-	3,000		3,200,940
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%	8/1/2017	Baa2		-	-	1,000		1,041,830	1,000		1,041,830
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA		-	-	-		-	6,250		6,458,156
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		-	-	-		-	3,000		2,892,270
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB		-	-	-		-	740		755,947
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2038	BBB-		1,000	1,037,350	-		-	2,000		2,074,700
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA		-	-	-		-	1,000		1,028,480
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA		1,000	994,150	-		-	2,000		1,988,300
Puerto Rico Elec Pwr Auth Libor Ser UU	0.86%#	7/1/2031	A3		1,000	712,820	-		-	4,000		2,851,280
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3		1,000	1,014,640	-		-	1,000		1,014,640
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3		-	-	-		-	1,500		1,433,325
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3		2,500	2,427,925	-		-	3,500		3,399,095
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3		1,500	1,501,890	-		-	3,000		3,003,780
Puerto Rico Elec Pwr Auth Ser XX(c)	5.25%	7/1/2040	A3		-	-	1,000		987,960	3,000		2,963,880
Puerto Rico Elec Pwr Auth Ser XX(c)	5.75%	7/1/2036	A3		-	-	2,000		2,130,420	10,000		10,652,100
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		-	-	-		-	2,500		2,462,975
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		-	-	-		-	1,375		1,330,313
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC		-	-	-		-	1,000		610,420
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA		-	-	-		-	3,650		3,894,039
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA		-	-	-		-	2,920		3,115,231
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA		-	-	-		-	2,920		3,115,231
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		-	-	-		-	3,750		3,241,050
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	A+		-	-	-		-	2,500		2,610,225
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA		-	-	-		-	3,020		3,130,985
South Cent CT Regl Wtr Auth 22nd Ser (AGM)	5.00%	8/1/2038	AAA		-	-	-		-	2,000		2,058,840
Southern CA Pub Pwr Auth Pj No 1 Ser A	1.637%#	11/1/2038	A		-	-	-		-	5,000		3,835,900
St. Charles Cnty MO Pub Wtr Dist No 2 Pj Ser A COP (NPFGC)	5.125%	12/1/2027	Baa1		1,500	1,510,170	-		-	1,500		1,510,170
St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%	4/1/2027	A		1,325	1,354,760	-		-	1,325		1,354,760
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB(a)		-	-	-		-	4,781		4,566,381
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+		-	-	-		-	2,050		2,092,599
Tooele UT Hazardous Wst Union Pacific Pj A Rmkt AMT	5.70%	11/1/2026	BBB		-	-	-		-	5,000		5,024,800
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A		-	-	-		-	1,250		1,212,063
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A		-	-	-		-	3,810		4,127,830
UT Wtr Fin Agy Rev Pooled Ln Fing Pg Ser B (AMBAC)	5.125%	7/1/2023	NR		-	-	-		-	1,000		988,100
Villa Rica GA Pub Facs Auth Rev Wtr & Swr Pj GTD (AG)	5.00%	3/1/2035	AAA		-	-	-		-	1,000		1,018,060
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-		-	-	-		-	555		548,018
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-		730	689,784	-		-	2,330		2,201,640
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AAA		-	-	-		-	1,650		1,704,879
Total				19.30%		33,953,691			10,164,570			345,201,499
										-		-
Total Municipal Bonds				109.13%		183,406,171			99,936,855	-		1,951,570,120

					Shares (000)		Shares (000)			Shares (000)
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus					-	-	-	(d)	91	-	(d)	202
SSgA Tax Free Money Market Fund					-	-	-		-	5		4,501
Total Short-Term Investments				0.00%		-			91			4,703
Total Investments in Securities				109.13%		183,406,171			99,936,946	-		1,951,574,823

Liabilities in Excess of Cash and Other Assets(e)				-9.13%		(6,653,705)			(2,353,079)	-		(163,217,402)

Net Assets				100.00%		$176,752,466			$97,583,867	-		$1,788,357,421

Total Municipal Bonds Cost						$184,027,781			$99,379,401			$1,938,426,372

Total Short-Term Investments Cost						$0			$91			$4,703

Total Investments in Securities Cost						$184,027,781			$99,379,492			$1,938,431,075

See Notes to Pro Forma Combined Financial Statements.

Pro Forma Combined Schedule of Investments (unaudited)(concluded)

Pro Forma Combined

Open Futures Contracts at March 31, 2010:

Fund	Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

National Tax Free Fund	U.S. 30-Year Treasury Bond	June 2010	800	Short	$(92,900,000)	$438,091
National Tax Free Fund	Ultra Long U.S. Treasury Bond	June 2010	83	Short	(9,957,406)	207,199
Connecticut Tax Free Fund	U.S. 30-Year Treasury Bond	June 2010	88	Short	(10,219,000)	45,241
Connecticut Tax Free Fund	Ultra Long U.S. Treasury Bond	June 2010	33	Short	(3,958,969)	65,208
Georgia Tax Free Trust	U.S. 30-Year Treasury Bond	June 2010	104	Short	(12,077,000)	58,966
Georgia Tax Free Trust	Ultra Long U.S. Treasury Bond	June 2010	10	Short	(1,199,688)	24,964
Hawaii Tax Free Fund	U.S. 30-Year Treasury Bond	June 2010	77	Short	(8,941,625)	39,126
Hawaii Tax Free Fund	Ultra Long U.S. Treasury Bond	June 2010	7	Short	(839,781)	17,475
Missouri Tax Free Fund	U.S. 30-Year Treasury Bond	June 2010	146	Short	(16,954,250)	83,393
Missouri Tax Free Fund	Ultra Long U.S. Treasury Bond	June 2010	7	Short	(839,781)	17,475
Pennsylvania Tax Free Trust	U.S. 30-Year Treasury Bond	June 2010	33	Short	(3,832,125)	16,900
Pennsylvania Tax Free Trust	Ultra Long U.S. Treasury Bond	June 2010	3	Short	(359,906)	7,489

National Tax Free Fund
Pro Forma Combined			1,391		$(162,079,531)	$1,021,527

See Notes to Pro Forma Combined Financial Statements.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2010.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	Securities purchased on a when-issued basis.
(d)	Amount represents less than 1,000 shares.
(e)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certified Bond Insurance
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

Pro Forma Combined Statements of Assets and Liabilities

(unaudited)

March 31, 2010

	National Tax Free Fund	Connecticut Tax Free Fund	Georgia Tax Free Trust	Hawaii Tax Free Income Fund	Missouri Tax Free Fund	Pennsylvania Tax Free Trust	Total Pro Forma Adjustments			National Tax Free Fund Pro Forma Combined
ASSETS:
Investments in securities, at cost	$1,245,900,707	$129,116,557	$145,556,465	$134,450,073	$184,027,781	$99,379,492	$-			$1,938,431,075
Investments in securities, at value	$1,255,997,384	$128,467,922	$146,898,177	$136,868,223	$183,406,171	$99,936,946	$-			$1,951,574,823
Cash	2,022,706	1,274,541	687,027	2,033,504	975,842	615,367	-			7,608,987
Deposits with broker for futures collateral	1,686,000	233,200	217,600	160,300	291,400	68,700	-			2,657,200
Receivables:							-			-
Interest	19,311,473	1,654,010	1,964,013	1,837,392	2,605,010	1,402,954	-			28,774,852
Investment securities sold	13,945,494	-	1,540,000	4,354,493	-	1,810,217	-			21,650,204
Capital shares sold	5,970,869	405,416	677,121	558,470	733,078	304,576	-			8,649,530
Prepaid expenses and other assets	81,875	15,793	14,126	15,485	18,054	15,502	-			160,835
Total assets	1,299,015,801	132,050,882	151,998,064	145,827,867	188,029,555	104,154,262	-			2,021,076,431
LIABILITIES:
Payables:
Investment securities purchased	34,089,327	-	3,088,300	8,039,350	-	3,088,300	-			48,305,277
Trust certificates	126,905,000	11,505,000	10,000,000	8,435,000	10,035,000	2,610,000	-			169,490,000
Capital shares reacquired	3,723,682	63,692	307,430	98,670	315,224	347,976	-			4,856,674
Management fee	412,532	45,159	51,295	48,449	66,788	37,107	-			661,330
12b-1 distribution fees	428,279	33,663	58,224	41,660	49,378	45,021	-			656,225
Interest expense and fees	258,314	16,764	12,614	17,943	20,707	2,561	-			328,903
Fund administration	39,088	3,806	4,766	4,449	34,482	3,516	-			90,107
Directors’\Trustees’ fees	348,870	27,402	12,377	22,188	6,281	22,345	-			439,463
Variation margin	447,625	70,124	57,503	42,219	74,560	18,094				710,125
Distributions payable	4,544,326	418,382	488,732	431,274	634,154	358,845	-			6,875,713
Accrued expenses and other liabilities	118,354	37,841	38,176	33,677	40,515	36,630	-			305,193
Total liabilities	171,315,397	12,221,833	14,119,417	17,214,879	11,277,089	6,570,395	-			232,719,010
NET ASSETS	$1,127,700,404	$119,829,049	$137,878,647	$128,612,988	$176,752,466	$97,583,867	$-			$1,788,357,421
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,153,261,756	$123,883,182	$140,658,793	$128,777,414	$178,780,122	$98,378,786	-			$1,823,740,053
Distributions in excess of net investment income	(64,935)	(323,782)	(61,368)	(320,670)	(441,742)	(227,537)	-			$(1,440,034)
Accumulated net realized loss on investments and futures contracts	(36,238,384)	(3,192,165)	(4,144,420)	(2,318,507)	(1,065,172)	(1,149,225)	-			$(48,107,873)
Net unrealized appreciation (depreciation) on investments and futures contracts	10,741,967	(538,186)	1,425,642	2,474,751	(520,742)	581,843	-			$14,165,275
Net Assets	$1,127,700,404	$119,829,049	$137,878,647	$128,612,988	$176,752,466	$97,583,867	$-			$1,788,357,421
Net assets by class:
Class A Shares	$918,846,238	$111,892,608	$130,478,484	$124,644,954	$174,884,489	$96,035,267	-			$1,556,782,040
Class B Shares	$16,997,604	-	-	-	-	-	-			$16,997,604
Class C Shares	$151,014,390	-	-	-	-	-	-			$151,014,390
Class F Shares	$40,842,172	$7,936,441	$7,400,163	$3,968,034	$1,867,977	$1,548,600	-			$63,563,387
Outstanding shares by class*:
Class A Shares	87,784,828	11,162,355	24,153,556	25,560,132	34,819,348	19,303,440	(54,051,824)	(a	)	148,731,835
Class B Shares	1,615,641	-	-	-	-	-	-			1,615,641
Class C Shares	14,409,955	-	-	-	-	-	-			14,409,955
Class F Shares	3,905,330	793,590	1,364,693	813,472	371,758	311,582	(1,482,498)	(a	)	6,077,927
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.47	$10.02	$5.40	$4.88	$5.02	$4.98	-			$10.47
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 3.25%)	$10.82	$10.36	$5.58	$5.04	$5.19	$5.15	-			$10.82
Class B Shares-Net asset value	$10.52	-	-	-	-	-	-			$10.52
Class C Shares-Net asset value	$10.48	-	-	-	-	-	-			$10.48
Class F Shares-Net asset value	$10.46	$10.00	$5.42	$4.88	$5.02	$4.97	-			$10.46

*	Lord Abbett Municipal Income Fund, Inc. has 1,020,000,000 authorized shares of capital stock (par value $.001) of which 515,000,000 are issued and allocated as follows: 215,000,000 to National, and 100,000,000 to each of Connecticut, Hawaii and Missouri.

The Lord Abbett Municipal Income Trust has an unlimited number of shares of benefical interest authorized.

(a)	Adjustment reflects additional shares issued in connection with the proposed reorganization.

See Notes to Pro Forma Combined Financial Statements.

Pro Forma Statements of Operations (unaudited)

For the tweleve month period ended March 31, 2010

	National Tax Free Fund	Connecticut Tax Free Fund	Georgia Tax Free Trust	Hawaii Tax Free Fund	Missouri Tax Free Fund	Pennsylvania Tax Free Trust	Total Pro Forma Adjustments			National Tax Free Fund Pro Forma Combined
Investment income:
Interest	$61,723,306	$6,051,888	$6,655,990	$6,051,225	$8,449,789	$4,884,124	$-			$93,816,322
Dividends	23,663	1,508	-	-	-	1,526	-			26,697
Total investment income	61,746,969	6,053,396	6,655,990	6,051,225	8,449,789	4,885,650	-			93,843,019
Expenses:
Management fees	4,533,319	537,418	574,125	565,549	748,268	412,130	(294,670)	(a	)	7,076,139
12b-1 distribution plan-Class A	1,682,806	227,798	244,110	245,256	330,883	182,156	-			2,913,009
12b-1 distribution plan-Class B	173,397	-	-	-	-	-	-			173,397
12b-1 distribution plan-Class C	1,132,788	-	-	-	-	-	-			1,132,788
12b-1 distribution plan-Class F	28,692	5,527	5,529	3,048	840	505	-			44,141
Interest expense and fees	937,041	69,678	88,218	73,320	20,707	2,561	-			1,191,525
Shareholder servicing	441,322	53,325	65,976	47,282	86,651	48,842	-			743,398
Professional	59,074	40,237	41,256	40,354	39,709	40,171	(140,000)	(b	)	120,801
Reports to shareholders	72,670	6,502	7,972	9,168	9,058	5,166	(10,000)	(b	)	100,536
Fund administration	404,840	47,771	51,033	50,271	66,512	36,634	-			657,061
Custody	17,566	5,878	3,889	4,007	3,923	5,260	(22,957)	(b	)	17,566
Directors’ fees	46,794	5,826	6,027	6,051	7,929	4,378	-			77,005
Registration	112,601	24,213	25,618	24,417	31,599	23,844	(108,076)	(b	)	134,216
Proxy solicitation	-	-	-	-	-	-	156,742	(c	)	156,742
Other	23,118	4,096	4,529	4,128	4,632	3,712	(19,000)	(b	)	25,215
Gross expenses	9,666,028	1,028,269	1,118,282	1,072,851	1,350,711	765,359	(437,961)			14,563,539
Expense reductions	999	(85)	292	320	293	22	-			1,841
Net expenses	9,667,027	1,028,184	1,118,574	1,073,171	1,351,004	765,381	(437,961)			14,565,380
Net investment income	52,079,942	5,025,212	5,537,416	4,978,054	7,098,785	4,120,269	437,961			79,277,639
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	3,687,251	536,946	484,473	1,325,435	615,968	288,496	-			6,938,569
Net change in unrealized appreciation/depreciation on investments and futures contracts	110,554,436	9,824,720	11,441,916	7,226,157	13,266,242	7,126,884	-			159,440,355
Net realized and unrealized gain	114,241,687	10,361,666	11,926,389	8,551,592	13,882,210	7,415,380	-			166,378,924
Net Increase in Net Assets Resulting From Operations	$166,321,629	$15,386,878	$17,463,805	$13,529,646	$20,980,995	$11,535,649	$437,961			$245,656,563

(a) Decrease due to the asset tiered management fee structure of the Funds.

(b) Increase (decrease) due to the elimination of duplicative expenses achieved by merging the Funds.

(c) Increase due to one time proxy solicitation costs in connection with the reorganization.

See Notes to Pro Forma Combined Financial Statements

Notes to Pro Forma Combined Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) and Lord Abbett Municipal Income Trust (the “Trust”) are registered under the Investment Company Act of 1940, as amended (the “Act”) as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Statutory Trust on July 22, 2002.

The Company consists of seven separate portfolios (each, a “Fund”) and their respective classes and the Trust consists of five separate portfolios and their respective classes (collectively the “Funds”). These Pro Forma Combined Financial Statements cover Lord Abbett National Tax-Free Income Fund (the “Acquiring Fund”). The Acquiring Fund is diversified as defined under the Act.

The investment objective of the Acquiring Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Effective March 31, 2010, each of the Funds of the Company and Trust no longer offers Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Lord Abbett Connecticut Tax Free Fund, Georgia Tax Free Trust, Hawaii Tax Free Fund, Missouri Tax Free Fund and Pennsylvania Tax Free Trust (the “Acquired Funds”), by Acquiring Fund as if such acquisition had taken place as of March 31, 2010.

Under the terms of the Plan of Reorganization, the combination of the Acquired Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of the Acquiring Fund at net asset value (“NAV”). The Statements of Assets and Liabilities and the related Statements of Operations of the Acquired Funds and the Acquiring Fund have been combined as of and for the twelve months ended March 31, 2010. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Funds included in their respective semiannual reports dated March 31, 2010.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Acquired Funds by the Acquiring Fund had taken place as of March 31, 2010.

3. SIGNIFICANT ACCOUNTING POLICIES

General - The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a)	Investment Valuation– Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors/Trustees. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Pro Forma Combined Financial Statements (unaudited)(continued)

Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

National Tax Free Fund					Connecticut Tax Free Fund

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$1,255,992,778	$-	$1,255,992,778	$-	$128,467,916	$-	$128,467,916
Money Market Mutual Funds	4,606	-	-	4,606	6	-	-	6
Total	$4,606	$1,255,992,778	$-	$1,255,997,384	$6	$128,467,916	$-	$128,467,922
Other Financial Instruments
Futures Contracts
Assets	$645,290	$-	$-	$645,290	$110,449	$-	$-	$110,449
Liabilities	-	-	-	-	-	-	-	-
Total	$645,290	$-	$-	$645,290	$110,449	$-	$-	$110,449

Georgia Tax Free Trust					Hawaii Tax Free Fund

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$146,898,177	$-	$146,898,177	$-	$136,868,223	$-	$136,868,223
Total	$-	$146,898,177	$-	$146,898,177	$-	$136,868,223	$-	$136,868,223
Other Financial Instruments
Futures Contracts
Assets	$83,930	$-	$-	$83,930	$56,601	$-	$-	$56,601
Liabilities	-	-	-	-	-	-	-	-
Total	$83,930	$-	$-	$83,930	$56,601	$-	$-	$56,601

Notes to Pro Forma Combined Financial Statements (unaudited)(continued)

Missouri Tax Free Fund					Pennsylvania Tax Free Trust

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$183,406,171	$-	$183,406,171	$-	$99,936,855	$-	$99,936,855
Money Market Mutual Fund	-	-	-	-	91	-	-	91
Total	$-	$183,406,171	$-	$183,406,171	$91	$99,936,855	$-	$99,936,946
Other Financial Instruments
Futures Contracts
Assets	$100,868	$-	$-	$100,868	$24,389	$-	$-	$24,389
Liabilities	-	-	-	-	-	-	-	-
Total	$100,868	$-	$-	$100,868	$24,389	$-	$-	$24,389

National Tax Free Fund Pro Forma Combined

Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$1,951,570,120	$-	$1,951,570,120
Money Market Mutual Fund	4,703	-	-	4,703
Total	$4,703	$1,951,570,120	$-	$1,951,574,823
Other Financial Instruments
Futures Contracts
Assets	$1,021,527	$-	$-	$1,021,527
Liabilities	-	-	-	-
Total	$1,021,527	$-	$-	$1,021,527

* See Pro Forma Combined Schedule of Investments for values in each industry.

(b)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund entered into U.S. Treasury futures contracts during the twelve months ended March 31, 2010 for bona fide hedging purposes including hedging against changes in interest rates and securities prices. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2010, the Funds had interest rate futures contracts with cumulative unrealized appreciation which are included in the Pro Forma Combined Schedule of Investments. Only the current day’s variation margin is included in the Pro Forma Combined Statement of Assets and Liabilities. The net realized gain/(loss) and change in unrealized appreciation/depreciation on futures contracts are included in the Pro Forma Combined Statement of Operations under the captions Net realized loss on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and for the twelve months ended March 31, 2010:

	Unrealized Appreciation as of March 31, 2010	Net Realized Gain	Change in Unrealized Appreciation/ Depreciation	Average Number of Contracts	*
National	$645,290	$3,283,711	$2,085,417	786
Connecticut	110,449	748,269	588,757	123
Georgia	83,930	803,295	643,892	131
Hawaii	56,601	479,964	351,218	100
Missouri	100,868	512,934	378,867	128
Pennsylvania	24,389	134,335	99,740	36
National Pro Forma Combined	$1,021,527	$5,962,508	$4,147,891	1,304
*	Calculated based on the number of contracts for the twelve months ended March 31, 2010.

Notes to Pro Forma Combined Financial Statements (unaudited)(continued)

4. SUMMARY OF CAPITAL TRANSACTIONS

The pro forma NAV assumes the issuance of shares of the Acquiring Fund as if such shares had been issued at March 31, 2010, in connection with the proposed reorganizations. The number of shares assumed to be issued is equal to the total NAV of shares of all of the Acquired Funds as of March 31, 2010, divided by the NAV of the shares of the Acquiring Fund as of March 31, 2010. The pro forma number of shares outstanding for the combined fund consists of the following as of March 31, 2010:

Class A Shares
	Connecticut Tax Free Fund	Georgia Tax Free Trust	Hawaii Tax Free Fund	Missouri Tax Free Fund	Pennsylvania Tax Free Trust	National Tax Free Fund
Pre-Combined Shares	11,162,355	24,153,556	25,560,132	34,819,348	19,303,440	87,784,828
Reorganization Shares	(11,162,355)	(24,153,556)	(25,560,132)	(34,819,348)	(19,303,440)	114,998,831
Pro Forma Adjustment for NAV	-	-	-	-	-	(54,051,824)
Total Shares Outstanding Post-Combined	-	-	-	-	-	148,731,835
Pre-Combined Amount	$111,892,608	$130,478,484	$124,644,954	$174,884,489	$96,035,267	$918,846,238
Reorganization Amount	(111,892,608)	(130,478,484)	(124,644,954)	(174,884,489)	(96,035,267)	637,935,802
Post-Combined Amount	$-	$-	$-	$-	$-	$1,556,782,040

Class B Shares		Class C Shares
	National Tax Free Fund		National Tax Free Fund
Pre-Combined Shares	1,615,641	Pre-Combined Shares	14,409,955
Reorganization Shares	-	Reorganization Shares	-
Total Shares Outstanding Post-Combined	1,615,641	Total Shares Outstanding Post-Combined	14,409,955
Pre-Combined Amount	$16,997,604	Pre-Combined Amount	$151,014,390
Reorganization Amount	-	Reorganization Amount	-
Post-Combined Amount	$16,997,604	Post-Combined Amount	$151,014,390

Class F Shares
	Connecticut Tax Free Fund	Georgia Tax Free Trust	Hawaii Tax Free Fund	Missouri Tax Free Fund	Pennsylvania Tax Free Trust	National Tax Free Fund
Pre-Combined Shares	793,590	1,364,693	813,472	371,758	311,582	3,905,330
Reorganization Shares	(793,590)	(1,364,693)	(813,472)	(371,758)	(311,582)	3,655,095
Pro Forma Adjustment for NAV	-	-	-	-	-	(1,482,498)
Total Shares Outstanding Post-Combined	-	-	-	-	-	6,077,927
Pre-Combined Amount	$7,936,441	$7,400,163	$3,968,034	$1,867,977	$1,548,600	$40,842,172
Reorganization Amount	(7,936,441)	(7,400,163)	(3,968,034)	(1,867,977)	(1,548,600)	22,721,215
Post-Combined Amount	$-	$-	$-	$-	$-	$63,563,387

5. PRO FORMA OPERATING EXPENSES

The Pro Forma Combined Statement of Operations for the twelve month period ended March 31, 2010, as adjusted, giving effect to the Plan of Reorganization reflects changes in expenses of the Acquired Funds as if the Reorganization was consummated on April 1, 2009. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Plan of Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

6. INCOME TAXES

Notes to Pro Forma Combined Financial Statements (unaudited)(continued)

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Pro Forma Combined Financial Statements (unaudited)(concluded)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended September 30, 2007 through September 30, 2009. The statutes of limitations on the Company’s and Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

PART C

OTHER INFORMATION

Item 15.             Indemnification

Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers.

The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940, as amended (the “1940 Act”), as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the 1940 Act, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the Investment Company Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, Registrant maintains a directors’ and officers errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16.                 Exhibits

(1)	Articles of Incorporation.

(a)	Articles of Restatement. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on December 2, 1998.

(b)	Articles of Amendment dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(c)	Articles Supplementary dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(d)	Articles of Amendment effective January 28, 2005. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on January 28, 2005.

(e)	Articles of Supplementary dated April 23, 2007. Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on April 27, 2007.

(f)

Articles Supplementary to Articles of Incorporation dated July 31, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(g)	Articles of Amendment dated August 30, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(h)

Articles Supplementary to Articles of Incorporation dated January 18, 2008. Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on January 28, 2008.

(i)

Articles Supplementary to Articles of Incorporation dated July 21, 2010. Incorporated by reference to Post- Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on July 26, 2010.

(2)	By-Laws as amended on January 28, 2005 are incorporated by reference to Post-Effective

Amendment No. 37 to the Registrant’s Registration Statement on form N-1A filed on January 28, 2005.

(3)	Voting Trust Agreement. Not applicable.

(4)	Reorganization Agreement.

(a)	Form of Agreement and Plan of Reorganization. Filed as Exhibit A to Combined Prospectus/Proxy Statement.

(b)	Form of Agreement and Plan of Redomestication. Filed as Exhibit B to Combined Prospectus/Proxy Statement.

(5)	Instrument Defining Rights of Security Holders. Not applicable.

(6)	Investment Advisory Contracts.

(a)	Management Agreement. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(b)	Addendum to Management Agreement dated October 1, 2004. Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on January 30, 2006.

(7)	Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed January 28, 2002.

(8)	Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on January 31, 2001.

(9)	Custodian Agreement and updated Exhibit A is incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2009.

(10)	Rule 18F-3 Plan and 12b-1 Plan.

(a)

Rule 18F-3 Plan. Amended and Restated Rule 18f-3 Plan with Schedule A as of July 1, 2008 pursuant to Rule 18f-3(d) under the 1940 Act, as amended with updated Schedule A dated December 10, 2008. Incorporated by reference to Post-Effective No. 45 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2009.

(b)

Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed January 28, 2009.

(11)	Share opinion of Wilmer Cutler Pickering Hale and Dorr LLP. (To be filed by amendment.)

(12)	Tax opinion of Wilmer Cutler Pickering Hale and Dorr LLP. (To be filed by amendment.)

(13)	Not applicable.

(14)	Consent of Deloitte & Touche LLP. (To be filed by amendment.)

(15)	Not applicable.

(16)	Powers of Attorney. Filed herewith.

(17)	Additional Exhibits.

(a)	Proxy card. (Filed as Attachment to Combined Prospectus/Proxy Statement).

(b)

The Prospectus of the Lord Abbett Municipal Income Fund, Inc. and Lord Abbett Municipal Income Trust dated February 1, 2010 is incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on January 28, 2010.

(c)

The Statement of Additional Information of the Lord Abbett Municipal Income Fund, Inc. and Lord Abbett Municipal Income Trust dated February 1, 2010 incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on January 28, 2010.

(d)

The 2010 Semi-Annual Report of the Lord Abbett Municipal Income Trust and Lord Abbett Municipal Income Fund, Inc. for the period ended March 31, 2010 is incorporated by reference to the Report on Form N-CSRS filed on June 2, 2010.

(e)

The 2009 Annual Report of the Lord Abbett Municipal Income Trust and Lord Abbett Municipal Income Fund, Inc. for the period ended September 30, 2009 is incorporated by reference to the Report on Form N-CSR filed on December 10, 2009.

Item 17.                 Undertakings

(1)

The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant in Jersey City, New Jersey, on the 28th day of July, 2010.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Thomas R. Phillips
By:	Thomas R. Phillips
Vice President and Assistant Secretary

/s/ Joan A. Binstock
By:	Joan A. Binstock
Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert S. Dow*	Chairman and Director	July 28, 2010
Robert S. Dow

/s/ Daria L. Foster*	President and Director	July 28, 2010
Daria L. Foster

/s/ E. Thayer Bigelow*	Director	July 28, 2010
E. Thayer Bigelow

/s/ William H. T. Bush*	Director	July 28, 2010
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Director	July 28, 2010
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Director	July 28, 2010
Julie A. Hill

/s/ Franklin W. Hobbs*	Director	July 28, 2010
Franklin W. Hobbs

/s/ Thomas J. Neff*	Director	July 28, 2010
Thomas J. Neff

/s/ James L.L. Tullis*	Director	July 28, 2010
James L.L. Tullis

/s/ Thomas R. Phillips
By: Thomas R. Phillips
Attorney-in-Fact *

EXHIBIT 16

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow	and Director/Trustee	July 23, 2009
Robert S. Dow

President and
/s/ Daria L. Foster	Director/Trustee	July 23, 2009
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	July 23, 2009
E. Thayer Bigelow

/s/ William H.T. Bush	Director/Trustee	July 23, 2009
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	July 23, 2009
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	July 23, 2009
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	July 23, 2009
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	July 23, 2009
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	July 23, 2009
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.